UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Semiannual report

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal

Bond Fund

February 29, 2008

Fixed income mutual funds

Disclosure of Fund expenses	1

Sector allocations and credit quality breakdowns	4

Statements of net assets	7

Statements of operations	36

Statements of changes in net assets	38

Financial highlights	44

Notes to financial statements	62

About the organization	74

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.
© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period September 1, 2007 to February 29, 2008

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 to February 29, 2008.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

Disclosure of Fund expenses

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08*
Actual Fund Return
Class A	$1,000.00	$992.90	1.19%	$5.90
Class B	1,000.00	989.20	1.94%	9.59
Class C	1,000.00	990.00	1.94%	9.60
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.95	1.19%	$5.97
Class B	1,000.00	1,015.22	1.94%	9.72
Class C	1,000.00	1,015.22	1.94%	9.72

The expenses in the table above includes interest and related expenses which include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floaters programs.

See Notes 1 and 7 in “Notes to financial statements.”

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08*
Actual Fund Return
Class A	$1,000.00	$1,013.20	0.75%	$3.75
Class B	1,000.00	1,008.90	1.60%	7.99
Class C	1,000.00	1,008.90	1.60%	7.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.13	0.75%	$3.77
Class B	1,000.00	1,016.91	1.60%	8.02
Class C	1,000.00	1,016.91	1.60%	8.02

2

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08*
Actual Fund Return
Class A	$1,000.00	$970.50	0.89%	$4.36
Class B	1,000.00	966.90	1.64%	8.02
Class C	1,000.00	967.00	1.64%	8.02
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.89%	$4.47
Class B	1,000.00	1,016.71	1.64%	8.22
Class C	1,000.00	1,016.71	1.64%	8.22

3

Sector allocations and credit quality breakdowns
Delaware Minnesota Municipal Bond Funds	As of February 29, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Minnesota Fund

Sector	Percentage of net assets
Municipal Bonds	102.40%
Corporate-Backed Revenue Bonds	4.11%
Education Revenue Bonds	6.22%
Electric Revenue Bonds	7.84%
Escrowed to Maturity Bonds	6.20%
Health Care Revenue Bonds	15.93%
Housing Revenue Bonds	6.59%
Lease Revenue Bonds	3.40%
Local General Obligation Bonds	10.60%
Pre-Refunded Bonds	31.17%
Special Tax Revenue Bonds	1.80%
State General Obligation Bonds	5.70%
Transportation Revenue Bonds	1.12%
Water & Sewer Revenue Bond	1.72%
Short-Term Investments	1.35%
Money Market Instrument	0.97%
Variable Rate Demand Note	0.38%
Total Value of Securities	103.75%
Liabilities Net of Receivables and Other Assets	(3.75%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	51.94%
AA	15.67%
A	14.69%
BBB	11.26%
BB	1.07%
Not Rated	5.37%
Total	100.00%

4

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Minnesota Intermediate Fund

Sector	Percentage of net assets
Municipal Bonds	93.77%
Corporate-Backed Revenue Bonds	3.03%
Education Revenue Bonds	5.62%
Electric Revenue Bond	1.65%
Escrowed to Maturity Bond	1.95%
Health Care Revenue Bonds	12.74%
Housing Revenue Bonds	7.44%
Lease Revenue Bonds	3.19%
Local General Obligation Bonds	14.00%
Pre-Refunded Bonds	21.33%
Special Tax Revenue Bond	3.93%
State General Obligation Bonds	13.41%
Transportation Revenue Bonds	2.27%
Water & Sewer Revenue Bonds	3.21%
Short-Term Investments	8.28%
Money Market Instrument	3.97%
Variable Rate Demand Note	4.31%
Total Value of Securities	102.05%
Liabilities Net of Receivables and Other Assets	(2.05%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	45.44%
AA	20.63%
A	12.32%
BBB	13.60%
Not Rated	8.01%
Total	100.00%

5

Sector allocations and credit quality breakdowns
Delaware Minnesota Municipal Bond Funds

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Minnesota High-Yield Municipal Bond Fund

Sector	Percentage of net assets
Municipal Bonds	98.37%
Corporate-Backed Revenue Bonds	3.46%
Education Revenue Bonds	7.57%
Electric Revenue Bonds	6.46%
Health Care Revenue Bonds	29.42%
Housing Revenue Bonds	14.09%
Lease Revenue Bonds	1.88%
Local General Obligation Bonds	9.93%
Pre-Refunded Bonds	12.61%
Special Tax Revenue Bonds	3.69%
State General Obligation Bonds	4.25%
Transportation Revenue Bond	1.37%
Water & Sewer Revenue Bonds	3.64%
Short-Term Investments	1.86%
Money Market Instrument	0.39%
Variable Rate Demand Notes	1.47%
Total Value of Securities	100.23%
Liabilities Net of Receivables and Other Assets	(0.23%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	27.06%
AA	14.31%
A	20.69%
BBB	16.30%
BB	1.19%
Not Rated	20.45%
Total	100.00%

6

Statements of net assets
Delaware Tax-Free Minnesota Fund	February 29, 2008 (Unaudited)

	Principal amount	Value
Municipal Bonds – 102.40%
Corporate-Backed Revenue Bonds – 4.11%
Cloquet Pollution Control Revenue Refunding
(Potlatch Corporation Project) 5.90% 10/1/26	$6,500,000	$6,197,360
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,402,000
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	6,323,747
Seaway Port Authority of Duluth Industrial Development
Dock & Wharf Revenues Refunding
(Cargill Project) Series E 6.125% 11/1/14	4,500,000	4,522,995
		24,446,102
Education Revenue Bonds – 6.22%
Minnesota State Colleges & Universities
Revenue Fund Series A
5.00% 10/1/22 (FSA)	5,135,000	5,164,013
5.00% 10/1/29 (MBIA)	5,665,000	5,497,316
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,197,650
Series 6-J1 5.00% 5/1/36	2,225,000	1,924,113
Minnesota State Higher Education Facilities Authority Revenue
(College of St. Benedict) Series 4-G 6.20% 3/1/16	1,000,000	1,000,960
(St. Catherine College) Series 5-N1
5.00% 10/1/18	2,200,000	2,174,986
5.25% 10/1/22	1,500,000	1,455,315
5.375% 10/1/32	1,000,000	922,530
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	2,000,000	1,993,540
University of Minnesota
&[1]5.50% 7/1/21	10,500,000	11,346,300
&[2]5.75% 7/1/18	3,840,000	4,339,949
		37,016,672
Electric Revenue Bonds – 7.84%
Chaska Electric Revenue Refunding (Generating Facilities)
Series A 5.00% 10/1/30	3,000,000	2,734,920
Minnesota State Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	2,780,160
Series A 5.00% 10/1/34	6,250,000	5,807,563
Series A 5.125% 10/1/29	3,000,000	2,902,860

7

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
&[3]Series 32 5.25% 1/1/13 (FSA)	$9,170,000	$9,527,538
^Capital Appreciation Series A 5.85% 1/1/09 (AMBAC)	3,815,000	3,727,026
Refunding Series B 4.75% 1/1/20 (AMBAC)	2,500,000	2,471,975
Puerto Rico Electric Power Authority Power Revenue
Refunding Series GG 4.75% 7/1/21 (FSA)	1,000,000	986,340
Southern Minnesota Municipal Power Agency Supply
System Revenue
&[4]5.25% 1/1/14 (AMBAC)	4,000,000	4,262,140
&[5]5.25% 1/1/15 (AMBAC)	5,900,000	6,289,872
Series A 5.25% 1/1/15 (AMBAC)	3,000,000	3,198,240
^Capital Appreciation 4.44% 1/1/25 (MBIA)	5,000,000	1,979,200
		46,667,834
Escrowed to Maturity Bonds – 6.20%
Dakota - Washington Counties Housing &
Redevelopment Authority Single Family Residential
Mortgage Revenue
8.15% 9/1/16 (MBIA) (GNMA) (AMT)	405,000	524,082
(Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,148,110
(Bloomington Mortgage) Refunding Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,094,489
Southern Minnesota Municipal Power Agency Supply
System Revenue Refunding Series B
5.50% 1/1/15 (AMBAC)	990,000	1,049,846
University of Minnesota Series A 5.50% 7/1/21	2,000,000	2,161,220
Western Minnesota Municipal Power Agency Supply
Revenue Series A
6.60% 1/1/10	900,000	940,752
9.75% 1/1/16 (MBIA)	715,000	968,947
		36,887,446
Health Care Revenue Bonds – 15.93%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	1,500,000	1,325,460
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,473,659

8

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/24 (RADIAN)	$740,000	$699,433
Bloomington Housing & Redevelopment Authority
Revenue (Senior Summerhouse Bloomington
Project - PHM) 6.125% 5/1/35	3,420,000	3,086,653
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,310,675
Buffalo Health Care Revenue Refunding
(Central Minnesota Senior Housing Project)
Series A 5.50% 9/1/33	1,270,000	1,092,467
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/29	1,000,000	914,440
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	4,000,000	3,678,760
Minneapolis Health Care Facilities Revenue
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,550,000	1,379,020
Minneapolis Health Care System Revenue
(Fairview Health Services) Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,348,050
5.00% 11/15/34 (AMBAC)	10,750,000	10,101,344
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care System Revenue
(Health Partners Obligation Group Project)
5.625% 12/1/22	650,000	638,762
5.875% 12/1/29	1,000,000	981,240
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,713,554
(Fairview Health Care System) Un-refunded Balance
Series A 5.75% 11/15/26 (MBIA)	180,000	182,135
6.375% 11/15/29	15,000	15,416
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,469,445
Northfield Housing & Redevelopment Authority Revenue
Refunding (Northfield Retirement Project)
Series A 5.375% 12/1/36	1,000,000	842,410
Prior Lake Senior Housing Revenue
(Shepherds Path Senior Housing)
Series B 5.70% 8/1/36	2,000,000	1,826,140

9

Statements of net assets
Delaware Tax-Free Minnesota Fund

Principal amount		Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Foundation) Series B 5.50% 11/15/27	$700,000	$703,402
&[6]Series A 5.50% 11/15/27	4,200,000	4,220,412
&[7]Series B 5.50% 11/15/27	16,750,000	16,831,404
Shakopee Health Care Facilities Revenue (St. Francis
Regional Medical Center)
5.10% 9/1/25	2,000,000	1,841,140
5.25% 9/1/34	7,000,000	6,239,730
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,302,330
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/18 (MBIA)	5,720,000	5,738,361
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	6,857,911
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/35	4,340,000	4,033,553
Series A 5.70% 11/1/15	1,300,000	1,310,075
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding (Marion Center Project)
Series A 5.30% 11/1/30	500,000	412,030
Series A 5.375% 5/1/43	500,000	398,245
Stillwater Health Care Revenue (Health System
Obligation Group) 5.00% 6/1/35	1,000,000	892,890
Washington County Housing & Redevelopment Authority
Revenue (Health East Project)
5.50% 11/15/27	1,000,000	901,440
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22 (FSA)	1,000,000	1,011,910
5.00% 2/1/25 (FSA)	1,000,000	997,700
Woodbury Economic Development Authority Housing
Revenue (Senior Summerhouse
Woodbury Project) Series B 5.75% 6/1/41	2,250,000	1,987,943
		94,759,539

10

Principal amount		Value
Municipal Bonds (continued)
Housing Revenue Bonds – 6.59%
Brooklyn Center Multifamily Housing Revenue Refunding
(Shingle Creek) 5.40% 5/20/43 (GNMA) (AMT)	$1,000,000	$919,180
Dakota County Housing & Redevelopment Authority
Single Family Mortgage Revenue
5.85% 10/1/30 (GNMA) (FNMA) (AMT)	158,000	155,848
Hopkins Multifamily Housing Revenue (Hopkins
Renaissance Project) 6.375% 4/1/20 (HUD Section 8)	1,000,000	1,016,460
@Hutchinson Multifamily Housing Revenue (Evergreen
Apartments Project)
5.75% 11/1/28 (HUD Section 8)	825,000	715,943
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project)
5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,430,340
(Grant Street Apartments Project)
Series A 7.25% 11/1/29	750,000	760,095
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	7,375,599
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	950,000	937,023
(Trinity Apartments) Refunding Series A
6.75% 5/1/21 (HUD Section 8)	1,680,000	1,705,066
Minnesota Housing Finance Agency Rental Housing
Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,642,000	1,643,938
Minnesota Housing Finance Agency
(Residential Housing)
Series A 5.30% 7/1/19	495,000	503,801
Series B 5.35% 1/1/33 (AMT)	2,955,000	2,766,146
•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,132,250
Series I 4.85% 7/1/38 (AMT)	2,000,000	1,735,180
5.15% 7/1/38 (AMT)	5,550,000	5,008,153
Series M 4.875% 7/1/37 (AMT)	4,500,000	3,904,740
(Single Family Mortgage) Series J 5.90% 7/1/28 (AMT)	435,000	435,035
@Park Rapids Multifamily Revenue (The Court Apartments
Project) 6.30% 2/1/20 (HUD Section 8)	2,735,000	2,597,594
St. Cloud Housing & Redevelopment Authority
Multifamily Housing Revenue (Sterling
Heights Apartments Project) 7.55% 4/1/39 (AMT)	1,000,000	945,830

11

Statements of net assets
Delaware Tax-Free Minnesota Fund

Principal amount		Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
St. Louis Park Residential Single Family Mortgage
Revenue Series A 7.25% 4/20/23 (GNMA)	$13,000	$13,212
Washington County Housing & Redevelopment Authority
Governmental Revenue Refunding (Briar Pond)
Series C 7.25% 8/20/34	940,000	817,424
White Bear Lake Multifamily Revenue Refunding (Lake
Square) Series A 5.875% 2/1/15 (FHA)	905,000	915,055
Willmar Housing & Redevelopment Authority Multifamily
Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD Section 8)	860,000	804,367
		39,238,279
Lease Revenue Bonds – 3.40%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (FSA)	1,545,000	1,595,135
5.00% 2/1/19 (FSA)	1,535,000	1,562,538
5.00% 2/1/20 (FSA)	1,690,000	1,710,618
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Un-refunded
Balance Series D 5.25% 7/1/36	1,070,000	984,347
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,514,525
5.25% 12/1/27	3,840,000	3,830,322
Series 3-12 5.125% 12/1/27	3,000,000	2,939,880
(Robert Street Office Building Project) Series 3-11
4.75% 12/1/23	2,000,000	1,922,580
5.00% 12/1/27	2,500,000	2,444,550
Series 9 5.25% 12/1/27	725,000	726,755
		20,231,250
Local General Obligation Bonds – 10.60%
Dakota County Community Development Agency
(Senior Housing Facilities) 5.00% 1/1/21	1,275,000	1,283,313
Farmington Independent School District #192
Series B 5.00% 2/1/27 (FSA)	10,705,000	10,575,576
Hennepin County Regional Railroad Authority
5.00% 12/1/31	4,030,000	3,883,227
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (FSA)	7,850,000	7,724,085

12

Principal amount		Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
^Mahtomedi Independent School District #832 Capital
Appreciation Series B 5.90% 2/1/14 (MBIA)	$1,540,000	$1,206,621
Metropolitan Council Minneapolis/St. Paul Metropolitan
Area Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,219,848
Series C 5.00% 3/1/16	1,690,000	1,823,645
Minneapolis Library 5.00% 12/1/25	1,500,000	1,485,960
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	878,960
Mounds View Independent School District #621 Series A
5.00% 2/1/20 (MBIA)	2,970,000	2,993,522
New Brighton Tax Increment Series A
5.00% 2/1/26 (MBIA)	1,185,000	1,165,673
5.00% 2/1/27 (MBIA)	1,000,000	980,780
5.00% 2/1/28 (MBIA)	1,000,000	976,540
Osseo Independent School District #279 Series A
5.00% 2/1/21 (FSA)	3,570,000	3,604,629
Prior Lake Independent School District #719 Series B
5.00% 2/1/19 (FSA)	3,145,000	3,239,413
Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,057,308
Robbinsdale Independent School District #281
5.00% 2/1/21 (FSA)	1,310,000	1,322,707
^Rosemount Independent School District #196 Capital
Appreciation Series B
5.80% 4/1/09 (FSA)	1,860,000	1,809,185
5.85% 4/1/10 (FSA)	2,240,000	2,110,125
5.931% 4/1/11 (FSA)	2,600,000	2,352,142
5.961% 4/1/12 (FSA)	1,850,000	1,600,158
6.008% 4/1/13 (FSA)	1,915,000	1,577,596
^Sartell Independent School District #748
Capital Appreciation Series B
5.976% 2/1/13 (MBIA)	540,000	452,061
6.100% 2/1/15 (MBIA)	1,075,000	816,452
6.15% 2/1/16 (MBIA)	1,750,000	1,261,453
St. Peter’s Hospital Series A 5.00% 9/1/24 (MBIA)	1,905,000	1,900,752

13

Statements of net assets
Delaware Tax-Free Minnesota Fund

Principal amount		Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Todd Morrison Cass & Wadena Counties United Hospital
District (Health Care Facilities-Lakewood)
5.00% 12/1/21	$2,000,000	$1,922,860
5.00% 12/1/34	1,000,000	884,450
5.125% 12/1/24	1,000,000	948,710
		63,057,751
§Pre-Refunded Bonds – 31.17%
Big Lake Independent School District #727 Series A
5.00% 2/1/17-10 (FSA)	1,040,000	1,077,419
5.00% 2/1/20-10 (FSA)	1,000,000	1,035,980
Bloomington Independent School District #271
Series B 5.00% 2/1/17-10	5,300,000	5,490,694
Centennial Independent School District #012
Series A 5.00% 2/1/18-12 (FSA)	1,270,000	1,339,215
Chaska Electric Revenue Series A 6.00% 10/1/25-10	1,000,000	1,071,450
Dakota County Capital Improvement
Series A 4.75% 2/1/26-11	1,000,000	968,290
Duluth Economic Development Authority Health
Care Facilities Revenue (Benedictine Health System)
(St. Mary’s Hospital)
5.25% 2/15/28-14	8,500,000	8,027,910
5.25% 2/15/33-14	10,000,000	9,180,499
5.50% 2/15/23-14	1,000,000	995,940
^Farmington Independent School District #192 Capital
Appreciation Series B
5.34% 2/1/21-12 (FSA)	1,650,000	929,462
5.424% 2/1/20-12 (FSA)	1,500,000	801,120
Hopkins Housing & Redevelopment Authority
(Public Works & Fire Station) Series A
5.00% 2/1/23-13 (MBIA)	1,210,000	1,297,604
^Lakeville Independent School District #194 Capital
Appreciation Series B 5.45% 2/1/19-10 (FSA)	8,000,000	4,609,200
Marshall Medical Center Gross Revenue (Weiner
Memorial Medical Center Project) 6.00% 11/1/28-09	1,000,000	1,046,100
Minneapolis Community Development Agency Series G-3
5.45% 12/1/31-11	2,000,000	2,158,320
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	17,300,000	18,974,466
(Fairview Health Services) Series A 5.625% 5/15/32-12	16,925,000	18,474,145

14

Principal amount		Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue
Series A
5.125% 1/1/25-09 (FGIC)	$100,000	$102,976
5.25% 1/1/32-11 (FGIC)	5,000,000	5,294,650
Series C
5.125% 1/1/20-11 (FGIC)	2,000,000	2,111,120
5.25% 1/1/32-11 (FGIC)	8,845,000	9,366,236
5.50% 1/1/17-11 (FGIC)	2,500,000	2,664,200
Minneapolis Tax Increment Revenue
Series E 5.00% 3/1/13-09	6,265,000	6,405,837
Minnesota Agricultural & Economic Development Board
Revenue (Fairview Health Care System)
Series A 6.375% 11/15/29-10	485,000	532,030
Minnesota Public Facilities Authority Water
Pollution Control Revenue
Series A 5.00% 3/1/20-10	3,000,000	3,122,610
Series B 4.75% 3/1/19-09	2,000,000	2,039,840
Morris Independent School District #769 Building
5.00% 2/1/24-13 (MBIA)	4,875,000	5,180,224
Mounds View Independent School District #621 Series A
5.375% 2/1/24-11 (FGIC)	6,170,000	6,533,043
Puerto Rico Commonwealth
Series A 5.00% 7/1/34-14	2,830,000	3,055,127
Series B 5.00% 7/1/35-16	925,000	997,816
Puerto Rico Public Buildings Authority Guaranteed
Government Facilities Revenue
Series D 5.25% 7/1/36-12	2,930,000	3,129,123
Rochester Electric Utilities Revenue 5.25% 12/1/30-10	4,915,000	5,211,571
Rochester Multifamily Housing Revenue (Wedum
Shorewood Campus Project) 6.60% 6/1/36-09	3,890,000	4,136,859
Rockford Independent School District # 883
5.60% 2/1/21-10 (FSA)	3,210,000	3,361,191
5.625% 2/1/23-10 (FSA)	7,020,000	7,353,871
^Sauk Rapids Independent School District #047 Series B
5.982% 2/1/15-11 (FSA)	2,700,000	1,933,551
6.083% 2/1/17-11 (FSA)	2,245,000	1,422,881

15

Statements of net assets
Delaware Tax-Free Minnesota Fund

Principal amount		Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Shakopee Public Utilities Commission Revenue
5.125% 2/1/26-09 (MBIA)	$2,850,000	$2,907,485
South Washington County Independent School District
#833 Series A 5.60% 2/1/20-10 (MBIA)	6,880,000	7,230,398
Southern Minnesota Municipal Power Agency Supply
Revenue Series A
5.75% 1/1/18-13	3,790,000	4,109,724
5.75% 1/1/18-13 (AMBAC)	670,000	726,521
5.75% 1/1/18-13 (MBIA)	1,000,000	1,084,360
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,251,692
5.50% 7/1/25-14	2,000,000	2,204,620
St. Michael Independent School District #885
5.00% 2/1/20-12 (FSA)	1,970,000	2,077,365
5.00% 2/1/27-12 (FSA)	3,435,000	3,436,065
		185,460,800
Special Tax Revenue Bonds – 1.80%
^Minneapolis Community Development Agency Tax
Increment Revenue Capital Appreciation Revenue
6.673% 9/1/09 (MBIA)	5,750,000	5,512,295
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue
Series B 5.00% 7/1/46	4,000,000	3,493,120
Virgin Islands Public Finance Authority Revenue (Senior
Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,710,316
		10,715,731
State General Obligation Bonds – 5.70%
Minnesota State
5.00% 10/1/15	7,000,000	7,582,680
5.00% 11/1/20 (FSA)	13,675,000	13,818,724
5.00% 8/1/21	2,400,000	2,427,408
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/34	1,670,000	1,505,154
5.50% 7/1/17	4,070,000	4,218,555
5.50% 7/1/18	1,240,000	1,277,374
Refunding 5.50% 7/1/19 (MBIA)	1,500,000	1,558,935
Series B 5.00% 7/1/35	575,000	516,603

16

Principal amount		Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Government Development Bank Senior Notes
Series B 5.00% 12/1/14	$1,000,000	$1,025,210
		33,930,643
Transportation Revenue Bonds – 1.12%
Minneapolis/St. Paul Metropolitan Airports Commission
Revenue Series A
5.00% 1/1/22 (MBIA)	2,000,000	1,943,440
5.00% 1/1/15 (AMT)	3,095,000	3,210,876
5.25% 1/1/16 (MBIA)	1,460,000	1,514,765
		6,669,081
Water & Sewer Revenue Bond – 1.72%
&[8]Minnesota Public Facilities Authority II Water Pollution
Control Revenue 5.25% 3/1/18	10,000,000	10,248,500
		10,248,500
Total Municipal Bonds (cost $610,763,132)		609,329,628

Number of shares
Short-Term Investments – 1.35%
Money Market Instrument – 0.97%
Federated Minnesota Municipal Cash Trust	5,774,911	5,774,911
		5,774,911

Principal amount
•Variable Rate Demand Note – 0.38%
University of Minnesota Series C 3.23% 12/1/36	$2,260,000	2,260,000
		2,260,000
Total Short-Term Investments (cost $8,034,911)		8,034,911

Total Value of Securities – 103.75%
(cost $618,798,043)		617,364,539
Liabilities Net of Receivables and
Other Assets* – (3.75%)		(22,317,303)
Net Assets Applicable to 50,295,839
Shares Outstanding – 100.00%		$595,047,236

17

Statements of net assets
Delaware Tax-Free Minnesota Fund

Net Asset Value – Delaware Tax-Free Minnesota Fund	$11.83
Class A ($556,259,563 / 47,024,386 Shares)
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($13,210,265 / 1,115,914 Shares)	$11.84
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($25,577,408 / 2,155,539 Shares)	$11.87

Components of Net Assets at February 29, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$595,065,901
Distributions in excess of net investment income	(22,417)
Accumulated net realized gain on investments	1,437,256
Net unrealized depreciation of investments	(1,433,504)
Total net assets	$595,047,236

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 29, 2008.
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 10 in “Notes to financial statements.”
@	Illiquid security. At February 29, 2008, the aggregate amount of illiquid securities was $3,313,537, which represented 0.56% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
*	Includes $32,180,000 in liability for Inverse Floater programs. See Note 7 in “Notes to financial statements.”
&[1]	Security held in a trust in connection with the Inverse Floater security $5,250,000, 9.341%, 7/1/21.
&[2]	Security held in a trust in connection with the Inverse Floater security $1,920,000, 9.922%, 7/1/18.
&[3]	Security held in a trust in connection with the Inverse Floater security $4,585,000, 8.710%, 1/1/13.
&[4]	Security held in a trust in connection with the Inverse Floater security $2,000,000, 6.230%, 1/1/14.
&[5]	Security held in a trust in connection with the Inverse Floater security $2,950,000, 6.230%, 1/1/15.
&[6]	Security held in a trust in connection with the Inverse Floater security $2,100,000, 9.341%, 11/15/27.

18

&[7]	Security held in a trust in connection with the Inverse Floater security $8,375,000, 9.341%, 11/15/27.
&[8]	Security held in a trust in connection with the Inverse Floater security $5,000,000, 12.573%, 3/1/18.

For additional information on the Inverse Floater programs, see Note 7 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Authority
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
HUD — Housing and Urban Development
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
VA — Insured by the Veterans Administration

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$11.83
Sales charge (4.50% of offering price) (B)	0.56
Offering price	$12.39

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

19

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund	February 29, 2008 (Unaudited)

Principal amount		Value
Municipal Bonds – 93.77%
Corporate-Backed Revenue Bonds – 3.03%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	$750,000	$693,938
Minneapolis Community Development Agency
(Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	1,055,000	1,059,293
		1,753,231
Education Revenue Bonds – 5.62%
Minnesota Higher Education Facilities Authority Revenue
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	653,625
(University of St. Thomas) Series 5-Y 5.25% 10/1/19	1,590,000	1,603,579
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	1,000,000	996,770
		3,253,974
Electric Revenue Bond – 1.65%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	955,720
		955,720
Escrowed to Maturity Bond – 1.95%
University of Minnesota Series A 5.75% 7/1/16	1,000,000	1,131,700
		1,131,700
Health Care Revenue Bonds – 12.74%
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care System (Health
Partners Obligation Group Project)
6.00% 12/1/17	1,125,000	1,164,083
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	421,776
Northfield Hospital Revenue 5.25% 11/1/21	1,000,000	941,280
Oakdale Elderly Housing Revenue
(PHM/Oakdale Project) 5.75% 3/1/18	1,400,000	1,378,594
Sherburne County Health Care Facilities Revenue
(Guardian Angel Health Services) 5.30% 10/1/26	250,000	220,165
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Health East Project)
Series B 5.85% 11/1/17	1,160,000	1,166,763

20

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Allina Health System)
Series A 5.00% 11/15/14 (MBIA)	$2,000,000	$2,083,460
		7,376,121
Housing Revenue Bonds – 7.44%
Minneapolis Multifamily Housing Revenue Refunding
(Trinity Apartments) (HUD Section 8)
Series A 6.75% 5/1/21	1,750,000	1,776,110
Minnesota Housing Finance Agency Residential Housing
Series I 5.10% 7/1/20 (AMT)	785,000	773,994
Series M 4.85% 7/1/31(AMT)	1,000,000	881,590
Single Family Mortgage Series J 5.90% 7/1/28 (AMT)	395,000	395,032
@Park Rapids Multifamily Housing Revenue
(The Court Apartments Project) (HUD Section 8)
6.05% 8/1/12	480,000	482,323
		4,309,049
Lease Revenue Bonds – 3.19%
Edina Housing & Redevelopment Authority
Public Project Revenue
(Appropriate Lease Obligation) 5.125% 2/1/19	1,000,000	1,021,770
Virginia Housing & Redevelopment Authority
Health Care Facilities Lease Revenue
5.25% 10/1/25	880,000	824,270
		1,846,040
Local General Obligation Bonds – 14.00%
Big Lake Independent School District #727
Series C Refunding
5.00% 2/1/16 (FSA)	1,180,000	1,230,634
5.00% 2/1/17 (FSA)	1,000,000	1,042,910
Duluth County Independent School District #709
Series A 4.25% 2/1/20 (FSA)	710,000	678,504
Hennepin County Series B 4.75% 12/1/14	1,000,000	1,030,730
Minneapolis-St. Paul Metropolitan
Council Area Waste Water
Series C 5.00% 3/1/16	560,000	604,285
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22	415,000	370,172

21

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Osseo Independent School District #279
Series A 5.00% 2/1/21 (FSA)	$1,500,000	$1,514,550
South Washington County Independent School District #833
Series B 5.00% 2/1/16 (FSA)	1,560,000	1,638,997
		8,110,782
§Pre-Refunded Bonds – 21.33%
Centennial Independent School District #012
Series A 5.00% 2/1/18-12 (FSA)	1,000,000	1,054,500
5.00% 2/1/20-12 (FSA)	750,000	790,875
Dakota County Capital Improvement
Series A 4.75% 2/1/17-11	1,000,000	1,032,810
Hopkins Independent School District #270
5.125% 2/1/17-12 (FGIC)	2,000,000	2,118,079
Minneapolis Health Care System Revenue Series A
(Allina Health Systems) 5.75% 11/15/32-12	1,500,000	1,645,185
(Fairview Health Services) 5.625% 5/15/32-12	1,750,000	1,910,178
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design)
Series 5-D 6.625% 5/1/20-10	1,000,000	1,075,520
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Series D 5.25% 7/1/38-12	500,000	537,105
Puerto Rico Commonwealth Public Improvement
Series A 5.00% 7/1/33-13	500,000	538,355
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Series B 5.50% 7/1/25-14	1,500,000	1,653,465
		12,356,072
Special Tax Revenue Bond – 3.93%
Minneapolis Art Center Facilities Revenue
(Walker Art Center Project) 5.125% 7/1/21	2,250,000	2,272,500
		2,272,500
State General Obligation Bonds – 13.41%
Minnesota State
5.00% 6/1/10	1,330,000	1,395,250
5.00% 11/1/11	2,000,000	2,135,880
5.00% 8/1/15	2,000,000	2,164,240
Puerto Rico Commonwealth Public Improvement Refunding
Series A 5.25% 7/1/15	1,000,000	1,032,800

22

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
•Puerto Rico Public Finance Commonwealth Appropriation
(LOC Puerto Rico Government Bank)
Series A 5.75% 8/1/27	$1,000,000	$1,040,440
		7,768,610
Transportation Revenue Bonds – 2.27%
Minneapolis/St. Paul Metropolitan Airports
Commission Refunding
Series A 5.00% 1/1/13 (AMT)	500,000	522,895
Series 14 5.50% 1/1/11(AMT)	750,000	793,493
		1,316,388
Water & Sewer Revenue Bonds – 3.21%
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series D 5.00% 3/1/14	500,000	539,180
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,319,510
		1,858,690
Total Municipal Bonds (cost $53,973,145)		54,308,877

	Number of shares
Short-Term Investments – 8.28%
Money Market Instrument – 3.97%
Federated Minnesota Municipal Cash Trust	2,297,979	2,297,979
		2,297,979

	Principal amount
•Variable Rate Demand Note – 4.31%
University of Minnesota Series A 3.23% 1/1/34	$2,500,000	2,500,000
		2,500,000
Total Short-Term Investments (cost $4,797,979)		4,797,979

23

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

Total Value of Securities – 102.05%
(cost $58,771,124)	$59,106,856

Liabilities Net of Receivables and
Other Assets – (2.05%)	(1,187,221)

Net Assets Applicable to 5,493,930
Shares Outstanding – 100.00%	$57,919,635

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($51,156,296 / 4,853,547 Shares)	$10.54
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($1,342,484 / 127,042 Shares)	$10.57
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($5,420,855 / 513,341 Shares)	$10.56

Components of Net Assets at February 29, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$59,087,946
Accumulated net realized loss on investments	(1,504,043)
Net unrealized appreciation of investments	335,732
Total net assets	$57,919,635

Summary of abbreviations:
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
HUD — Housing and Urban Development
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association

@	Illiquid security. At February 29, 2008, the aggregate amount of illiquid securities was $482,323, which represented 0.83% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 10 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 29, 2008.

24

Net Asset Value and Offering Price per Share –
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$10.54
Sales charge (2.75% of offering price) (B)	0.30
Offering price	$10.84

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

25

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund	February 29, 2008 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.37%
Corporate-Backed Revenue Bonds – 3.46%
Cloquet Pollution Control Revenue Refunding
(Potlatch Corporation Project) 5.90% 10/1/26	$1,700,000	$1,620,848
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,619,188
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	1,750,000	1,523,270
		4,763,306
Education Revenue Bonds – 7.57%
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	646,940
Series 6-J1 5.00% 5/1/36	1,000,000	864,770
(Macalester College) Series 6-P 4.25% 3/1/32	1,500,000	1,261,275
(St. Olaf)
Series 6-O 4.50% 10/1/32	1,000,000	847,080
Series 6-O 5.00% 10/1/22	1,000,000	969,740
(University of St. Thomas) Series 6-I 5.00% 4/1/23	1,500,000	1,411,965
Minnesota State Higher Education Facilities
Authority Revenue (St. Catherine College)
Series 5-N1 5.375% 10/1/32	2,000,000	1,845,060
University of Minnesota Special Purpose Revenue
(Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,584,961
		10,431,791
Electric Revenue Bonds – 6.46%
Chaska Electric Revenue Refunding (Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	955,720
Minnesota State Municipal Power Agency Electric Revenue
5.00% 10/1/35	1,000,000	926,720
Series A 5.00% 10/1/34	2,750,000	2,555,328
Southern Minnesota Municipal Power Agency Supply System
Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,062,590
Western Minnesota Municipal Power Agency Revenue
5.00% 1/1/36 (FSA)	2,250,000	2,152,170
Series A 5.00% 1/1/30 (MBIA)	1,335,000	1,255,487
		8,908,015
Health Care Revenue Bonds – 29.42%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	649,152

26

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	$1,000,000	$912,020
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	2,500,000	2,262,924
Refunding 5.00% 9/1/20	1,150,000	1,125,425
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	1,848,540
Detroit Lakes Housing & Health Facilities Revenue Refunding
(Mankato Lutheran Homes) Series D 5.50% 8/1/21	500,000	467,315
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,024,232
5.00% 4/1/31	1,965,000	1,652,034
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	884,030
Maple Grove Health Care Revenue Facilities
(North Memorial Health Care) 5.00% 9/1/35	3,590,000	3,195,314
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	1,000,000	919,690
Minneapolis Health Care Facilities Revenue
(Augustana Chapel View Homes) Series D 5.75% 6/1/29	1,000,000	919,510
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,500,000	1,334,535
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series D 5.00% 11/15/34 (AMBAC)	1,000,000	939,660
Minneapolis-St. Paul Housing & Redevelopment
Authority (Health Partners Obligation Group Project)
6.00% 12/1/17	1,125,000	1,164,083
Minnesota Agricultural & Economic Development Board
Revenue (Benedictine Health Systems) 5.75% 2/1/29	1,000,000	904,250
Moorhead Economic Development Authority Multifamily
Housing Revenue Refunding (Eventide Project)
Series A 5.15% 6/1/29	550,000	455,950
North Oaks Senior Housing Revenue (Presbyterian Homes)
6.25% 10/1/47	1,000,000	947,610
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	885,780
Northfield Housing & Redevelopment Authority (Northfield
Retirement Center) Series B 5.125% 12/1/26	750,000	635,325

27

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Oakdale Elderly Housing Revenue (PHM/Oakdale Project)
6.00% 3/1/28	$1,800,000	$1,722,330
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	368,028
6.00% 4/1/41	1,250,000	1,151,875
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	891,390
Shoreview Elderly Housing Revenue
(PHM/Shoreview Project) 6.15% 12/1/33	1,250,000	1,185,200
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue (Health Partners
Obligation Group Project) 5.25% 5/15/36	1,000,000	868,090
St. Paul Housing & Redevelopment Authority Health
Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (MBIA)	1,900,000	1,906,099
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/25	1,000,000	969,700
Series A 5.70% 11/1/15	800,000	806,200
Series B 5.85% 11/1/17	250,000	251,458
St. Paul Housing and Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	796,490
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	1,866,060
5.00% 6/1/35	1,000,000	892,890
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,512,177
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,333,965
Woodbury Economic Development Authority Housing
Revenue Refunding 5.65% 6/1/33	1,000,000	881,200
		40,530,531
Housing Revenue Bonds – 14.09%
Chanhassen Multifamily Housing Revenue Refunding
(Heritage Park Apartments)
6.20% 7/1/30 (FHA) (AMT) (HUD Section 8)	300,000	301,062

28

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Chaska Multifamily Housing Revenue (West Suburban
Housing Partners Project) 5.875% 3/1/31 (AMT)	$1,000,000	$863,630
@Hutchinson Multifamily Housing Revenue
(Evergreen Apartments Project) (HUD Section 8)
5.75% 11/1/28	1,815,000	1,575,075
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Series A 7.25% 11/1/29	2,085,000	2,113,064
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,420,000	1,420,625
(Trinity Apartments) Refunding
Series A 6.75% 5/1/21 (HUD Section 8)	645,000	654,623
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	985,592	879,059
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	542,781
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	1,980,629
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	1,000,000	888,010
Series I 4.85% 7/1/38 (AMT)	1,145,000	993,391
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,169,300
(Single Family Mortgage) Series J 5.90% 7/1/28 (AMT)	610,000	610,049
Minnesota State Housing Finance
Agency Single Family Mortgage
Series E 6.25% 1/1/23 (AMT)	5,000	5,002
Series M 5.875% 1/1/17	10,000	10,306
St. Cloud Housing & Redevelopment Authority Multifamily
Housing Revenue (Sterling Heights Apartments Project)
7.55% 4/1/39 (AMT)	530,000	501,290
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue (Shelby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	710,550
Stillwater Multifamily Housing Revenue
(Orleans Homes LP Project) 5.50% 2/1/42 (AMT)	750,000	602,790
Washington County Housing & Redevelopment
Authority Revenue Refunding
(Briar Pond Project) Series B 7.125% 8/20/34	825,000	738,210
(Woodland Park Apartments Project) 4.70% 10/1/32	2,075,000	1,851,045
		19,410,491

29

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 1.88%
Hibbing Economic Development Authority Revenue
(Public Project - Hibbing Lease Obligation) 6.40% 2/1/12	$530,000	$530,530
St. Paul Port Authority Lease Revenue
(Regions Hospital Parking Ramp Project)
Series 1 5.00% 8/1/36	1,375,000	1,084,724
(Robert Street Office Building Project)
Series 3-11 5.00% 12/1/27	1,000,000	977,820
		2,593,074
Local General Obligation Bonds – 9.93%
Chaska Independent School District #112
Series A 4.50% 2/1/28 (MBIA)	1,000,000	907,980
Duluth Independent School District #709
4.25% 2/1/20 (FSA)	1,000,000	955,640
Farmington Independent School District #192
Series B 5.00% 2/1/27 (FSA)	1,000,000	987,910
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	1,105,000	1,127,332
Hopkins Independent School District #270 Facilities
5.00% 2/1/26 (MBIA)	1,055,000	1,043,880
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (FSA)	1,000,000	983,960
Metropolitan Council Minneapolis - St. Paul Metropolitan
Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	508,270
Series C 5.00% 3/1/16	750,000	809,310
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.70% 2/1/29	785,000	678,264
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	433,865
Moorhead Improvement Series B 5.00% 2/1/33 (MBIA)	750,000	722,055
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,508,010
St. Paul Independent School District #625
Series B 5.00% 2/1/20 (FSA)	750,000	765,360
Todd Morrison Cass & Wadena Counties United Hospital
District (Health Care Facilities - Lakewood)
5.00% 12/1/21	610,000	586,472
5.125% 12/1/24	205,000	194,486
5.25% 12/1/26	1,540,000	1,470,885
		13,683,679

30

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 12.61%
Andover Economic Development Authority Public Facilities
Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	$1,000,000	$998,540
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	944,460
5.25% 2/15/33-14	2,250,000	2,065,613
Minneapolis Community Development Agency
(Supported Development Revenue)
Series G-3 5.45% 12/1/31-11	1,000,000	1,079,160
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	2,000,000	2,193,580
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,183,060
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	539,065
Minnesota State Refunding and Various Purpose
5.00% 11/1/17-08	2,160,000	2,196,245
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series D 5.25% 7/1/38-12	1,500,000	1,611,315
Puerto Rico Commonwealth Public Improvement
Series A 5.00% 7/1/34-14	315,000	340,058
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	1,000,000	1,084,960
Rochester Multifamily Housing Revenue
(Wedum Shorewood Campus Project) 6.60% 6/1/36-09	990,000	1,052,825
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,088,290
		17,377,171
Special Tax Revenue Bonds – 3.69%
Hennepin County Sales Tax Revenue
(First Lien – Ballpark Project) Series A 5.00% 12/15/24	1,000,000	1,001,460
Minneapolis Supported Development Revenue
(Limited Tax Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,033,145
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	698,624

31

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Principal amount		Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	$1,500,000	$1,404,240
Virgin Islands Public Finance Authority Revenue
(Senior Lien – Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	944,390
		5,081,859
State General Obligation Bonds – 4.25%
Minnesota State
5.00% 6/1/10	2,500,000	2,622,650
5.00% 6/1/14	1,000,000	1,081,520
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/34	185,000	166,739
5.25% 7/1/22	1,000,000	961,920
Puerto Rico Government Development Bank Senior Notes
Series B 5.00% 12/1/14	1,000,000	1,025,210
		5,858,039
Transportation Revenue Bond – 1.37%
Minneapolis - St. Paul Metropolitan Airports Commission
Revenue Series A 5.00% 1/1/28 (MBIA)	2,000,000	1,884,600
		1,884,600
Water & Sewer Revenue Bonds – 3.64%
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series D 5.00% 3/1/14	1,500,000	1,617,540
Minnesota Public Facilities Authority Clean Water Revenue
Series B 5.00% 3/1/18	2,000,000	2,120,220
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,276,937
		5,014,697
Total Municipal Bonds (cost $145,070,267)		135,537,253

Number of shares
Short-Term Investments – 1.86%
Money Market Instrument – 0.39%
Federated Minnesota Municipal Cash Trust	531,707	531,707
		531,707

32

Principal amount		Value
Short-Term Investments (continued)
•Variable Rate Demand Notes – 1.47%
St. Paul Port Authority Industrial Development Revenue
(Camada Limited Partnership-711) 3.26% 12/1/22 (AMT)	$100,000	$100,000
University of Minnesota
Series A 3.23% 1/1/34	480,000	480,000
Series C 3.23% 12/1/36	1,445,000	1,445,000
		2,025,000
Total Short-Term Investments (cost $2,556,707)		2,556,707

Total Value of Securities – 100.23%
(cost $147,626,974)		138,093,960
Liabilities Net of Receivables and
Other Assets – (0.23%)		(313,019)
Net Assets Applicable to 14,228,328
Shares Outstanding – 100.00%		$137,780,941

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($104,955,730 / 10,843,296 Shares)		$9.68
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($5,912,293 / 609,949 Shares)		$9.69
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($26,912,918 / 2,775,083 Shares)		$9.70

Components of Net Assets at February 29, 2008
Shares of beneficial interest (unlimited authorization – no par)		$149,909,597
Accumulated net realized loss on investments		(2,595,642)
Net unrealized depreciation of investments		(9,533,014)
Total net assets		$137,780,941

33

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FHA — Insured by the Federal Housing Administration
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
HUD — Housing and Urban Development
RADIAN — Insured by Radian Asset Assurance

§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 10 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 29, 2008.
@	Illiquid security. At February 29, 2008 the aggregate amount of illiquid securities was $1,575,075, which represented 1.14% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Net Asset Value and Offering Price per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$9.68
Sales charge (4.50% of offering price) (B)	0.46
Offering price	$10.14

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

34

Statements of operations

Six Months Ended February 29, 2008 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$16,327,794	$1,311,403	$3,612,314

Expenses:
Management fees	1,673,235	138,858	398,535
Interest and related expenses	769,615	—	—
Distribution expenses – Class A	723,852	61,178	139,034
Distribution expenses – Class B	72,747	7,394	33,663
Distribution expenses – Class C	131,904	25,620	134,738
Dividend disbursing and transfer agent
fees and expenses	152,381	17,570	45,152
Accounting and administration expenses	123,865	11,106	28,977
Legal fees	63,642	14,497	21,123
Reports and statements to shareholders	27,098	1,829	7,354
Registration fees	22,492	6,677	8,232
Audit and tax	21,132	5,315	8,462
Trustees’ fees	15,039	1,346	3,511
Insurance fees	8,363	750	2,089
Custodian fees	7,665	4,166	7,789
Consulting fees	5,755	519	1,302
Pricing fees	4,745	1,635	3,011
Trustees’ expenses	2,691	240	631
Dues and services	1,169	51	219
Taxes (other than taxes on income)	354	32	12
	3,827,744	298,782	843,833
Less expenses absorbed or waived	(459)	(37,270)	(70,660)
Less waived distribution expenses – Class A	—	(24,471)	—
Total operating expenses	3,827,285	237,041	773,173
Net Investment Income	12,500,509	1,074,362	2,839,141

36

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain on investments	$1,186,162	$41,977	$6,054
Net change in unrealized appreciation/
depreciation of investments	(17,553,030)	(479,845)	(7,266,735)
Net Realized and Unrealized Loss
on Investments	(16,366,868)	(437,868)	(7,260,681)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$(3,866,359)	$636,494	$(4,421,540)

See accompanying notes

37

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,500,509	$20,063,656
Net realized gain on investments	1,186,162	33,546
Net change in unrealized
appreciation/depreciation of investments	(17,553,030)	(15,848,509)
Net increase (decrease) in net assets resulting
from operations	(3,866,359)	4,248,693

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(12,191,596)	(18,683,231)
Class B	(251,580)	(434,393)
Class C	(454,565)	(671,635)

Net realized gain on investments:
Class A	(94,009)	(332,881)
Class B	(2,390)	(9,630)
Class C	(4,208)	(13,628)
	(12,998,348)	(20,145,398)

Capital Share Transactions:
Proceeds from shares sold:
Class A	19,770,393	45,483,808
Class B	119,268	425,118
Class C	1,787,638	4,739,708

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	8,118,155	12,201,845
Class B	173,277	282,247
Class C	363,016	527,388

38

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Net assets from merger[1]:
Class A	$—	$205,624,133
Class B	—	8,764,578
Class C	—	11,631,916
	30,331,747	289,680,741

Cost of shares repurchased:
Class A	(34,037,459)	(52,066,708)
Class B	(2,404,595)	(4,727,364)
Class C	(2,675,908)	(4,490,541)
	(39,117,962)	(61,284,613)
Increase (decrease) in net assets derived from
capital share transactions	(8,786,215)	228,396,128
Net Increase (Decrease) in Net Assets	(25,650,922)	212,499,423

Net Assets:
Beginning of period	620,698,158	408,198,735
End of period	$595,047,236	$620,698,158

Distributions in excess of
net investment income	$(22,417)	$(22,488)

1See Note 8 in “Notes to financial statements.”

See accompanying notes

39

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,074,362	$2,196,287
Net realized gain (loss) on investments	41,977	(89,813)
Net change in unrealized
appreciation/depreciation of investments	(479,845)	(1,183,650)
Net increase in net assets resulting
from operations	636,494	922,824

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(971,613)	(1,971,803)
Class B	(23,048)	(60,183)
Class C	(79,701)	(164,296)
	(1,074,362)	(2,196,282)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,324,290	6,159,265
Class B	131,720	13,368
Class C	876,498	709,963

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	687,488	1,387,160
Class B	17,551	46,325
Class C	60,978	120,231
	7,098,525	8,436,312

40

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(2,944,571)	$(6,246,465)
Class B	(514,286)	(300,624)
Class C	(408,055)	(941,586)
	(3,866,912)	(7,488,675)
Increase in net assets derived from
capital share transactions	3,231,613	947,637
Net Increase (Decrease) in Net Assets	2,793,745	(325,821)

Net Assets:
Beginning of period	55,125,890	55,451,711
End of period	$57,919,635	$55,125,890

See accompanying notes

41

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,839,141	$5,320,666
Net realized gain (loss) on investments	6,054	(71,140)
Net change in unrealized
appreciation/depreciation of investments	(7,266,735)	(5,199,371)
Net increase (decrease) in net assets resulting
from operations	(4,421,540)	50,155

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,276,185)	(4,206,568)
Class B	(112,421)	(292,864)
Class C	(449,440)	(801,099)
	(2,838,046)	(5,300,531)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,438,037	39,562,284
Class B	7,098	718,339
Class C	4,560,199	10,413,630

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,540,999	2,699,180
Class B	73,726	194,713
Class C	338,012	574,257
	20,958,071	54,162,403

42

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(15,270,290)	$(15,928,387)
Class B	(1,210,646)	(2,897,155)
Class C	(2,593,812)	(4,527,479)
	(19,074,748)	(23,353,021)
Increase in net assets derived from
capital share transactions	1,883,323	30,809,382
Net Increase (Decrease) in Net Assets	(5,376,263)	25,559,006

Net Assets:
Beginning of period	143,157,204	117,598,198
End of period	$137,780,941	$143,157,204

Undistributed net investment income	$—	$45

See accompanying notes

43

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to expense limitation and expenses paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to expense limitation and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

44

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$12.170	$12.490	$12.690	$12.620	$12.450	$12.610

0.251	0.511	0.511	0.527	0.590	0.622
(0.330)	(0.313)	(0.172)	0.222	0.348	(0.148)
(0.079)	0.198	0.339	0.749	0.938	0.474

(0.259)	(0.507)	(0.513)	(0.526)	(0.600)	(0.625)
(0.002)	(0.011)	(0.026)	(0.153)	(0.168)	(0.009)
(0.261)	(0.518)	(0.539)	(0.679)	(0.768)	(0.634)

$11.830	$12.170	$12.490	$12.690	$12.620	$12.450

(0.71% )	1.58%	2.78%	6.12%	7.72%	3.80%

$556,260	$578,194	$381,720	$364,491	$348,000	$340,029

0.94%	0.94%	0.93%	0.93%	0.94%	0.97%
0.25%	0.29%	0.26%	0.19%	0.14%	0.20%
1.19%	1.23%	1.19%	1.12%	1.08%	1.17%

0.94%	0.96%	0.94%	0.94%	0.94%	0.97%
0.25%	0.29%	0.26%	0.19%	0.14%	0.20%
1.19%	1.25%	1.20%	1.13%	1.08%	1.17%

4.09%	4.12%	4.11%	4.19%	4.68%	4.90%

4.09%	4.10%	4.10%	4.18%	4.68%	4.90%
18%	7%	13%	10%	25%	27%
3 The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

45

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to expense limitation and expenses paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to expense limitation and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

46

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$12.180	$12.500	$12.700	$12.630	$12.460	$12.620

0.205	0.419	0.418	0.433	0.496	0.529
(0.330)	(0.314)	(0.172)	0.222	0.348	(0.150)
(0.125)	0.105	0.246	0.655	0.844	0.379

(0.213)	(0.414)	(0.420)	(0.432)	(0.506)	(0.530)
(0.002)	(0.011)	(0.026)	(0.153)	(0.168)	(0.009)
(0.215)	(0.425)	(0.446)	(0.585)	(0.674)	(0.539)

$11.840	$12.180	$12.500	$12.700	$12.630	$12.460

(1.08% )	0.82%	2.01%	5.33%	6.91%	3.02%

$13,210	$15,674	$11,354	$12,810	$14,588	$16,394

1.69%	1.69%	1.68%	1.68%	1.69%	1.72%
0.25%	0.29%	0.26%	0.19%	0.14%	0.20%
1.94%	1.98%	1.94%	1.87%	1.83%	1.92%

1.69%	1.71%	1.69%	1.69%	1.69%	1.72%
0.25%	0.29%	0.26%	0.19%	0.14%	0.20%
1.94%	2.00%	1.95%	1.88%	1.83%	1.92%

3.34%	3.37%	3.36%	3.44%	3.93%	4.15%

3.34%	3.35%	3.35%	3.43%	3.93%	4.15%
18%	7%	13%	10%	25%	27%
3 The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

47

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to expense limitation and expenses paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to expense limitation and expense paid indirectly[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

48

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$12.200	$12.530	$12.720	$12.650	$12.480	$12.640

0.205	0.418	0.418	0.433	0.495	0.529
(0.320)	(0.323)	(0.162)	0.222	0.348	(0.151)
(0.115)	0.095	0.256	0.655	0.843	0.378

(0.213)	(0.414)	(0.420)	(0.432)	(0.505)	(0.529)
(0.002)	(0.011)	(0.026)	(0.153)	(0.168)	(0.009)
(0.215)	(0.425)	(0.446)	(0.585)	(0.673)	(0.538)

$11.870	$12.200	$12.530	$12.720	$12.650	$12.480

(1.00% )	0.73%	2.08%	5.32%	6.90%	3.01%

$25,577	$26,830	$15,125	$13,971	$10,811	$10,161

1.69%	1.69%	1.68%	1.68%	1.69%	1.72%
0.25%	0.29%	0.26%	0.19%	0.14%	0.20%
1.94%	1.98%	1.94%	1.87%	1.83%	1.92%

1.69%	1.71%	1.69%	1.69%	1.69%	1.72%
0.25%	0.29%	0.26%	0.19%	0.14%	0.20%
1.94%	2.00%	1.95%	1.88%	1.83%	1.92%

3.34%	3.37%	3.36%	3.44%	3.93%	4.15%

3.34%	3.35%	3.35%	3.43%	3.93%	4.15%
18%	7%	13%	10%	25%	27%
3 The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

49

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expense paid indirectly for the years ended August 31, 2004 and 2003, includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

See accompanying notes

50

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.610	$10.860	$11.010	$10.890	$10.630	$10.720

0.213	0.445	0.429	0.407	0.444	0.469
(0.070)	(0.250)	(0.150)	0.120	0.260	(0.088)
0.143	0.195	0.279	0.527	0.704	0.381

(0.213)	(0.445)	(0.429)	(0.407)	(0.444)	(0.471)
(0.213)	(0.445)	(0.429)	(0.407)	(0.444)	(0.471)

$10.540	$10.610	$10.860	$11.010	$10.890	$10.630

1.32%	1.80%	2.62%	4.93%	6.73%	3.59%

$51,156	$48,477	$48,297	$52,958	$57,012	$57,635
0.75%	0.76%	0.75%	0.79%	0.89%	0.96%

0.99%	1.00%	0.97%	0.95%	1.00%	1.06%
3.98%	4.11%	3.96%	3.72%	4.10%	4.32%

3.74%	3.87%	3.74%	3.56%	3.99%	4.22%
38%	15%	11%	25%	30%	23%

51

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expense paid indirectly for the years ended August 31, 2004 and 2003, includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

See accompanying notes

52

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.640	$10.890	$11.040	$10.920	$10.650	$10.740

0.168	0.353	0.337	0.314	0.352	0.377
(0.070)	(0.250)	(0.150)	0.120	0.270	(0.088)
0.098	0.103	0.187	0.434	0.622	0.289

(0.168)	(0.353)	(0.337)	(0.314)	(0.352)	(0.379)
(0.168)	(0.353)	(0.337)	(0.314)	(0.352)	(0.379)

$10.570	$10.640	$10.890	$11.040	$10.920	$10.650

0.89%	0.94%	1.75%	4.03%	5.91%	2.70%

$1,343	$1,713	$1,993	$2,811	$3,224	$4,002
1.60%	1.61%	1.60%	1.64%	1.74%	1.81%

1.74%	1.75%	1.72%	1.70%	1.75%	1.83%
3.13%	3.26%	3.11%	2.87%	3.25%	3.47%

2.99%	3.12%	2.99%	2.81%	3.24%	3.45%
38%	15%	11%	25%	30%	23%

53

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.
[3] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expense paid indirectly for the years ended August 31, 2004 and 2003, includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to financial statements.”

 See accompanying notes

54

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.630	$10.880	$11.030	$10.910	$10.640	$10.730

0.168	0.353	0.337	0.314	0.352	0.377
(0.070)	(0.250)	(0.150)	0.120	0.270	(0.088)
0.098	0.103	0.187	0.434	0.622	0.289

(0.168)	(0.353)	(0.337)	(0.314)	(0.352)	(0.379)
(0.168)	(0.353)	(0.337)	(0.314)	(0.352)	(0.379)

$10.560	$10.630	$10.880	$11.030	$10.910	$10.640

0.89%	0.94%	1.75%	4.04%	5.91%	2.71%

$5,421	$4,936	$5,162	$5,996	$7,188	$6,544
1.60%	1.61%	1.60%	1.64%	1.74%	1.81%

1.74%	1.75%	1.72%	1.70%	1.75%	1.83%
3.13%	3.26%	3.11%	2.87%	3.25%	3.47%

2.99%	3.12%	2.99%	2.81%	3.24%	3.45%
38%	15%	11%	25%	30%	23%

55

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

56

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.180	$10.530	$10.610	$10.240	$9.910	$9.950

0.210	0.430	0.445	0.469	0.512	0.550
(0.500)	(0.350)	(0.082)	0.372	0.328	(0.030)
(0.290)	0.080	0.363	0.841	0.840	0.520

(0.210)	(0.430)	(0.443)	(0.471)	(0.510)	(0.560)
(0.210)	(0.430)	(0.443)	(0.471)	(0.510)	(0.560)

$9.680	$10.180	$10.530	$10.610	$10.240	$9.910

(2.95% )	0.71%	3.54%	8.40%	8.65%	5.33%

$104,956	$109,807	$87,504	$63,802	$42,636	$36,644
0.89%	0.90%	0.89%	0.89%	0.75%	0.75%

0.99%	1.00%	1.00%	0.98%	1.00%	1.04%
4.10%	4.09%	4.26%	4.50%	5.03%	5.48%

4.00%	3.99%	4.15%	4.41%	4.78%	5.19%
10%	10%	4%	3%	24%	32%

57

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

58

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.190	$10.550	$10.630	$10.250	$9.930	$9.970

0.171	0.351	0.367	0.391	0.435	0.475
(0.499)	(0.360)	(0.082)	0.381	0.318	(0.030)
(0.328)	(0.009)	0.285	0.772	0.753	0.445

(0.172)	(0.351)	(0.365)	(0.392)	(0.433)	(0.485)
(0.172)	(0.351)	(0.365)	(0.392)	(0.433)	(0.485)

$9.690	$10.190	$10.550	$10.630	$10.250	$9.930

(3.31% )	(0.13% )	2.77%	7.68%	7.71%	4.55%

$5,912	$7,334	$9,578	$10,505	$12,463	$12,513
1.64%	1.65%	1.64%	1.64%	1.50%	1.50%

1.74%	1.75%	1.75%	1.73%	1.75%	1.79%
3.35%	3.34%	3.51%	3.75%	4.28%	4.73%

3.25%	3.24%	3.40%	3.66%	4.03%	4.44%
10%	10%	4%	3%	24%	32%

59

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

60

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.200	$10.550	$10.630	$10.250	$9.930	$9.970

0.171	0.351	0.367	0.391	0.435	0.475
(0.500)	(0.350)	(0.082)	0.381	0.318	(0.030)
(0.329)	0.001	0.285	0.772	0.753	0.445

(0.171)	(0.351)	(0.365)	(0.392)	(0.433)	(0.485)
(0.171)	(0.351)	(0.365)	(0.392)	(0.433)	(0.485)

$9.700	$10.200	$10.550	$10.630	$10.250	$9.930

(3.30% )	(0.04% )	2.76%	7.68%	7.71%	4.54%

$26,913	$26,016	$20,516	$15,809	$11,435	$10,754
1.64%	1.65%	1.64%	1.64%	1.50%	1.50%

1.74%	1.75%	1.75%	1.73%	1.75%	1.79%
3.35%	3.34%	3.51%	3.75%	4.28%	4.73%

3.25%	3.24%	3.40%	3.66%	4.03%	4.44%
10%	10%	4%	3%	24%	32%

61

Notes to financial statements
Delaware Minnesota Municipal Bond Funds	February 29, 2008 (unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as Trust and collectively as Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund or collectively as the Funds). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and that declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

62

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective February 29, 2008, the Funds adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

63

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from a Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

For the period ended February 29, 2008, Delaware Tax-Free Minnesota Fund had an average daily liability from the participation in inverse floater program of $37,293,973 and recorded interest expense at an average rate of 3.67%.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

64

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage fees, inverse floater expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, do not exceed specified percentages of average daily net assets as shown below. For purposes of these waivers and reimbursements, non-routine expenses may also involve such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Board of Trustees and DMC.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation
as a percentage of average
daily net assets (per annum)	0.68%	0.60%	0.64%
Expiration date	12/31/08	12/31/08	12/31/08

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.005% of the first $30 billion; 0.0045% of the next $10 billion; 0.004% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Funds and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended February 29, 2008, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$33,451	$2,977	$7,798

65

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to waive distribution and services fees through December 31, 2008 in order to prevent 12b-1 fees of Class A shares from exceeding 0.15% of average daily net assets for Delaware Tax-Free Minnesota Intermediate Fund.

At February 29, 2008, the Funds had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fee payable to DMC	$264,079	$17,874	$55,027
Dividend disbursing, transfer agent fees and other expenses payable to DSC	27,493	3,082	8,138
Distribution fee payable to DDLP	146,394	11,323	49,304
Other expenses payable to DMC and affiliates*	54,307	6,595	12,503

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended February 29, 2008, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$22,007	$1,989	$5,132

For the six months ended February 29, 2008, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$28,849	$3,264	$23,340

66

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended February 29, 2008, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

		Delaware Minnesota
	Delaware Tax-Free	High-Yield Municipal
	Minnesota Fund	Bond Fund
Class A	$2,383	$10,556
Class B	9,300	4,822
Class C	839	2,978

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 29, 2008, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$53,228,114	$11,904,197	$11,219,834
Sales	62,110,588	10,181,148	6,936,998

At February 29, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 29, 2008 the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$586,288,710	$58,771,124	$147,534,958
Aggregate unrealized appreciation	$20,187,369	$1,394,370	$1,478,103
Aggregate unrealized depreciation	(21,291,540)	(1,058,638)	(10,919,101)
Net unrealized appreciation (depreciation)	$(1,104,171)	$335,732	$(9,440,998)

67

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 29, 2008, and the year ended August 31, 2007 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Six months ended 2/29/08*
Ordinary Income	$351,659	$—	$7,104
Tax-exempt income	12,546,082	1,074,362	2,830,942
Long-term capital gain	100,607	—	—
Total	$12,998,348	$1,074,362	$2,838,046
Year ended 8/31/07
Ordinary Income	$30,656	$—	$—
Tax-exempt income	19,758,603	2,196,282	5,300,531
Long-term capital gain	356,139	—	—
Total	$20,145,398	$2,196,282	$5,300,531

*Tax information for the period ended February 29, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2008, the estimated components of net assets on a tax basis was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$595,065,901	$59,087,946	$149,909,597
Distributions payable	(417,105)	(40,923)	(107,565)
Undistributed tax-exempt income	394,688	40,923	107,565
Realized gains (losses) 9/1/07 – 2/29/08	1,174,819	(37,423)	(159,133)
Capital loss carryforward as of 08/31/07	(66,896)	(1,466,620)	(2,528,525)
Unrealized appreciation (depreciation) of investments	(1,104,171)	335,732	(9,440,998)
Net assets	$595,047,236	$57,919,635	$137,780,941

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5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 29, 2008, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

		Delaware Minnesota
	Delaware Tax-Free	High-Yield Municipal
	Minnesota Fund	Bond Fund
Undistributed net investment income.	$397,303	$(1,140)
Accumulated realized gain (loss)	(397,303)	1,140

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at February 29, 2008 will expire as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
Year of Expiration	Minnesota Fund	Intermediate Fund	Bond Fund
2008	$—	$—	$179,791
2009	—	1,024,839	1,267,552
2010	—	4,037	57,521
2011	—	246,659	243,334
2012	—	—	684,248
2014	66,896	81,340	—
2015	—	109,745	96,079
Total	$66,896	$1,466,620	$2,528,525

For the six months ended February 29, 2008, the Funds had capital gains (losses) which may increase or decrease capital loss carryforwards.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$1,174,819	$(37,423)	$(159,133)

69

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware
	Delaware Tax-Free		Tax-Free Minnesota
	Minnesota Fund		Intermediate Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	2/29/08	8/31/07	2/29/08	8/31/07
Shares sold:
Class A	1,603,175	3,661,506	496,257	569,224
Class B	9,706	33,935	12,219	1,226
Class C	144,419	378,988	81,203	65,839

Shares issued upon reinvestment of dividends and distributions:
Class A	658,301	983,425	63,740	128,379
Class B	14,049	22,742	1,623	4,274
Class C	29,371	42,393	5,642	11,105

Shares issued from merger:[1]
Class A	—	16,515,995	—	—
Class B	—	703,417	—	—
Class C	—	931,298	—	—
	2,459,021	23,273,699	660,684	780,047
Shares repurchased:
Class A	(2,761,890)	(4,188,406)	(273,910)	(576,943)
Class B	(195,159)	(380,797)	(47,733)	(27,619)
Class C	(216,782)	(361,460)	(37,714)	(87,115)
	(3,173,831)	(4,930,663)	(359,357)	(691,677)
Net increase (decrease)	(714,810)	18,343,036	301,327	88,370

	Delaware Minnesota High-Yield
	Municipal Bond Fund
	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
Shares sold:
Class A	1,401,013	3,750,543
Class B	681	67,763
Class C	442,745	985,801

Shares issued upon reinvestment of dividends and distributions:
Class A	149,901	257,132
Class B	7,160	18,487
Class C	32,819	54,628
	2,034,319	5,134,354
Shares repurchased:
Class A	(1,496,221)	(1,528,071)
Class B	(117,437)	(274,769)
Class C	(251,758)	(433,788)
	(1,865,416)	(2,236,628)
Net increase	168,903	2,897,726

1See note 8 in “Notes to financial statements.”

70

6. Capital Shares (continued)

For the six months ended February 29, 2008 and the year ended August 31, 2007, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Six month Ended			Year Ended
		2/29/08			8/31/07
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund	92,889	92,965	$1,143,050	205,359	205,523	$2,549,549
Delaware Tax-Free Minnesota Intermediate Fund	44,760	44,884	482,209	15,124	15,160	164,797
Delaware Minnesota High-Yield Municipal Bond Fund	50,751	50,843	524,328	157,023	157,243	1,656,744

7. Inverse Floaters

The Funds may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. Securities held in trust relating to inverse floater programs are identified on the statements of net assets.

8. Fund Merger

Effective April 13, 2007, the Delaware Tax-Free Minnesota Fund (Acquiring Fund) acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Minnesota Insured Fund (Acquired Fund), an open end investments company, in exchange for shares of the Acquiring Fund pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset of their share in the Acquired Fund prior to Reorganization.

71

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

8. Fund Merger (continued)

The Reorganization was treated as a non-taxable event and, accordingly, Delaware Tax-Free Minnesota Fund’s basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated realized gain (loss) of Delaware Tax-Free Minnesota Insured Fund as of the close of business on April 13, 2007, were as follows:

		Accumulated	Net
		Net Realized	Unrealized
	Net Assets	Gain	Appreciation
Delaware Tax-Free Minnesota Insured Fund	$226,020,627	$286,856	$14,039,792

The net assets of the Delaware Tax-Free Minnesota Fund prior to the Reorganization were $407,952,332. The combined net assets of Delaware Tax-Free Minnesota after the merger were $633,972,959.

9. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2008 or at any time during the period then ended.

10. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the statements of net assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest

72

10. Credit and Market Risk (continued)

bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. As of February 29, 2008, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

73

About the organization

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments® Fund profiles for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family
of Funds Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

74

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

75

SA-MNALL [2/08] DG3 4/08 MF-08-03-023 PO 12795 (2927)

Semiannual report

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal

Bond Fund

February 29, 2008

Fixed income mutual funds

Disclosure of Fund expenses	1

Sector allocations and credit quality breakdowns	4

Statements of net assets	7

Statements of operations	49

Statements of changes in net assets	52

Financial highlights	58

Notes to financial statements	76

About the organization	88

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.
© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period September 1, 2007 to February 29, 2008

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 to February 29, 2008.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Disclosure of Fund expenses

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08
Actual Fund return
Class A	$1,000.00	$ 981.40	0.85%	$4.19
Class B	1,000.00	976.80	1.61%	7.91
Class C	1,000.00	976.80	1.61%	7.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class B	1,000.00	1,016.86	1.61%	8.07
Class C	1,000.00	1,016.86	1.61%	8.07

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08
Actual Fund return
Class A	$1,000.00	$ 998.40	0.75%	$3.73
Class B	1,000.00	994.30	1.60%	7.93
Class C	1,000.00	994.20	1.60%	7.93
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.13	0.75%	$3.77
Class B	1,000.00	1,016.91	1.60%	8.02
Class C	1,000.00	1,016.91	1.60%	8.02

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08
Actual Fund return
Class A	$1,000.00	$ 965.40	0.90%	$4.40
Class B	1,000.00	961.80	1.65%	8.05
Class C	1,000.00	961.90	1.65%	8.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.39	0.90%	$4.52
Class B	1,000.00	1,016.66	1.65%	8.27
Class C	1,000.00	1,016.66	1.65%	8.27

Sector allocations and credit quality breakdowns
As of February 29, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free USA Fund

Sector	Percentage of net assets
Municipal Bonds	98.26%
Corporate Revenue Bonds	10.95%
Education Revenue Bonds	7.15%
Electric Revenue Bonds	1.65%
Escrowed to Maturity Bonds	6.00%
Health Care Revenue Bonds	10.13%
Housing Revenue Bonds	2.93%
Lease Revenue Bonds	3.60%
Local General Obligation Bonds	5.57%
Pre-Refunded Bonds	19.93%
Special Tax Bonds	5.92%
State General Obligation Bonds	15.47%
Transportation Revenue Bonds	4.91%
Water & Sewer Revenue Bonds	4.05%
Total Value of Securities	98.26%
Receivables and Other Assets Net of Liabilities	1.74%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	48.70%
AA	17.74%
A	7.19%
BBB	17.79%
BB	0.96%
B	1.39%
Not Rated	6.23%
Total	100.00%

Delaware Tax-Free USA Intermediate Fund

Sector	Percentage of net assets
Municipal Bonds	96.68%
Corporate Revenue Bonds	6.95%
Education Revenue Bonds	6.97%
Electric Revenue Bonds	2.37%
Escrowed to Maturity Bonds	0.05%
Health Care Revenue Bonds	6.05%
Housing Revenue Bonds	0.22%
Lease Revenue Bonds	3.99%
Local General Obligation Bonds	15.14%
Pre-Refunded Bonds	10.61%
Resource Recovery Bonds	0.37%
Special Tax Bonds	5.32%
State General Obligation Bonds	28.05%
Transportation Revenue Bonds	5.66%
Water & Sewer Revenue Bonds	4.93%
Variable Rate Demand Notes	0.83%
Total Value of Securities	97.51%
Receivables and Other Assets Net of Liabilities	2.49%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	41.04%
AA	30.96%
A	10.87%
BBB	12.74%
BB	0.58%
B	0.46%
Not Rated	3.35%
Total	100.00%

Sector allocations and credit quality breakdowns

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware National High-Yield Municipal Bond Fund

Sector	Percentage of net assets
Municipal Bonds	95.59%
Corporate Revenue Bonds	17.09%
Education Revenue Bonds	15.44%
Health Care Revenue Bonds	23.96%
Lease Revenue Bonds	3.51%
Local General Obligation Bonds	9.02%
Pre-Refunded Bonds	17.57%
Special Tax Bonds	5.01%
Transportation Revenue Bonds	3.99%
Variable Rate Demand Notes	2.86%
Total Value of Securities	98.45%
Receivables and Other Assets Net of Liabilities	1.55%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	12.96%
A	5.18%
BBB	33.70%
BB	6.63%
B	2.26%
Not Rated	39.27%
Total	100.00%

Statements of net assets
Delaware Tax-Free USA Fund	February 29, 2008 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.26%
Corporate Revenue Bonds – 10.95%
Alliance Airport Authority, Texas Special Facilities Revenue
(American Airlines Project)
Series B 5.25% 12/1/29 (AMT)	$7,500,000	$5,326,199
Brazos, Texas River Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	2,321,940
•(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	2,980,915
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo
ΩCapital Appreciation (Asset-Senior Convention) Series A-3
6.25% 6/1/37	5,000,000	3,178,400
Series A-2 6.50% 6/1/47	4,800,000	4,745,616
•Chesapeake, Virginia Economic Development
Authority Pollution Control Revenue
(Electric & Power Co. Project)
Series A 3.60% 2/1/32	2,100,000	2,034,816
Chicago, Illinois O’Hare International Airport Special
Facilities Revenue (American Airlines Inc. Project)
5.50% 12/1/30	2,500,000	1,879,975
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,616,081
Connecticut State Development Authority Pollution
Control Revenue (Connecticut Light & Power)
Series A 5.85% 9/1/28	4,000,000	4,028,800
Denver, Colorado City & County Airport Special Facilities
Revenue Refunding (United Air Lines Project)
Series A 5.25% 10/1/32 (AMT)	5,000,000	3,878,600
Golden State, California Tobacco Securitization
Corporation Settlement Revenue Refunding
Asset-Backed Senior
ΩConvertible Series A-2 5.30% 6/1/37	5,000,000	2,986,250
Series A-1 5.125% 6/1/47	1,500,000	1,208,295
Indianapolis, Indiana Airport Authority Revenue
Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,709,190
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,821,740
Mason County, West Virginia Pollution Control
Revenue (Appalachian Power Co. Project)
Series K 6.05% 12/1/24 (AMBAC)	3,000,000	3,122,730

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Mississippi Business Finance Corporation Pollution
Control Revenue (System Energy Resources, Inc. Project)
5.90% 5/1/22	$3,000,000	$3,008,550
Petersburg, Indiana Pollution Control Revenue
(Indianapolis Power & Light Co. Project)
6.375% 11/1/29 (AMT)	5,000,000	5,036,350
Phenix City, Alabama Industrial Development
Board Environmental Improvement Revenue
(Mead Westvaco Corp. Project)
Series A 6.35% 5/15/35 (AMT)	3,000,000	2,963,280
•Port Morrow, Oregon Pollution Control Revenue (Portland
General Electric Co.) Series A 5.20% 5/1/33	2,600,000	2,633,592
Puerto Rico Industrial, Medical & Environmental Pollution
Control Facilities Financing Authority Revenue (PepsiCo
Inc. Project) 6.25% 11/15/13	1,250,000	1,311,938
Richmond County, Georgia Development Authority
Environmental Improvement Revenue
(International Paper Co.)
Series B 5.95% 11/15/25 (AMT)	5,000,000	4,605,650
South Carolina Jobs Economic Development Authority
Industrial Revenue
(South Carolina Electric & Gas Co. Project)
Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	475,260
Sugar Creek, Missouri Industrial Development Revenue
(Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	436,020
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	5,000,000	4,382,250
Tobacco Settlement Financing Corporation,
Virginia Senior
ΩConvertible Series B-2 5.20% 6/1/46	2,500,000	1,445,450
Series B-1 5.00% 6/1/47	4,000,000	3,165,440
		73,303,327
Education Revenue Bonds – 7.15%
Amherst, New York Industrial Development Agency Civic
Facilities Revenue (UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	1,300,000	1,318,135
Broward County, Florida Educational Facilities
Authority Revenue (Nova Southeastern Project)
5.25% 4/1/27 (RADIAN)	1,000,000	948,000

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue (California Baptist University Project)
Series A 5.50% 11/1/38	$1,500,000	$1,279,635
California Statewide Communities Development Authority
Student Housing Revenue
(East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	3,400,000	2,861,779
Gainesville, Georgia Redevelopment Authority
Educational Facilities Revenue
(Riverside Military Academy Project)
5.125% 3/1/37	4,000,000	3,279,479
Illinois Financial Authority Revenue
(Illinois Institute of Technology)
Series A 5.00% 4/1/36	2,600,000	2,248,870
Massachusetts State Health & Educational Facilities
Authority Revenue (Nichols College Project) Series C
6.00% 10/1/17	810,000	827,334
6.125% 10/1/29	1,000,000	988,140
New Hampshire Higher Educational & Health Facilities
Authority Revenue (New Hampton School Issue)
5.375% 10/1/28	3,070,000	2,730,182
New York City, New York Industrial Development
Agency Civic Facilities Revenue
(Vaughn College Aeronautics) Series B
5.00% 12/1/31	1,510,000	1,212,092
5.25% 12/1/36	1,420,000	1,156,420
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.00% 7/1/32 (MBIA)	2,000,000	1,848,920
^5.50% 7/1/21 (MBIA)	2,000,000	941,360
Oregon State Facilities Authority Revenue
(College Housing Northwest Project)
Series A 5.45% 10/1/32	1,000,000	873,560
(College Independent Student Housing Project)
Series A 5.25% 7/1/30 (XLCA)	1,630,000	1,516,471
Pennsylvania State Higher Educational
Facilities Authority Revenue
(Widener University) 5.375% 7/15/29	650,000	614,835

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project)
5.50% 6/15/37	$1,750,000	$1,412,863
Saint Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	972,797
5.35% 6/15/32	2,300,000	1,874,408
San Leanna, Texas Higher Educational Facilities Revenue
(Saint Edwards University Project) 4.75% 6/1/32	1,150,000	940,861
Texas A & M University Revenue Financing System
5.00% 5/15/17	9,060,000	9,652,524
5.00% 5/15/20	7,700,000	7,945,630
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	446,510
		47,890,805
Electric Revenue Bonds – 1.65%
Chelan County, Washington Public Utilities District #001
Consolidated Revenue (Chelan Hydro System)
Series A 5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	4,801,850
Florida State Municipal Power Agency Revenue
(Stanton II Project) 5.00% 10/1/26 (AMBAC)	2,000,000	1,931,800
Missouri State Environmental Improvement & Energy
Resource Authority Pollution Control Revenue
Refunding (St. Joseph Light & Power Company Project)
5.85% 2/1/13 (AMBAC)	2,200,000	2,204,840
Puerto Rico Electric Power Authority Power Revenue
Series PP 5.00% 7/1/25 (FGIC)	1,000,000	965,080
Sikeston, Missouri Electric Revenue Refunding
6.00% 6/1/13 (MBIA)	1,000,000	1,121,700
		11,025,270
Escrowed to Maturity Bonds – 6.00%
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue
(Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)	440,000	472,239
^Greene County, Missouri Single Family
Mortgage Revenue Municipal Multiplier
(Private Mortgage Insurance) 6.10% 3/1/16	1,225,000	876,745
Louisiana Public Facilities Authority Hospital
Revenue (Southern Baptist Hospital, Inc. Project)
8.00% 5/15/12	4,240,000	4,667,858

	Principal amount	Value
Municipal Bonds (continued)
Escrowed to Maturity Bonds (continued)
Missouri State Health & Educational Facilities
Authority Health Facilities Revenue Refunding
(SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)	$500,000	$537,405
New Jersey State Highway Authority Garden State
Parkway General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,491,850
5.50% 1/1/15 (FGIC)	7,310,000	8,086,614
5.50% 1/1/16 (FGIC)	1,000,000	1,108,900
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	15,272,488
Umatilla County, Oregon Hospital Facility
Authority Revenue (Catholic Health Initiatives)
Series A 5.50% 3/1/32	1,000,000	1,006,060
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	2,200,000	2,647,810
		40,167,969
Health Care Revenue Bonds – 10.13%
Cape Girardeau County, Missouri Industrial
Development Authority Health Care Facilities
Revenue Unrefunded Balance
(Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)	560,000	587,748
(St. Francis Medical Center) Series A 5.50% 6/1/32	1,000,000	966,780
Chatham County, Georgia Hospital Authority Revenue
(Memorial Health Medical Center) Series A
6.125% 1/1/24	1,000,000	957,910
Cleveland-Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	1,374,120
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	3,843,011
Cumberland County, Pennsylvania Municipal Authority
Revenue (Diakon Lutheran Ministries Project)
5.00% 1/1/36	2,570,000	2,066,871
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health
Systems) Series A 5.50% 1/1/29	7,500,000	7,362,600
Escambia County, Florida Health Facilities Authority
Health Care Facilities Loan (VHA Program)
5.95% 7/1/20 (AMBAC)	560,000	584,198

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Gainesville & Hall County, Georgia Development
Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C
7.25% 11/15/29	$1,000,000	$1,057,960
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	1,975,120
Indian River County, Florida Hospital District Revenue
Refunding 6.10% 10/1/18 (FSA)	3,000,000	3,036,360
Johnson City, Tennessee Health and Educational
Facilities Board Hospital Revenue First Mortgage
(Mountain States Health) Series A 5.50% 7/1/36	3,000,000	2,655,720
Joplin, Missouri Industrial Development Authority Health
Facilities Revenue (Freeman Health System Project)
5.75% 2/15/35	405,000	386,864
Knox County, Tennessee Health Educational &
Housing Facilities Board Hospital Revenue
(East Tennessee Hospital Project)
Series B 5.75% 7/1/33	1,000,000	966,290
Lucas County, Ohio Health Care Facility Revenue
(Sunset Retirement Communities)
Series A 6.625% 8/15/30	2,000,000	2,035,980
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group)
Series B 5.25% 11/15/26	3,500,000	3,386,355
(Oakwood Obligation Group) Series A 5.75% 4/1/32	2,500,000	2,439,400
(Trinity Health Credit) Series C 5.375% 12/1/30	6,000,000	5,804,520
Missouri State Health & Educational Facilities
Authority Health Facilities Revenue Refunding
(Lake Regional Health System Project) 5.70% 2/15/34	500,000	475,335
Montgomery County, Pennsylvania Industrial
Development Authority Retirement Community
Revenue (Acts Retirement Communities)
Series A 4.50% 11/15/36	2,000,000	1,546,440
Multnomah County, Oregon Hospital Facilities Authority
Revenue (Providence Health System) 5.25% 10/1/22	3,500,000	3,447,290
New York State Dormitory Authority Revenue
(Catholic Health Services of Long Island -
St. Francis Hospital Project) 5.10% 7/1/34	2,500,000	2,218,900

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
North Carolina Medical Care Commission Health
Care Facilities Revenue
(First Mortgage - Presbyterian Homes)
5.40% 10/1/27	$4,000,000	$3,716,280
(Pennybryn at Mayfield Project)
Series A 6.125% 10/1/35	5,580,000	5,005,260
North Kansas City, Missouri Hospital Revenue Series A
5.00% 11/15/28 (FSA)	500,000	481,845
Palm Beach County, Florida Health Facilities Authority
Revenue (Boca Raton Community Hospital)
5.625% 12/1/31	2,000,000	1,818,600
Prince William County, Virginia Industrial Development
Authority Hospital Revenue (Potomac Hospital Corp.)
5.35% 10/1/36	1,750,000	1,617,263
Puerto Rico Industrial, Tourist, Educational, Medical
& Environmental Control Facilities Revenue
(Hospital Auxilio Mutuo Obligated Group)
Series A 6.25% 7/1/24 (MBIA)	1,200,000	1,209,144
Shelby County, Tennessee Health Educational & Housing
Facilities Board Revenue (Trezevant Manor Project)
Series A 5.625% 9/1/26	2,500,000	2,309,425
Tallahassee, Florida Health Facilities Revenue (Tallahassee
Memorial Regional Medical Center) Series B
6.00% 12/1/15 (MBIA)	2,500,000	2,505,725
		67,839,314
Housing Revenue Bonds – 2.93%
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	350,000	351,162
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	700,077
(Leigh Meadows Apartments Section 8 HUD) Series N
6.20% 9/1/26 (AMBAC) (AMT)	2,765,000	2,770,418
6.30% 9/1/36 (AMBAC) (AMT)	2,000,000	2,002,660
(Spinnaker Cove Apartments)
Series G 6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	500,625
Franklin County, Ohio Multi Family Revenue
(Alger Green) Series A 5.80% 5/20/44 (GNMA) (AMT)	1,150,000	1,098,124
Illinois Development Finance Authority Revenue
(Section 8) Series A 5.80% 7/1/28 (MBIA) (FHA)	2,790,000	2,804,647

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Illinois Housing Development Authority Multi Family
Revenue (Crystal Lake Preservation)
Series A-1 5.80% 12/20/41 (GNMA)	$2,000,000	$1,978,740
Milwaukee, Wisconsin Redevelopment Authority
Multifamily Revenue (City Hall Square)
6.30% 8/1/38 (FHA) (AMT)	1,455,000	1,469,681
Missouri State Housing Development Commission
Mortgage Revenue Single Family Homeowner
Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)	235,000	215,178
Loan A 7.20% 9/1/26 (GNMA) (FNMA) (AMT)	30,000	30,985
Loan C 7.25% 9/1/26 (GNMA) (FNMA) (AMT)	20,000	20,338
Loan C 7.45% 9/1/27 (GNMA) (FNMA) (AMT)	40,000	40,718
Missouri State Housing Development Commission
Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,390,716
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	471,655
New Mexico Mortgage Finance Authority Revenue
Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)	160,000	165,371
Series E 6.95% 1/1/26 (GNMA) (FNMA)	155,000	157,829
Orange County, Florida Housing Finance Authority
Homeowner Revenue Series B 5.25% 3/1/33
(GNMA) (FNMA) (AMT)	175,000	161,081
Oregon Health, Housing, Educational, & Cultural Facilities
Authority Revenue (Pier Park Project)
Series A 6.05% 4/1/18 (GNMA) (AMT)	1,030,000	1,031,411
Oregon State Housing & Community Services Department
Mortgage Revenue Single Family Mortgage Program
Series R 5.375% 7/1/32 (AMT)	780,000	730,244
Santa Fe, New Mexico Single Family Mortgage Revenue
Series B-1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)	145,000	146,737
St. Louis County, Missouri Industrial Development
Authority Housing Development Revenue Refunding
(Southfield & Oak Forest Apartment-A)
5.20% 1/20/36 (GNMA)	1,000,000	943,820
Volusia County, Florida Multifamily Housing
Finance Authority (San Marco Apartments)
Series A 5.60% 1/1/44 (FSA) (AMT)	500,000	472,730
		19,654,947

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 3.60%
Loudoun County, Virginia Industrial Development
Authority Public Safety Facility Lease Revenue
Series A 5.25% 12/15/23 (FSA)	$700,000	$709,296
Missouri State Development Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,396,255
5.50% 12/1/24	2,480,000	2,351,090
5.625% 12/1/28	2,930,000	2,757,247
(Sewer System Improvement Project)
Series C 5.00% 3/1/25	605,000	584,164
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	496,665
Puerto Rico Commonwealth Industrial Development
Company General Purpose Revenue Series B
5.375% 7/1/16	1,000,000	1,021,400
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series F 5.25% 7/1/25	930,000	868,676
Series I 5.25% 7/1/33	11,825,000	10,966,032
St. Augustine, Florida Capital Improvement Revenue
5.00% 10/1/34 (AMBAC)	1,000,000	956,060
St. Charles County, Missouri Public Water Supply
District #2 Revenue Certificates of Participation
(Missouri Project) Series B 5.10% 12/1/25 (MBIA)	500,000	491,930
^St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	1,520,990
		24,119,805
Local General Obligation Bonds – 5.57%
Belleville, Illinois Tax Increment Revenue (Frank Scott
Parkway Redevelopment) Series A 5.70% 5/1/36	1,350,000	1,148,175
Boerne, Texas Independent School District Building
5.25% 2/1/27 (PSF)	4,000,000	4,008,400
5.25% 2/1/29 (PSF)	2,960,000	2,961,125
Florida Enterprise Community Development District
Special Assessment 6.10% 5/1/16 (MBIA)	695,000	696,710
Gwinnett County, Georgia School District 5.00% 2/1/11	8,000,000	8,461,039
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	3,475,000	2,519,757

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hollywood Community, Florida Redevelopment Agency
5.625% 3/1/24	$1,200,000	$1,174,008
Jefferson County, Oregon School District #509J
5.00% 6/15/22 (FGIC)	500,000	502,265
Lammersville, California School District Community
Facilities District #2002 (Mountain House)
5.125% 9/1/35	4,125,000	3,359,854
Lewisville, Texas Independent School District
6.15% 8/15/21 (PSF)	75,000	77,872
Lincoln County, Oregon School District
5.25% 6/15/12 (FGIC)	700,000	715,834
Melrose Park, Illinois Tax Increment Series B
6.00% 12/15/19 (FSA)	1,250,000	1,329,850
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Crackerneck Creek Project)
Series C 5.00% 3/1/26	500,000	470,025
New York City, New York
Series I 5.125% 3/1/23	5,875,000	5,811,374
Series J 5.25% 6/1/28	2,055,000	2,032,107
Powell, Ohio 5.50% 12/1/32 (FGIC)	2,000,000	2,018,960
		37,287,355
§Pre-Refunded Bonds – 19.93%
Alexandria, Virginia Industrial Development Authority
Revenue (Institute for Defense Analyses) Series A
5.90% 10/1/30-10 (AMBAC)	6,000,000	6,497,400
California State 5.25% 2/1/30-12 (MBIA)	5,000	5,378
Deschutes County, Oregon Administrative School District #1
Series A 5.125% 6/15/21-11 (FSA)	1,000,000	1,061,590
Deschutes County, Oregon Hospital Facilities Authority
Hospital Revenue (Cascade Health Services)
5.60% 1/1/32-12	1,250,000	1,349,763
Duluth, Minnesota Economic Development Authority
Health Care Facilities Revenue (Benedictine Health
System - St. Mary’s Hospital) 5.25% 2/15/33-14	5,000,000	4,590,250
Florida State Board of Education (Lottery Revenue)
Series A 6.00% 7/1/14-10 (FGIC)	1,000,000	1,078,330

Principal amount		Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Golden State, California Tobacco Securitization
Corporation Settlement Revenue Series B
5.50% 6/1/43-13	$9,000,000	$9,708,750
5.625% 6/1/38-13	7,500,000	8,134,875
Greene County, Missouri Reorganization School District
R8 (Direct Deposit Project) 5.10% 3/1/22-16 (FSA)	1,500,000	1,578,090
Henrico County, Virginia Economic Development
Authority Revenue (Bon Secours Health System)
Series A 5.60% 11/15/30-12	130,000	142,453
Highlands County, Florida Health Facilities
Authority (Adventist Health System/Sunbelt)
Series A 6.00% 11/15/31-11	1,500,000	1,651,635
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement Fund -
University Center Project) 6.25% 5/1/30-12	5,000,000	5,601,800
Jackson, Ohio Local School District (Stark & Summit
Counties) School Facilities Construction &
Improvement 5.625% 12/1/25-10 (FSA)	1,000,000	1,070,190
Jackson, Oregon School District #6 Central Point
5.25% 6/15/20-10 (FGIC)	1,175,000	1,235,548
Lee County, Florida Airport Revenue
Series B 5.75% 10/1/33-10 (FSA)	3,000,000	3,233,670
Lewisville, Texas Independent School District
6.15% 8/15/21-09 (PSF)	2,085,000	2,185,351
Liberty, Missouri Sewer System Revenue
6.15% 2/1/15-09 (MBIA)	1,500,000	1,547,040
Linn County, Oregon Community School District #9
Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,213,280
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)
Series B 5.50% 5/15/32-26	1,500,000	1,595,340
Maryland State Economic Development Corporation,
Student Housing Revenue (University of Maryland
College Park Project) 5.625% 6/1/35-13	1,125,000	1,245,049
Massachusetts State Development Finance Agency
Revenue (Massachusetts College of Pharmacy Project)
Series C 5.75% 7/1/33-13	1,500,000	1,680,495

Statements of net assets
Delaware Tax-Free USA Fund

Principal amount		Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Miami-Dade County, Florida Educational Facilities
Authority (University of Miami)
5.00% 4/1/34-14 (AMBAC)	$7,000,000	$7,505,610
Series A 5.75% 4/1/29-10 (AMBAC)	2,000,000	2,133,700
Milledgeville-Baldwin County, Georgia Development
Authority Revenue (Georgia College & State University
Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,143,210
Mississippi Development Bank Special Obligation
(Madison County Hospital Project) 6.30% 7/1/22-09	2,070,000	2,203,349
New Jersey State Educational Facilities Authority Revenue
(Stevens Institute of Technology)
Series B 5.25% 7/1/24-14	2,085,000	2,267,855
New York City, New York Series J 5.25% 6/1/28-13	2,895,000	3,149,152
North Carolina Medical Care Commission Hospital
Revenue (Northeast Medical Center Project)
5.125% 11/1/34-14	1,250,000	1,359,413
Orange County, Florida Health Facilities
Authority Revenue (Adventist Health System)
5.625% 11/15/32-12	1,000,000	1,099,900
Orlando, Florida Utilities Commission
Water & Electric Revenue
5.25% 10/1/20-11	1,575,000	1,699,047
Osceola County, Florida School Board
Certificates of Participation Series A
5.25% 6/1/27-12 (AMBAC)	4,000,000	4,331,640
Payne County, Oklahoma Economic Development
Authority Student Housing Revenue (Collegiate
Housing Foundation - Oklahoma State University)
Series A 6.375% 6/1/30-11	4,000,000	4,388,400
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series D 5.25% 7/1/38-12	3,000,000	3,222,630
Series G 5.00% 7/1/42-13	525,000	565,273
Series K 5.00% 7/1/35-15	3,500,000	3,786,405
Puerto Rico Commonwealth Public Improvement
5.125% 7/1/30-11 (FSA)	920,000	976,966
Series A 5.125% 7/1/31-11	3,495,000	3,711,410
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	6,000,000	6,509,760
Series NN 5.125% 7/1/29-13	1,400,000	1,515,878

Principal amount		Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	$175,000	$189,525
Richmond, Virginia Public Utilities Revenue
5.00% 1/15/27-12 (FSA)	10,000,000	10,603,600
South Broward, Florida Hospital District Revenue
(Memorial Health Care System) 5.625% 5/1/32	3,000,000	3,285,000
South Miami, Florida Health Facilities Authority Hospital
Revenue (Baptist Health South Florida Group)
5.25% 11/15/33-13	4,000,000	4,323,280
St. Louis, Missouri Airport Revenue
(Capital Improvement Project)
Series A 5.375% 7/1/21-12 (MBIA)	1,635,000	1,762,448
Tampa, Florida Utilities Tax Revenue Series A
6.00% 10/1/17-09 (AMBAC)	1,000,000	1,059,490
6.125% 10/1/18-09 (AMBAC)	1,000,000	1,061,420
Vancouver, Washington Limited Tax
5.50% 12/1/25-10 (AMBAC)	1,250,000	1,332,613
Wisconsin Housing & Economic Developing
Authority Revenue 6.10% 6/1/21-17 (FHA)	765,000	836,443
		133,429,694
Special Tax Bonds – 5.92%
Bi-State Development Agency Missouri - Illinois
Metropolitan District (Metrolink Cross County Project)
Series B 5.00% 10/1/32 (FSA)	2,000,000	1,931,300
Jackson County, Missouri Special Obligation
5.00% 12/1/27 (MBIA)	1,000,000	958,730
Jacksonville, Florida Excise Taxes Revenue Series B
5.00% 10/1/26 (AMBAC)	1,000,000	957,010
5.125% 10/1/32 (FGIC)	1,000,000	962,760
Michigan, Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Foundation)
5.00%10/1/14	7,000,000	7,567,980
5.00% 10/1/15	3,000,000	3,236,340
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A
5.00% 1/1/32	1,500,000	1,224,225
5.125% 1/1/37	1,500,000	1,218,630

Statements of net assets
Delaware Tax-Free USA Fund

Principal amount		Value
Municipal Bonds (continued)
Special Tax Bonds (continued)
New Jersey Economic Development Authority (Cigarette Tax)
5.50% 6/15/31	$1,000,000	$899,480
5.75% 6/15/34	2,000,000	1,842,540
New York City, New York Transitional Finance Authority
Series D 5.00% 2/1/31	5,000,000	4,866,750
New York Sales Tax Asset Receivables Series A
5.25% 10/15/27 (AMBAC)	1,000,000	1,007,170
Palm Beach County, Florida Criminal Justice Facilities
Revenue 5.75% 6/1/12 (FGIC)	10,000,000	10,925,300
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (MBIA)	1,000,000	1,074,330
Truth or Consequences, New Mexico Gross Receipts Tax
Revenue 6.30% 7/1/16	1,000,000	1,001,330
		39,673,875
State General Obligation Bonds – 15.47%
California State
5.00% 11/1/21	4,515,000	4,454,002
5.00% 2/1/26 (AMBAC)	5,570,000	5,485,559
5.25% 2/1/30 (MBIA)	3,490,000	3,492,303
Georgia State Series E 5.00% 8/1/12	7,425,000	7,974,079
Maryland State & Local Facilities Land
Capital Improvement
First Series 5.00% 8/1/11	5,000,000	5,328,350
Second Series 5.00% 8/1/14	3,500,000	3,798,900
Second Series 5.00% 8/1/16	4,000,000	4,330,200
Series A 5.00% 3/1/12	8,000,000	8,550,960
Minnesota State
5.00% 6/1/14	7,500,000	8,111,400
5.00% 10/1/15	7,000,000	7,582,680
Pennsylvania State First Series
5.00% 7/1/11	5,955,000	6,322,662
5.00% 7/1/13	3,000,000	3,232,410
5.25% 2/1/14 (MBIA)	6,455,000	7,034,465
Puerto Rico Commonwealth Public Improvement
5.25% 7/1/27 (FSA)	705,000	702,406
Series A 5.125% 7/1/31	7,880,000	7,194,361
Series A 5.25% 7/1/23	500,000	475,195
Series A 5.50% 7/1/19 (MBIA)	11,500,000	11,951,835

Principal amount		Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Texas State Transportation Commission
(Mobility Foundation) 5.00% 4/1/19	$7,250,000	$7,567,985
		103,589,752
Transportation Revenue Bonds – 4.91%
Branson, Missouri Regional Airport Transportation
Development District Revenue (Branson Airport
Project) Series B 6.00% 7/1/37 (AMT)	1,500,000	1,269,240
Capital Trust Agency Florida Revenue (Fort Lauderdale/
Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	3,750,000	3,361,950
(Orlando/Cargo Acquisition Project)
6.75% 1/1/32 (AMT)	2,395,000	2,357,087
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.50% 11/1/31 (FGIC) (AMT)	1,500,000	1,422,015
Grapevine, Texas Industrial Development Corporate
Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	915,000	911,322
Houston, Texas Industrial Development Corporate
Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	2,000,000	1,968,740
Miami-Dade County, Florida Aviation Revenue
Series A 5.00% 10/1/33 (FSA) (AMT)	500,000	457,540
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	5,300,000	5,440,344
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/19 (MBIA)	6,240,000	6,510,691
Orlando & Orange County, Florida Expressway Authority
Revenue Series A 5.00% 7/1/32 (FSA)	1,380,000	1,318,204
Pennsylvania State Turnpike Commission Revenue
Series A 5.00% 12/1/34 (AMBAC)	500,000	472,500
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series G 5.00% 7/1/42	275,000	241,269
South Carolina Transportation Infrastructure Revenue
Series A 5.00% 10/1/33 (AMBAC)	7,500,000	7,116,074
		32,846,976
Water & Sewer Revenue Bonds – 4.05%
Augusta, Georgia Water & Sewer Revenue
5.25% 10/1/34 (FSA)	4,375,000	4,349,931
Florida Village Center Community Development District
Utility Revenue 5.00% 10/1/36 (MBIA)	500,000	469,630
Fulton County, Georgia Water & Sewer Revenue
5.25% 1/1/35 (FGIC)	1,000,000	1,000,420

Statements of net assets
Delaware Tax-Free USA Fund

Principal amount		Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Missouri State Environmental Improvement & Energy
Resource Authority Water Pollution
Control Revenue Unrefunded Balance (State Revolving
Fund Project) Series A 6.05% 7/1/16 (FSA)	$1,060,000	$1,062,873
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue Series A
5.125% 6/15/34	12,125,000	11,960,343
5.25% 6/15/34	3,705,000	3,673,396
Tampa, Florida Water and Sewer Revenue
6.00% 10/1/16 (FSA)	1,000,000	1,139,840
Virgin Islands Water & Power Authority Water System
Revenue 5.50% 7/1/17	510,000	512,453
West Virginia State Water Development Authority
Revenue (Loan Program III) Series A
6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	2,944,910
		27,113,796
Total Municipal Bonds (cost $667,410,931)		657,942,885

Total Value of Securities – 98.26% (cost $667,410,931)		657,942,885
Receivables and Other Assets
Net of Liabilities – 1.74%		11,628,160
Net Assets Applicable to 62,004,522
Shares Outstanding – 100.00%		$669,571,045

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($639,779,624 / 59,245,582 Shares)		$10.80
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($13,375,242 / 1,239,165 Shares)		$10.79
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($16,416,179 / 1,519,775 Shares)		$10.80

Components of Net Assets at February 29, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$687,097,905
Undistributed net investment income	1,790
Accumulated net realized loss on investments	(8,060,604)
Net unrealized depreciation of investments	(9,468,046)
Total net assets	$669,571,045

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “ Notes to financial statements.”

•Variable rate security. The rate shown is the rate as of February 29, 2008.

^Zero coupon security. The rate shown is the yield at the time of purchase.

ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Statements of net assets
Delaware Tax-Free USA Fund

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
HUD — Housing and Urban Development
MBIA — Insured by the Municipal Bond Insurance Association
PSF — Insured by the Permanent School Fund
RADIAN — Insured by Radian Asset Assurance
VHA — Veterans Health Administration
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)	$10.80
Sales charge (4.50% of offering price) (B)	0.51
Offering price	$11.31

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free USA Intermediate Fund	February 29, 2008 (Unaudited)

Principal amount		Value
Municipal Bonds – 96.68%
Corporate Revenue Bonds – 6.95%
Alliance Airport Authority, Texas Special Facilities
Revenue (Federal Express Corp. Project)
4.85% 4/1/21 (AMT)	$2,000,000	$1,795,220
Brazos, Texas River Authority Pollution
Control Revenue (Texas Utilities)
5.40% 5/1/29 (AMT)	1,000,000	773,980
Buckeye, Ohio Tobacco Settlement Financing
Authority Asset-Backed Senior Turbo
Series A-2 6.50% 6/1/47	3,755,000	3,712,456
•Chesapeake, Virginia Economic Development
Authority Pollution Control Revenue
(Electric & Power Co. Project)
Series A 3.60% 2/1/32	1,150,000	1,114,304
Connecticut State Development Authority Pollution
Control Revenue (Connecticut Light & Power) Series A
•3.35% 5/1/31 (AMBAC) (AMT)	1,300,000	1,305,226
5.85% 9/1/28	1,145,000	1,153,244
•Farmington, New Mexico Pollution Control
Revenue (El Paso Electric Co. Project)
Series A 4.00% 6/1/32 (FGIC)	1,000,000	1,000,910
•Forsyth, Montana Pollution Control Revenue (Portland
General Project) Series A 5.20% 5/1/33	1,005,000	1,019,372
ΩGolden State, California Tobacco Securitization
Corporation Settlement Revenue Refunding
Asset-Backed Senior Convertible
Series A-2 5.30% 6/1/37	1,500,000	895,875
Indianapolis, Indiana Airport Authority Revenue Special
Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	750,000	738,870
Memphis-Shelby County, Tennessee Airport
Authority Special Facilities Revenue
(Federal Express Corp. Project)
5.05% 9/1/12	1,000,000	1,029,060
Michigan State Strategic Funding Limited Obligation
Revenue (Detroit Edison Co. Project)
Series A 5.50% 6/1/30 (XLCA) (AMT)	1,000,000	951,880
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (USX Project)
5.00% 11/1/15	1,000,000	1,015,310

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

Principal amount		Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
•Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (PSEG Power LLC Project)
4.00% 1/15/42 (AMT)	$5,500,000	$5,533,550
Prattville, Alabama Industrial Development Board
Environmental Improvement Revenue
(International Paper Co. Project)
Series A 6.70% 3/1/24 (AMT)	1,000,000	1,013,790
•Sabine, Texas River Authority Pollution
Control Revenue (TXU Electric Co. Project)
Series A 5.50% 5/1/22	1,000,000	941,400
South Carolina Jobs Economic Development Authority
Industrial Revenue (South Carolina Electric & Gas Co.
Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	475,260
Sugar Creek, Missouri Industrial Development Revenue
(Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	436,020
Tobacco Settlement Financing Corporation, Virginia
Senior Series B-1 5.00% 6/1/47	1,375,000	1,088,120
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Northwest Ohio Bond Fund - Alex
Products Inc.)
Series B 6.125% 11/15/09 (AMT)	430,000	442,530
		26,436,377
Education Revenue Bonds – 6.97%
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	866,930
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series B 5.50% 10/1/20	1,160,000	1,053,338
Fulton County, Georgia Development Authority Revenue
(Molecular Science Building Project)
5.25% 5/1/21 (MBIA)	1,000,000	1,016,780
Grand Traverse, Michigan Public
School Academy Revenue
5.00% 11/1/36	900,000	697,167
Illinois Finance Authority Revenue
(Illinois Institute of Technology)
Series A 5.00% 4/1/36	825,000	713,584

Principal amount		Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Student Housing Revenue
Series B 5.00% 5/1/30	$3,250,000	$2,646,930
Lubbock, Texas Educational Facilities Authority Revenue
(Lubbock Christian University)
5.25% 11/1/37	1,000,000	859,100
Massachusetts State Health & Educational Facilities
Authority Revenue (Nichols College Project)
Series C 6.125% 10/1/29	1,000,000	988,140
Michigan Higher Education Facilities Authority Revenue
(Kalamazoo College Project) 5.50% 12/1/19	500,000	510,465
New York State Dormitory Authority Revenue
(Brooklyn Law School)
Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,019,820
(Long Island University)
Series B 5.50% 9/1/20 (RADIAN)	1,000,000	1,010,860
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	346,906
•(Kenyon College Project) 4.70% 7/1/37	1,000,000	1,041,850
Ohio State University General Receipts Revenue
Series B 5.25% 6/1/21	1,000,000	1,024,340
Texas A & M University Revenue Financing System
5.00% 5/15/12	3,655,000	3,903,905
5.00% 5/15/13	3,760,000	4,043,954
Tulsa, Oklahoma Industrial Authority Student Housing
Revenue (University of Tulsa) 5.00% 10/1/37	1,000,000	905,700
University of California Revenue
Series A 5.125% 5/15/20 (AMBAC)	250,000	253,978
University of Oklahoma Research Facilities Revenue
5.00% 3/1/23 (AMBAC)	1,065,000	1,056,129
University of Virginia General Revenue Series B
5.00% 6/1/20	1,250,000	1,273,313
5.00% 6/1/21	1,250,000	1,269,225
		26,502,414
Electric Revenue Bonds – 2.37%
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue
Series B 5.50% 5/15/14	1,000,000	1,099,480

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

Principal amount		Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Oliver County North Dakota Pollution Control Revenue
(Square Butte Electric Coop)
Series A 5.30% 1/1/27 (AMBAC)	$1,500,000	$1,482,285
Orlando, Florida Utilities Commission
Water & Electric Revenue
5.25% 10/1/20	555,000	569,957
Philadelphia, Pennsylvania Gas Works Revenue First
Series A 5.375% 7/1/15 (FSA)	2,000,000	2,014,880
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (MBIA)	2,000,000	2,060,180
South Carolina State Public Service
Authority Revenue Refunding
Series A 5.125% 1/1/21 (FSA)	1,000,000	1,018,380
Texas Municipal Power Agency Revenue
4.00% 9/1/11 (AMBAC)	750,000	750,375
		8,995,537
Escrowed to Maturity Bonds – 0.05%
Southcentral, Pennsylvania General Authority Revenue
(Wellspan Health Obligated Project) 5.625% 5/15/26	180,000	186,545
		186,545
Health Care Revenue Bonds – 6.05%
Chatham County, Georgia Hospital Authority Revenue
(Memorial Health Medical Center)
Series A 6.125% 1/1/24	1,000,000	957,910
Cleveland-Cuyahoga County, Ohio Port Authority
Revenue (Saint Clarence - Geac)
Series A 6.125% 5/1/26	715,000	669,240
Cuyahoga County, Ohio Revenue
(Cleveland Clinic Health System)
Series A 6.00% 1/1/21	1,000,000	1,074,440
Georgia Medical Center Hospital Authority Revenue
(Spring Harbor Green Island Project)
5.25% 7/1/37	2,300,000	1,714,029
•Highlands County, Florida Health Facilities Authority
Revenue (Adventist Health System)
Series I 5.00% 11/15/29	2,000,000	2,071,580
Indiana Health Facility Financing Authority Hospital
Revenue (Deaconess Hospital Obligation)
Series A 5.375% 3/1/29 (AMBAC)	700,000	687,470

Principal amount		Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Maryland State Health & Higher Education Facilities
Authority Revenue (Union Hospital of Cecil County)
5.625% 7/1/32	$500,000	$494,080
Michigan State Hospital Finance Authority Revenue
(Henry Ford Health System)
Series A 5.25% 11/15/46	3,250,000	2,901,502
(Oakwood Obligation Group)
5.50% 11/1/14	2,230,000	2,343,819
(Trinity Health Credit)
Series C 5.375% 12/1/23	500,000	496,025
Multnomah County, Oregon Hospital Facilities
Authority Revenue (Providence Health System)
5.25% 10/1/22	1,000,000	984,940
New Hampshire Health & Education Facilities
Authority Revenue (Elliot Hospital)
Series B 5.60% 10/1/22	1,000,000	1,004,700
North Carolina Medical Care Commission
Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes)
5.40% 10/1/27	950,000	882,617
(Pennybryn at Mayfield Project)
Series A 6.125% 10/1/35	1,650,000	1,480,050
Shelby County, Tennessee Health Educational &
Housing Facilities Board Revenue
(Trezevant Manor Project)
Series A 5.75% 9/1/37	1,000,000	909,360
St. Mary Hospital Authority Pennsylvania Health System
Revenue (Catholic Health East)
Series A 5.25% 11/15/16	1,200,000	1,232,316
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	969,700
Suffolk, Virginia Industrial Development Authority
Retirement Facilities Revenue
(First Management - Lake Prince)
5.15% 9/1/24	725,000	648,687

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

Principal amount		Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Terrebonne Parish, Louisiana Hospital Service
District #1 Hospital Revenue (Terrebonne
General Medical Center Project)
5.50% 4/1/33 (AMBAC)	$1,500,000	$1,501,455
		23,023,920
Housing Revenue Bonds – 0.22%
Maryland State Community Development
Administration Department Housing &
Community Development Residential
Series A 4.70% 9/1/37 (AMT)	1,000,000	837,080
		837,080
Lease Revenue Bonds – 3.99%
California State Public Works Board Lease Revenue
(Department of General Services - Butterfield Street)
Series A 5.25% 6/1/25	1,000,000	954,060
Golden State, California Tobacco Securitization
Corporation Settlement Revenue Refunding
Asset-Backed Series A
5.00% 6/1/18	2,000,000	2,001,280
5.00% 6/1/21 (AMBAC)	1,000,000	998,960
Michigan State Building Authority Revenue Series I
5.00% 10/15/09 (FSA)	1,000,000	1,036,810
5.00% 10/15/24	3,000,000	2,959,829
5.50% 10/15/18	2,175,000	2,297,975
Minnesota State Retirement System Building Revenue
5.875% 6/1/27	765,000	793,076
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Crackerneck Creek Project)
Series C 5.00% 3/1/28	1,600,000	1,487,168
New York State Municipal Bond Bank
Agency Special School Purpose Revenue
Series C 5.25% 6/1/22	1,000,000	1,004,470
•Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series J 5.00% 7/1/28	1,000,000	1,016,100
•Puerto Rico Public Finance Corporate Revenue
Series A 5.25% 8/1/29 (MBIA)	620,000	631,836
		15,181,564

Principal amount		Value
Municipal Bonds (continued)
Local General Obligation Bonds – 15.14%
^Anaheim, California City School District Election 2002
4.58% 8/1/25 (MBIA)	$2,500,000	$880,850
Belton, Missouri School District #124
Series B 5.25% 3/1/23	1,000,000	1,019,950
Boerne, Texas Independent School District Building
5.25% 2/1/26 (PSF)	4,495,000	4,514,149
5.25% 2/1/29 (PSF)	1,500,000	1,500,570
Chicago, Illinois Board of Education
Refunding Dedicated Revenue
Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,428,740
Chicago, Illinois Modern Schools Across Chicago
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	2,809,706
Chicago, Illinois Project & Refunding
Series C 5.50% 1/1/40 (FGIC)	2,940,000	2,953,994
Coralville, Iowa Urban Renewal Revenue Tax Increment
Series C
5.00% 6/1/47	850,000	691,025
5.125% 6/1/39	500,000	424,605
Dallas, Texas 5.125% 2/15/15	3,000,000	3,248,700
Denver, Colorado City & County Justice System
5.25% 8/1/18	1,000,000	1,080,570
East Homestead Community Development District Florida
Special Assessment Revenue
Series B 5.00% 5/1/11	365,000	343,972
Fairfax County, Virginia Refunding & Public Improvement
5.25% 4/1/14	3,500,000	3,838,170
Florida State Board Education Capital
Outlay Public Education
Series D 5.75% 6/1/22	2,000,000	2,094,240
Gwinnett County, Georgia School District
5.00% 2/1/11	3,500,000	3,701,705
Lansing, Michigan Community College
(College Building and Site)
5.00% 5/1/21 (MBIA)	1,325,000	1,341,457
Licking County, Ohio Joint Vocational School District
School Facilities Construction and
Improvement 5.00% 12/1/19 (MBIA)	1,000,000	1,021,340
Los Angeles, California Unified School District
Election 2004 Series G 5.00% 7/1/13 (AMBAC)	2,000,000	2,150,900
Series A-2 4.25% 1/1/28 (FGIC)	355,000	302,790

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

Principal amount		Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mecklenburg County, North Carolina Public Improvement
Series A 5.00% 2/1/11	$4,775,000	$5,050,182
Middlesex County, New Jersey Improvement Authority
Revenue (County Guaranteed Open Space Trust)
5.25% 9/15/20	1,000,000	1,029,940
Modesto, California Special Tax Community
Facilities District #04-1 Village 2 5.15% 9/1/36	1,500,000	1,189,335
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,565,170
Series G 5.25% 8/1/15	1,000,000	1,060,590
Series I 5.00% 8/1/21	1,000,000	997,440
Series J 5.50% 6/1/23	100,000	101,447
North East Texas Independent School
District School Building
Series A 5.00% 8/1/20 (PSF)	3,500,000	3,577,455
Powell, Ohio
5.50% 12/1/25 (FGIC)	1,500,000	1,524,930
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	1,200,000	1,047,768
St. Joseph, Missouri Industrial Development
Authority Tax Increment Revenue
(Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	226,965
Series B 5.375% 11/1/23	1,000,000	885,400
		57,604,055
§Pre-Refunded Bonds – 10.61%
Arizona State Transportation Board Highway Revenue
6.25% 7/1/16-09	1,850,000	1,934,083
Benton & Linn Counties, Oregon School District #509J
5.00% 6/1/21-13 (FSA)	1,000,000	1,076,360
California State
5.00% 2/1/33-14 (MBIA)	1,800,000	1,933,470
5.25% 2/1/30-12 (MBIA)	5,000	5,378
Cook County, Illinois
Series A 5.375% 11/15/21-11 (FGIC)	2,160,000	2,305,930

Principal amount		Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Duluth, Minnesota Economic Development
Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)
5.25% 2/15/28-14	$1,000,000	$944,460
5.50% 2/15/23-14	1,000,000	995,940
Forest Grove, Oregon Revenue Campus
(Pacific University)
6.30% 5/1/25-10 (RADIAN)	1,000,000	1,071,140
Golden State, California Tobacco Securitization
Settlement Revenue Enchanced Asset-Backed
Series B 5.75% 6/1/23-08	1,000,000	1,006,340
Illinois Educational Facilities Authority Student
Housing Revenue (Educational Advancement -
University Center Project)
6.00% 5/1/22-12	750,000	833,033
Lancaster County, Pennsylvania Hospital Authority
Revenue (Lancaster General Hospital Project)
5.75% 3/15/21-13	1,000,000	1,106,700
Lunenburg County, Virginia
Series B 5.25% 2/1/29-13 (MBIA)	715,000	781,545
Miami-Dade County, Florida Educational Facilities
Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	3,500,000	3,752,805
Minneapolis, Minnesota Health Care System Revenue
(Allina Health Systems)
Series A 5.75% 11/15/32-12	500,000	548,395
New Jersey State Educational Facilities Authority
Revenue (Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	573,095
New York City, New York
Series J 5.50% 6/1/23-13	900,000	989,757
North Texas Health Facilities Development
Corporation Hospital Revenue
(United Regional Health Care System, Inc. Project)
6.00% 9/1/23-13	1,000,000	1,125,380
Ohio State Higher Education Capital Facilities
Series B 5.625% 5/1/14-10	5,780,000	6,108,361

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

Principal amount		Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Orlando, Florida Utilities Commission
Water & Electric Revenue
5.25% 10/1/20-11	$945,000	$1,019,428
Pennsylvania State First Series
5.125% 1/15/19-11	3,515,000	3,743,967
Pennsylvania State Higher Educational Facilities Authority
College & University Revenue (Geneva College Project)
6.125% 4/1/22-12	1,000,000	1,100,560
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,105,290
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	2,000,000	2,193,960
Southcentral, Pennsylvania General Authority Revenue
(Welllspan Health Obligated Project)
5.625% 5/15/26-11	820,000	888,503
University of North Carolina Revenue (Chapel Hill)
Series A 5.375% 12/1/14-11	2,000,000	2,137,980
Virginia State Resource Authority Clean
Water Revenue (State Revolving Fund)
6.00% 10/1/16-10	1,000,000	1,076,100
		40,357,960
Resource Recovery Bonds – 0.37%
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue (Subordinate Colver Project)
Series G 5.125% 12/1/15 (AMT)	1,500,000	1,406,580
		1,406,580
Special Tax Bonds – 5.32%
Baltimore, Maryland Convention Center
Hotel Revenue Subordinated
Series B 5.00% 9/1/16	1,200,000	1,114,536
California State Economic Recovery
Series A 5.25% 7/1/14	1,000,000	1,093,320
•Series B 5.00% 7/1/23	3,365,000	3,550,310
Casa Grande, Arizona Excise Tax Revenue
5.00% 4/1/22 (AMBAC)	1,600,000	1,595,120
Dallas, Texas Civic Center Convention
Complex Revenue Refunding & Improvement
4.875% 8/15/23 (MBIA)	1,500,000	1,454,805

Principal amount		Value
Municipal Bonds (continued)
Special Tax Bonds (continued)
Gravois Bluffs, Missouri Transportation Development
District Sales Tax Revenue 4.75% 5/1/32	$750,000	$691,695
Hampton, Virginia Convention Center Revenue 5.25%
1/15/23 (AMBAC)	1,000,000	1,005,490
Metropolitan Pier and Exposition Authority Illinois
(McCormick Place Expansion Project)
Series A 5.50% 12/15/24 (FGIC)	2,000,000	2,024,360
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center
Hotel/Conference Project)
Series A 5.00% 1/1/32	1,000,000	816,150
New Jersey Economic Development Authority
(Cigarette Tax)
5.50% 6/15/31	1,000,000	899,480
5.625% 6/15/18	1,000,000	1,000,830
•New York City, New York Transitional Finance Authority
Revenue Refunding - Future Tax Secured
Series A 5.50% 11/1/26	1,000,000	1,064,760
New York State Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,007,170
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
Refunding-Sales Tax-2nd Lien-Area B
5.00% 12/1/20	1,500,000	1,394,670
Wyoming State Loan & Investment Board Facilities Revenue
5.00% 10/1/24	1,550,000	1,534,423
		20,247,119
State General Obligation Bonds – 28.05%
California State
5.00% 11/1/15	1,795,000	1,891,499
5.00% 2/1/26 (AMBAC)	1,500,000	1,477,260
5.25% 11/1/17	1,000,000	1,034,080
California State Refunding
5.00% 8/1/14	1,025,000	1,085,311
5.25% 2/1/25	3,000,000	2,979,930
California State Various Purposes
5.00% 6/1/31	1,000,000	944,770

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Florida State Board Education Capital Outlay
(Public Education)
Series B 5.00% 1/1/09	$2,500,000	$2,553,575
Georgia State
5.00% 8/1/12	3,125,000	3,356,094
Series D 5.00% 7/1/11	6,865,000	7,306,830
Illinois State Refunding
Series B 5.00% 1/1/13	3,475,000	3,709,806
Maryland State & Local Facilities Land Capital Improvement
5.00% 3/15/19	3,675,000	3,862,058
Series A 5.00% 3/1/12	2,000,000	2,137,740
Series A 5.25% 3/1/13	2,500,000	2,722,400
Maryland State
Series A 5.50% 3/1/14	1,850,000	2,050,947
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	5,000,000	5,432,950
Series C 5.00% 9/1/10	7,750,000	8,145,792
Minnesota State
5.00% 11/1/11	2,775,000	2,963,534
5.00% 6/1/14	900,000	973,368
North Carolina State
5.00% 6/1/14	1,700,000	1,842,562
North Carolina State Public Improvement Series A
5.00% 3/1/12	4,000,000	4,275,480
5.00% 3/1/15	1,200,000	1,299,120
Ohio State
Series A 5.00% 6/15/13	3,750,000	4,040,550
Series D 5.00% 9/15/14	3,500,000	3,785,075
Pennsylvania State
5.50% 2/1/13	3,200,000	3,504,704
Second Series 5.00% 8/1/13	4,000,000	4,313,760
Third Series 2004 5.00% 7/1/09	2,885,000	2,976,974
Puerto Rico Commonwealth Public Improvement
Series A
5.25% 7/1/22	3,470,000	3,337,862
5.25% 7/1/23	1,125,000	1,069,189
5.50% 7/1/17	4,415,000	4,576,148
•Puerto Rico Commonwealth
Series A 5.00% 7/1/30	1,000,000	1,022,020

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
•Puerto Rico Public Finance Corporation Commonwealth
Appropriation (LOC Puerto Rico Government Bank)
Series A 5.75% 8/1/27	$1,000,000	$1,040,440
Texas State Transportation Commission
(Mobility Foundation)
5.00% 4/1/13	1,000,000	1,074,160
5.00% 4/1/19	3,750,000	3,914,475
Texas State Water Financial Assistance
Series B 5.50% 8/1/35	3,800,000	3,811,134
Washington State Variable Purpose
Series A 5.00% 7/1/16	3,455,000	3,692,704
Series B 5.00% 1/1/20	2,500,000	2,506,850
		106,711,151
Transportation Revenue Bonds – 5.66%
Bay Area, California Toll Authority Revenue
Series F 5.00% 4/1/31	740,000	713,456
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	1,750,000	1,568,910
Chicago, Illinois O'Hare International Airport
Revenue General-Airport-Third Lien
Series A-2 5.75% 1/1/20 (FSA) (AMT)	1,000,000	1,033,920
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.00% 11/1/15 (XLCA) (AMT)	2,000,000	2,010,780
Georgia Federal Highway Road and
Tollway Authority Revenue Bonds
5.00% 6/1/10 (MBIA)	2,000,000	2,094,100
Metropolitan, New York Transportation
Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,566,200
Metropolitan, Washington D.C. Airport
Authority Systems Revenue
Series A 5.50% 10/1/19 (FGIC) (AMT)	1,000,000	1,020,410
New York State Thruway Authority Revenue
(General Highway and Bridge Trust Fund)
Series B 5.25% 4/1/13 (AMBAC)	3,300,000	3,579,774
North Texas Tollway Authority Dallas
North Tollway System Revenue
Series A 5.00% 1/1/20 (FGIC)	1,750,000	1,750,035

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania State Turnpike Commission Revenue
Series A 5.25% 12/1/20 (AMBAC)	$1,230,000	$1,263,665
South Carolina Transportation Infrastructure Bank Revenue
Series A 5.00% 10/1/33 (AMBAC)	1,700,000	1,612,977
Texas State Transportation Commission
Highway Fund Revenue First Tier
5.00% 4/1/18	1,700,000	1,786,071
Virginia Port Authority Commonwealth
Port Fund Revenue Resolution
5.00% 7/1/12 (AMT)	500,000	525,195
		21,525,493
Water & Sewer Revenue Bonds – 4.93%
Alabama Water Pollution Control Authority Revenue
5.50% 8/15/23 (AMBAC)	1,000,000	1,011,390
Clovis, California Public Financing Authority
Wastewater Revenue
5.25% 8/1/30 (MBIA)	1,000,000	953,120
Dallas, Texas Waterworks & Sewer System Revenue
5.00% 10/1/24 (FSA)	6,500,000	6,485,179
Fulton County, Georgia Water & Sewer Revenue
5.25% 1/1/35 (FGIC)	1,500,000	1,500,630
King County, Washington Sewer Revenue Refunding
Series B 5.00% 1/1/14 (MBIA)	3,500,000	3,750,075
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,331,036
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Series A 5.125% 6/15/34	2,775,000	2,737,316
		18,768,746
Total Municipal Bonds (cost $376,359,158)		367,784,541

•Variable Rate Demand Notes – 0.83%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue (United Jewish Federation Project)
Series A 3.07% 10/1/26	100,000	100,000
California State Kindergarten (University Public Project)
Series A-8 3.00% 5/1/34	600,000	600,000

	Principal amount	Value
•Variable Rate Demand Notes (continued)
Pennsylvania State Turnpike Commission
Registration Fee Revenue
Series C 3.05% 7/15/41 (FSA)	$1,700,000	$1,700,000
St. Paul, Minnesota Housing & Redevelopment Authority
Revenue (Pur-Cretin-Derham Hall Project)
3.18% 2/1/26	300,000	300,000
University of Minnesota
Series C 3.23% 12/1/36	450,000	450,000
Total Variable Rate Demand Notes (cost $3,150,000)		3,150,000

Total Value of Securities – 97.51% (cost $379,509,158)		370,934,541
Receivables and Other Assets
Net of Liabilities – 2.49%		9,486,342
Net Assets Applicable to 34,589,749
Shares Outstanding – 100.00%		$380,420,883

Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class A ($353,500,669 / 32,140,862 Shares)		$11.00
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class B ($1,590,992 / 144,762 Shares)		$10.99
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class C ($25,329,222 / 2,304,125 Shares)		$10.99

Components of Net Assets at February 29, 2008:
Shares of beneficial interest (unlimited authorization - no par)		$392,345,338
Accumulated net realized loss on investments		(3,349,838)
Net unrealized depreciation of investments		(8,574,617)
Total net assets		$380,420,883

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 29, 2008.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
CDFI — Community Development Financial Institutions
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
PSF — Insured by the Permanent School Fund
RADIAN — Insured by Radian Asset Assurance
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$11.00
Sales charge (2.75% of offering price) (B)	0.31
Offering price	$11.31

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware National High-Yield Municipal Bond Fund	February 29, 2008 (Unaudited)

	Principal amount	Value
Municipal Bonds – 95.59%
Corporate Revenue Bonds – 17.09%
•Brazos, Texas River Authority Pollution Control Revenue
(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	$1,000,000	$851,690
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Series A-2 6.50% 6/1/47	1,000,000	988,670
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	750,000	715,080
De Soto Parish, Louisiana Environmental Improvement
Revenue (International Paper Co. Project)
Series A 6.35% 2/1/25 (AMT)	1,650,000	1,648,367
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Refunding Asset-Backed Senior
Series A-1 5.00% 6/1/33	1,000,000	827,880
Gulf Coast, Texas Waste Disposal Authority Revenue
(Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	1,004,700
Mississippi Business Finance Corporation Pollution
Control Revenue (System Energy Resource, Inc. Project)
5.90% 5/1/22	900,000	902,565
New York City, New York Industrial Development Agency
Special Facilities Revenue (JetBlue Airways Corp. Project)
5.125% 5/15/30 (AMT)	1,000,000	744,500
Petersburg, Indiana Pollution Control Revenue (Indianapolis
Power & Light Co. Project) 6.375% 11/1/29 (AMT)	1,000,000	1,007,270
Phenix City, Alabama Industrial Development Board
Environmental Improvement Revenue (Mead Westvaco
Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	493,880
Sugar Creek, Missouri Industrial Development
Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	436,020
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	876,450
Tobacco Settlement Financing Corporation, New Jersey
Refunding Senior Series 1A 5.00% 6/1/41	1,000,000	800,040
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Toledo Express Airport Project)
Series C 6.375% 11/15/32 (AMT)	1,000,000	973,820
		12,270,932

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds – 15.44%
California Statewide Communities Development Authority
Revenue (California Baptist University Project)
Series A 5.50% 11/1/38	$1,000,000	$853,090
California Statewide Communities Development
Authority Student Housing Revenue
(East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	1,000,000	841,700
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Subordinate Series B 6.00% 10/1/35	1,000,000	861,710
Maine Finance Authority Education Revenue
(Waynflete School Project) 6.40% 8/1/19	1,000,000	1,021,970
Maryland State Health & Higher Educational Facilities
Authority Revenue (Washington Christian Academy
Project) 5.50% 7/1/38	1,170,000	922,966
Massachusetts State Health & Educational Facilities
Authority Revenue (Nichols College Project)
Series C 6.125% 10/1/29	1,000,000	988,140
New Jersey State Educational Facilities Authority Revenue
(Fairleigh Dickinson Project) Series C 5.50% 7/1/23	750,000	705,870
New Mexico Educational Assistance Foundation
Student Loan Revenue 1st Subordinate
Series A-2 6.65% 11/1/25 (AMT)	985,000	1,009,527
Pennsylvania State Higher Educational Facilities
Authority Revenue (Edinboro University
Foundation Student Housing) 6.00% 7/1/42	1,000,000	908,140
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue (First Philadelphia
Charter Project) Series A 5.75% 8/15/32	745,000	660,003
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,000,000	807,350
Scranton-Lackawanna, Pennsylvania Health &
Welfare Authority First Mortgage Revenue
(Lackawanna Junior College Project) 5.75% 11/1/20	1,510,000	1,506,496
		11,086,962
Health Care Revenue Bonds – 23.96%
Apple Valley, Minnesota Economic Development Authority
Health Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	1,000,000	916,170

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Cleveland-Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	$1,000,000	$916,080
Colorado Health Facilities Authority Revenue
(Christian Living Community Project)
Series A 5.75% 1/1/37	500,000	429,775
East Rochester, New York Housing Authority Revenue
Refunding (Senior Living - Woodland Village Project)
5.50% 8/1/33	500,000	425,305
Gainesville & Hall County, Georgia Development
Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,057,960
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	987,560
(Midwest Physician Group Limited Project) 5.50% 11/15/19	35,000	31,428
Knox County, Tennessee Health Educational
& Housing Facilities Board Hospital Revenue
(East Tennessee Hospital Project) Series B 5.75% 7/1/33	1,300,000	1,256,176
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	679,920
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	1,000,000	873,020
Maryland State Health & Higher Educational Facilities
Authority Revenue (Washington County Hospital Project)
5.75% 7/1/38	1,000,000	900,420
Massachusetts State Health & Educational Facilities
Authority Revenue (Jordan Hospital Project) Series E
6.75% 10/1/33	1,000,000	1,014,980
North Carolina Medical Care Commission Health
Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	910,760
(Pennybryn at Mayfield Project) Series A 6.125% 10/1/35	730,000	654,810
North Oaks, Minnesota Senior Housing Revenue
(Presbyterian Homes) 6.25% 10/1/47	1,000,000	947,610
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Revenue (The Philadelphia Protestant
Home Project) Series A 6.50% 7/1/27	1,100,000	1,069,838

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Richland County, Ohio Hospital Facilities Revenue
(Medcentral Health System Project)
Series B 6.375% 11/15/30	$500,000	$510,620
Shelby County, Tennessee Health Educational
& Housing Facilities Board Revenue
(Trezevant Manor Project) Series A 5.75% 9/1/37	700,000	636,552
St. Joseph County, Indiana Industrial Economic Development
Revenue (Madison Center Project) 5.50% 2/15/21	1,150,000	1,134,268
Winchester, Virginia Industrial Development
Authority Residential Care Facility Revenue
(Westminster - Canterbury Project)
Series A 5.30% 1/1/35	1,000,000	849,910
Yavapai County, Arizona Industrial Development Authority
Hospital Revenue (Yavapai Medical Center Project)
Series A 6.00% 8/1/33	1,000,000	996,070
		17,199,232
Lease Revenue Bonds – 3.51%
Dauphin County, Pennsylvania General Authority Revenue
(Riverfront Office & Parking Project) 5.75% 1/1/10	1,875,000	1,837,519
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Branson Landing Project)
Series A 5.50% 12/1/24	720,000	682,574
		2,520,093
Local General Obligation Bonds – 9.02%
Chicago, Illinois Tax Increment Allocation
(Chatham Ridge Redevelopment Project) 5.95% 12/15/12	750,000	748,223
Chicago, Illinois Tax Increment Subordinate (Central Loop
Redevelopment Project) Series A 6.50% 12/1/08	1,000,000	1,023,200
Farms New Kent, Virginia Community Development
Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	792,960
Henderson, Nevada Local Improvement
Districts #T-18 5.30% 9/1/35	1,000,000	725,110
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,047,768

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
St. Joseph, Missouri Industrial Development
Authority Tax Increment Revenue
(Shoppes at North Village Project) Series A
5.375% 11/1/24	$1,000,000	$873,050
5.50% 11/1/27	500,000	433,660
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment
Revenue 5.65% 5/1/37	1,000,000	829,210
		6,473,181
§Pre-Refunded Bonds – 17.57%
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence
Project) 6.30% 7/1/32-12	1,000,000	1,124,870
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement Fund - University
Center Project) 6.25% 5/1/30-12	1,000,000	1,120,360
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)
Series B 5.50% 5/15/32-26	1,000,000	1,063,560
Massachusetts State Development Finance Agency Revenue
(Massachusetts College of Pharmacy Project)
Series C 5.75% 7/1/33-13	1,000,000	1,120,330
Milledgeville-Baldwin County, Georgia Development
Authority Revenue (Georgia College & State University
Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,143,210
Minnesota State Higher Education Facilities
Authority Revenue (College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	539,065
Mississippi Development Bank Special Obligation
(Madison County Hospital Project) 6.40% 7/1/29-09	1,585,000	1,689,182
Montgomery County, Pennsylvania Higher Education
& Health Authority Revenue (Foulkeways at
Gwynedd Project) 6.75% 11/15/30-09	1,000,000	1,074,850
Puerto Rico Commonwealth Series B 5.00% 7/1/35-16	1,500,000	1,618,080
Rochester, Minnesota Multifamily Housing Revenue
(Wedum Shorewood Campus Project) 6.60% 6/1/36-09	985,000	1,047,508
Savannah, Georgia Economic Development Authority
Revenue (College of Art & Design Project)
6.50% 10/1/13-09	1,000,000	1,074,010
		12,615,025

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Bonds – 5.01%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.875% 9/1/39	$1,000,000	$895,290
Middlesex County, New Jersey Improvement
Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A	500,000	408,075
5.00% 1/1/32
5.125% 1/1/37	870,000	706,805
New Jersey Economic Development Authority
(Cigarette Tax) 5.75% 6/15/34	1,000,000	921,270
Prescott Valley, Arizona Improvement District Special
Assessment (Sewer Collection System Roadway Repair
Project) 7.90% 1/1/12	216,000	223,338
Southwestern Illinois Development Authority Revenue
(Local Government Program - Collinsville Limited Project)
5.35% 3/1/31	500,000	438,035
		3,592,813
Transportation Revenue Bonds – 3.99%
Branson, Missouri Regional Airport Transportation
Development District (Airport Project)
Series A 6.00% 7/1/37	500,000	431,120
New York City, New York Industrial Development Agency
Special Airport Facilities (Airis JFK I LLC Project)
Series A 5.50% 7/1/28 (AMT)	905,000	791,604
Oklahoma City, Oklahoma Industrial & Cultural Facilities
Subordinated (Air Cargo Obligated Group Project)
6.75% 1/1/23 (AMT)	1,160,000	1,137,008
Onondaga County, New York Industrial Development
Authority Revenue Subordinated (Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	506,010
		2,865,742
Total Municipal Bonds (cost $71,943,887)		68,623,980

•Variable Rate Demand Notes – 2.86%
Lucas County, Ohio Hospital Revenue
(Promedia Healthcare)
Series A-1 8.00% 11/15/40 (AMBAC)	225,000	225,000
Series A-2 8.00% 11/15/34 (AMBAC)	525,000	525,000

Principal amount		Value
•Variable Rate Demand Notes (continued)
New Jersey Health Care Facilities Financing
Authority Revenue Compensation Program
Series A-1 3.01% 7/1/31 (AMBAC)	$1,300,000	$1,300,000
Total Variable Rate Demand Notes (cost $2,050,000)		2,050,000

Total Value of Securities – 98.45% (cost $73,993,887)		70,673,980
Receivables and Other Assets
Net of Liabilities – 1.55%		1,112,496
Net Assets Applicable to 7,596,056
Shares Outstanding – 100.00%		$71,786,476

Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class A ($62,303,201 / 6,595,514 Shares)		$9.45
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class B ($3,981,749 / 420,596 Shares)		$9.47
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class C ($5,501,526 / 579,946 Shares)		$9.49

Components of Net Assets at February 29, 2008:
Shares of beneficial interest (unlimited authorization – no par)		$80,800,170
Distributions in excess of net investment income		(4,104)
Accumulated net realized loss on investments		(5,689,683)
Net unrealized depreciation of investments		(3,319,907)
Total net assets		$71,786,476

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 29, 2008.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
CDFI — Community Development Financial Institutions

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

Net Asset Value and Offering Price Per Share –
Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)	$9.45
Sales charge (4.50% of offering price) (B)	0.45
Offering price	$9.90

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

48

Statements of operations

Six Months Ended February 29, 2008 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$18,139,763	$7,773,685	$2,146,578

Expenses:
Management fees	1,967,983	918,683	204,694
Distribution expenses – Class A	847,692	507,711	80,296
Distribution expenses – Class B	76,719	8,343	24,922
Distribution expenses – Class C	83,662	132,843	26,383
Dividend disbursing and transfer
agent fees and expenses	221,450	186,372	26,513
Accounting and administration
expenses	147,439	73,478	14,883
Legal fees	52,841	27,519	10,685
Registration fees	50,148	27,026	16,553
Reports and statements to
shareholders	45,021	15,688	5,324
Audit and tax	26,248	12,179	6,283
Trustees’ fees	17,863	8,956	1,804
Insurance fees	8,301	5,342	945
Consulting fees	7,828	3,508	731
Pricing fees	7,672	5,007	2,256
Custodian fees	5,895	1,998	362
Trustees’ expenses	3,289	1,544	329
Due and services	1,570	528	153
Taxes (other than taxes on income)	526	—	62
	3,572,147	1,936,725	423,178
Less expenses absorbed or waived	(315,318)	(181,473)	(48,491)
Less waived distribution expenses –
Class A	—	(253,856)	—
Less expense paid indirectly	(654)	(309)	(70)
Total operating expenses	3,256,175	1,501,087	374,617
Net Investment Income	14,883,588	6,272,598	1,771,961

49

Statements of operations

Six Months Ended February 29, 2008 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss)
on investments	$(2,300,915)	$(893,086)	$489,448
Net change in unrealized
appreciation/depreciation
of investments	(24,222,782)	(7,038,845)	(4,887,685)
Net Realized and Unrealized Loss
on Investments	(26,523,697)	(7,931,931)	(4,398,237)

Net Decrease in Net Assets
Resulting from Operations	$(11,640,109)	$(1,659,333)	$(2,626,276)

See accompanying notes

50

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,883,588	$27,505,738
Net realized loss on investments	(2,300,915)	(39,979)
Net change in unrealized
appreciation/depreciation of investments	(24,222,782)	(21,159,119)
Net increase (decrease) in net assets resulting
from operations	(11,640,109)	6,306,640

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(14,353,650)	(26,524,390)
Class B	(253,665)	(619,939)
Class C	(276,273)	(488,756)
	(14,883,588)	(27,633,085)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,362,344	129,162,376
Class B	123,143	308,131
Class C	3,103,502	2,181,275

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,753,170	12,569,102
Class B	135,715	365,941
Class C	206,657	349,774

Net assets from fund merger[1]:
Class A	—	81,923,316
Class B	—	2,926,236
Class C	—	3,460,376
	24,684,531	233,246,527

52

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(91,565,653)	$(124,502,775)
Class B	(3,661,676)	(8,015,676)
Class C	(3,103,764)	(3,772,191)
	(98,331,093)	(136,290,642)
Increase (decrease) in net assets derived
from capital share transactions	(73,646,562)	96,955,885
Net Increase (Decrease) in Net Assets	(100,170,259)	75,629,440

Net Assets:
Beginning of period	769,741,304	694,111,864
End of period	$669,571,045	$769,741,304
Undistributed (distribution in excess of)
net investment income	$1,790	$1,790

1See Note 7 in "Notes to financial statements."

See accompanying notes

53

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,272,598	$10,100,454
Net realized loss on investments	(893,086)	(1,830,442)
Net change in unrealized
appreciation/depreciation of investments	(7,038,845)	(6,265,949)
Net increase (decrease) in net assets resulting
from operations	(1,659,333)	2,004,063

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,899,750)	(9,238,273)
Class B	(22,038)	(63,002)
Class C	(350,810)	(799,179)
	(6,272,598)	(10,100,454)

Capital Share Transactions:
Proceeds from shares sold:
Class A	108,508,016	178,321,801
Class B	93,327	281,065
Class C	3,010,498	7,249,731

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	4,446,158	6,634,413
Class B	17,212	48,873
Class C	217,185	478,816
	116,292,396	193,014,699

54

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(58,231,151)	$(75,895,816)
Class B	(276,230)	(910,041)
Class C	(5,670,115)	(6,816,607)
	(64,177,496)	(83,622,464)
Increase in net assets derived
from capital share transactions	52,114,900	109,392,235
Net Increase in Net Assets	44,182,969	101,295,844

Net Assets:
Beginning of period	336,237,914	234,942,070
End of period (there was no undistributed
net investment income at either period end)	$380,420,883	$336,237,914

See accompanying notes

55

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,771,961	$3,672,422
Net realized gain on investments	489,448	558,847
Net change in unrealized
appreciation/depreciation of investments	(4,887,685)	(2,772,801)
Net increase (decrease) in net assets resulting
from operations	(2,626,276)	1,458,468

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,561,863)	(3,179,975)
Class B	(102,036)	(297,700)
Class C	(108,064)	(194,745)
	(1,771,963)	(3,672,420)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,232,644	11,615,685
Class B	33,696	543,649
Class C	1,322,206	527,708

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	910,525	1,884,760
Class B	35,032	117,105
Class C	77,307	139,342
	11,611,410	14,828,249

56

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(9,174,474)	$(15,104,909)
Class B	(1,806,091)	(4,046,166)
Class C	(409,201)	(1,014,423)
	(11,389,766)	(20,165,498)
Increase (decrease) in net assets derived
from capital share transactions	221,644	(5,337,249)
Net Decrease in Net Assets	(4,176,595)	(7,551,201)

Net Assets:
Beginning of period	75,963,071	83,514,272
End of period	$71,786,476	$75,963,071
Distribution in excess of
net investment income	$(4,104)	$(4,102)

See accompanying notes

57

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

58

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.230	$11.570	$11.760	$11.460	$11.170	$11.280

0.229	0.466	0.458	0.512	0.538	0.537
(0.430)	(0.337)	(0.186)	0.300	0.290	(0.110)
(0.201)	0.129	0.272	0.812	0.828	0.427

(0.229)	(0.469)	(0.462)	(0.512)	(0.538)	(0.537)
(0.229)	(0.469)	(0.462)	(0.512)	(0.538)	(0.537)

$10.800	$11.230	$11.570	$11.760	$11.460	$11.170

(1.86% )	1.08%	2.42%	7.23%	7.54%	3.84%

$639,780	$735,584	$656,813	$453,982	$456,192	$460,917
0.85%	0.87%	0.86%	0.86%	0.87%	0.87%

0.94%	0.95%	1.00%	0.98%	0.93%	0.97%
4.08%	4.03%	3.97%	4.43%	4.72%	4.74%

3.99%	3.95%	3.83%	4.31%	4.66%	4.64%
25%	36%	41%	47%	32%	96%

59

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

60

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.230	$11.570	$11.760	$11.460	$11.170	$11.280

0.186	0.378	0.370	0.423	0.449	0.449
(0.440)	(0.337)	(0.186)	0.300	0.290	(0.110)
(0.254)	0.041	0.184	0.723	0.739	0.339

(0.186)	(0.381)	(0.374)	(0.423)	(0.449)	(0.449)
(0.186)	(0.381)	(0.374)	(0.423)	(0.449)	(0.449)

$10.790	$11.230	$11.570	$11.760	$11.460	$11.170

(2.32% )	0.32%	1.63%	6.42%	6.71%	3.03%

$13,375	$17,286	$22,189	$16,507	$22,396	$31,052
1.61%	1.63%	1.63%	1.63%	1.65%	1.65%

1.70%	1.71%	1.73%	1.71%	1.71%	1.75%
3.32%	3.27%	3.20%	3.66%	3.94%	3.96%

3.23%	3.19%	3.10%	3.58%	3.88%	3.86%
25%	36%	41%	47%	32%	96%

61

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

62

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.230	$11.570	$11.760	$11.460	$11.170	$11.280

0.186	0.378	0.370	0.423	0.449	0.449
(0.430)	(0.337)	(0.186)	0.300	0.290	(0.110)
(0.244)	0.041	0.184	0.723	0.739	0.339

(0.186)	(0.381)	(0.374)	(0.423)	(0.449)	(0.449)
(0.186)	(0.381)	(0.374)	(0.423)	(0.449)	(0.449)

$10.800	$11.230	$11.570	$11.760	$11.460	$11.170

(2.32% )	0.41%	1.63%	6.42%	6.71%	3.03%

$16,416	$16,871	$15,110	$5,963	$5,784	$5,508
1.61%	1.63%	1.63%	1.63%	1.65%	1.65%

1.70%	1.71%	1.73%	1.71%	1.71%	1.75%
3.32%	3.27%	3.20%	3.66%	3.94%	3.96%

3.23%	3.19%	3.10%	3.58%	3.88%	3.86%
25%	36%	41%	47%	32%	96%

63

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor. Performance would have been lower had the waiver not been in effect.
3 Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.82%.

See accompanying notes

64

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.210	$11.470	$11.610	$11.390	$11.010	$11.020

0.197	0.414	0.408	0.410	0.419	0.435
(0.210)	(0.260)	(0.140)	0.220	0.380	(0.010)
(0.013)	0.154	0.268	0.630	0.799	0.425

(0.197)	(0.414)	(0.408)	(0.410)	(0.419)	(0.435)
(0.197)	(0.414)	(0.408)	(0.410)	(0.419)	(0.435)

$11.000	$11.210	$11.470	$11.610	$11.390	$11.010

(0.16% )	1.34%	2.38%	5.63%	7.36%	3.89%

$353,501	$306,215	$204,525	$120,273	$77,448	$51,479
0.75%	0.76%	0.75%	0.79%	0.80% [3]	0.80%

1.00%	1.03%	1.07%	1.11%	1.09%	1.15%
3.49%	3.60%	3.56%	3.55%	3.70%	3.85%

3.24%	3.33%	3.24%	3.23%	3.41%	3.50%
23%	40%	37%	18%	27%	130%

65

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
3 Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.67%.

See accompanying notes

66

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.200	$11.460	$11.610	$11.380	$11.010	$11.020

0.149	0.317	0.311	0.313	0.323	0.340
(0.210)	(0.260)	(0.150)	0.230	0.370	(0.010)
(0.061)	0.057	0.161	0.543	0.693	0.330

(0.149)	(0.317)	(0.311)	(0.313)	(0.323)	(0.340)
(0.149)	(0.317)	(0.311)	(0.313)	(0.323)	(0.340)

$10.990	$11.200	$11.460	$11.610	$11.380	$11.010

(0.57% )	0.48%	1.43%	4.83%	6.36%	3.02%

$1,591	$1,786	$2,413	$3,203	$3,743	$4,538
1.60%	1.61%	1.60%	1.64%	1.65% [3]	1.65%

1.70%	1.73%	1.77%	1.81%	1.79%	1.87%
2.64%	2.75%	2.71%	2.70%	2.85%	3.00%

2.54%	2.63%	2.54%	2.53%	2.71%	2.78%
23%	40%	37%	18%	27%	130%

67

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
3 Ratio for the year ended August 31, 2004, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.67%.

See accompanying notes

68

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.200	$11.470	$11.610	$11.390	$11.010	$11.020

0.149	0.317	0.311	0.313	0.323	0.340
(0.210)	(0.270)	(0.140)	0.220	0.380	(0.010)
(0.061)	0.047	0.171	0.533	0.703	0.330

(0.149)	(0.317)	(0.311)	(0.313)	(0.323)	(0.340)
(0.149)	(0.317)	(0.311)	(0.313)	(0.323)	(0.340)

$10.990	$11.200	$11.470	$11.610	$11.390	$11.010

(0.58% )	0.39%	1.52%	4.74%	6.45%	3.02%

$25,329	$28,237	$28,004	$25,125	$19,201	$10,542
1.60%	1.61%	1.60%	1.64%	1.65% [3]	1.65%

1.70%	1.73%	1.77%	1.81%	1.79%	1.87%
2.64%	2.75%	2.71%	2.70%	2.85%	3.00%

2.54%	2.63%	2.54%	2.53%	2.71%	2.78%
23%	40%	37%	18%	27%	130%

69

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

70

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.030	$10.320	$10.380	$10.010	$9.730	$9.950

0.242	0.482	0.477	0.503	0.496	0.522
(0.580)	(0.290)	(0.060)	0.371	0.280	(0.219)
(0.338)	0.192	0.417	0.874	0.776	0.303

(0.242)	(0.482)	(0.477)	(0.504)	(0.496)	(0.523)
(0.242)	(0.482)	(0.477)	(0.504)	(0.496)	(0.523)

$9.450	$10.030	$10.320	$10.380	$10.010	$9.730

(3.46% )	1.82%	4.15%	8.93%	8.13%	3.13%

$62,303	$65,143	$68,663	$66,451	$56,698	$59,829
0.90%	0.91%	0.90%	0.93%	1.00%	0.99%

1.03%	1.03%	1.02%	1.01%	1.02%	1.05%
4.87%	4.66%	4.66%	4.92%	5.00%	5.30%

4.74%	4.54%	4.54%	4.84%	4.98%	5.24%
18%	37%	73%	36%	46%	64%

71

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

72

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.050	$10.350	$10.400	$10.030	$9.760	$9.980

0.205	0.404	0.400	0.426	0.421	0.448
(0.580)	(0.300)	(0.050)	0.371	0.270	(0.219)
(0.375)	0.104	0.350	0.797	0.691	0.229

(0.205)	(0.404)	(0.400)	(0.427)	(0.421)	(0.449)
(0.205)	(0.404)	(0.400)	(0.427)	(0.421)	(0.449)

$9.470	$10.050	$10.350	$10.400	$10.030	$9.760

(3.82% )	0.96%	3.47%	8.10%	7.20%	2.36%

$3,982	$5,972	$9,519	$13,046	$14,534	$16,499
1.65%	1.66%	1.65%	1.68%	1.75%	1.74%

1.78%	1.78%	1.77%	1.76%	1.77%	1.80%
4.12%	3.91%	3.91%	4.17%	4.25%	4.55%

3.99%	3.79%	3.79%	4.09%	4.23%	4.49%
18%	37%	73%	36%	46%	64%

73

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

74

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.070	$10.360	$10.420	$10.040	$ 9.770	$ 9.990

0.205	0.404	0.400	0.426	0.421	0.448
(0.580)	(0.290)	(0.060)	0.381	0.270	(0.219)
(0.375)	0.114	0.340	0.807	0.691	0.229

(0.205)	(0.404)	(0.400)	(0.427)	(0.421)	(0.449)
(0.205)	(0.404)	(0.400)	(0.427)	(0.421)	(0.449)

$ 9.490	$10.070	$10.360	$10.420	$10.040	$ 9.770

(3.81% )	1.06%	3.36%	8.19%	7.19%	2.35%

$5,501	$4,848	$5,332	$5,234	$4,798	$5,318
1.65%	1.66%	1.65%	1.68%	1.75%	1.74%

1.78%	1.78%	1.77%	1.76%	1.77%	1.80%
4.12%	3.91%	3.91%	4.17%	4.25%	4.55%

3.99%	3.79%	3.79%	4.09%	4.23%	4.49%
18%	37%	73%	36%	46%	64%

75

Notes to financial statements
Delaware National Tax-Free Funds	February 29, 2008 (Unaudited)

Delaware Group Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a “Trust” and collectively as the “Trusts”. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a “Fund” or, collectively, as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund; and of 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2% to zero depending upon the period of time the shares were held. Class B shares of the Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares of each Fund are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

76

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective February 29, 2008, the Funds adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of that Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

77

Notes to financial statements
Delaware National Tax-Free Funds

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage fees, 12b-1 plan expenses, inverse floater expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, do not exceed specified percentages of average daily net assets as shown on the next page. For purposes of these waivers and reimbursements, non-routine expenses may also involve such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees and DMC.

78

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Operating expense limitation as a
percentage of average
daily net assets (per annum)	0.61%	0.60%	0.65%
Expiration date	12/31/07	12/31/07	12/31/07

Effective January 1, 2008,
operating expense limitation
as a percentage of average
daily net assets (per annum)	0.60%	0.60%	0.65%
Expiration date	12/31/08	12/31/08	12/31/08

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Funds and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended February 29, 2008, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$40,590	$18,958	$4,046

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C shares for all Funds. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for Delaware Tax-Free USA Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the

79

Notes to financial statements
Delaware National Tax-Free Funds

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid to Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. DDLP has contracted to waive distribution and service fees through December 31, 2008 in order to prevent distribution and service fees of Class A from exceeding 0.15% of the average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

At February 29, 2008, the Funds had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Investment management fees payable to DMC	$240,580	$118,543	$23,945
Dividend disbursing, transfer agent fees and expenses payable to DSC	38,538	34,503	4,634
Distribution fees payable to DDLP	153,602	64,955	20,236
Other expenses payable to DMC and affiliates*	54,181	122,428	7,771

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates' employees. For the six months ended February 29, 2008, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates' employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$26,014	$13,191	$2,645

80

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended February 29, 2008, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$12,165	$3,851	$5,785

For the six months ended February 29, 2008, DDLP received gross CDSC commissions on redemption of each Fund's Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$9,261	$21	$5,696
Class B	4,607	150	—
Class C	1,843	1,221	78

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer, per meeting fees and retirement benefits. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 29, 2008, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$89,345,937	$103,515,576	$6,364,938
Sales	161,458,370	40,581,532	6,934,040

At February 29, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 29, 2008, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$667,410,931	$379,509,158	$74,033,787
Aggregate unrealized appreciation	$19,468,084	$3,302,177	$1,350,708
Aggregate unrealized depreciation.	(28,936,130)	(11,876,794)	(4,710,515)
Net unrealized depreciation	$(9,468,046)	$(8,574,617)	$(3,359,807)

81

Notes to financial statements
Delaware National Tax-Free Funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 29, 2008 and the year ended August 31, 2007 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Six months ended 2/29/08*
Tax-exempt income	$14,878,647	$6,213,586	$1,771,963
Ordinary income	4,941	59,012	—
Total	$14,883,588	$6,272,598	$1,771,963

Year ended 8/31/07
Tax-exempt income	$27,624,675	$9,979,962	$3,672,422
Ordinary income	8,410	120,492	—
Total	$27,633,085	$10,100,454	$3,672,422

*Tax information for the period ended February 29, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

As of February 29, 2008, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$687,097,905	$392,345,338	$80,800,170
Undistributed (distributions
in excess of) tax-exempt
income	1,790	—	(4,104)
Capital loss carryforwards
as of 8/31/07	(4,894,533)	(374,647)	(6,139,231)
Post-October losses	(2,484,781)	(847,808)	—
Realized gains (losses)
9/1/07 – 2/29/08	(681,290)	(2,127,383)	489,448
Unrealized depreciation
of investments	(9,468,046)	(8,574,617)	(3,359,807)
Net assets	$669,571,045	$380,420,883	$71,786,476

82

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2007 through February 29, 2008 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2008 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Fund	USA Intermediate Fund	Municipal Bond Fund
2008	$4,822,387	$—	$708,680
2009	72,146	—	3,025,716
2010	—	—	70,671
2011	—	249,429	997,721
2012	—	5,791	980,742
2014	—	119,427	—
2015	—	—	355,701
Total	$4,894,533	$374,647	$6,139,231

For the six months ended February 29, 2008, the Funds had capital gains (losses) which may reduce (increase) the capital loss carryforwards as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$(681,290)	$(2,127,383)	$489,448

83

Notes to financial statements
Delaware National Tax-Free Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	2/29/08	8/31/07	2/29/08	8/31/07	2/29/08	8/31/07
Shares sold:
Class A	1,273,854	11,325,904	9,565,024	15,563,672	927,444	1,120,423
Class B	11,167	26,454	8,204	24,525	3,394	52,256
Class C	274,279	188,431	265,144	633,232	131,991	50,895
Shares issued upon reinvestment of dividends and distributions:
Class A	597,299	1,089,918	392,007	581,213	91,251	182,301
Class B	12,006	31,697	1,519	4,273	3,500	11,291
Class C	18,269	30,353	19,158	41,910	7,722	13,424
Shares issued from fund merger*:
Class A	—	7,205,217	—	—	—	—
Class B	—	257,365	—	—	—	—
Class C	—	304,075	—	—	—	—
	2,186,874	20,459,414	10,251,056	16,848,825	1,165,302	1,430,590
Shares repurchased:
Class A	(8,114,329)	(10,887,838)	(5,135,003)	(6,656,420)	(918,001)	(1,459,034)
Class B	(323,419)	(694,147)	(24,375)	(79,838)	(180,393)	(389,448)
Class C	(274,548)	(326,572)	(500,434)	(596,931)	(41,146)	(97,429)
	(8,712,296)	(11,908,557)	(5,659,812)	(7,333,189)	(1,139,540)	(1,945,911)
Net increase (decrease)	(6,525,422)	8,550,857	4,591,244	9,515,636	25,762	(515,321)

*See note 7.

For the six months ended February 29, 2008 and the year ended August 31, 2007, the following shares and values were converted from Class B shares to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six month Ended			Year Ended
	2/29/08			8/31/07
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free USA Fund	149,171	149,117	$1,687,319	313,870	313,802	$3,623,804
Delaware Tax-Free USA
Intermediate Fund	9,370	9,362	105,857	31,830	31,812	364,785
Delaware National High-Yield
Municipal Bond Fund	73,174	73,358	734,802	161,352	161,820	1,677,884

84

7. Fund Merger

Effective July 13, 2007, Delaware Tax-Free USA Fund (Acquiring Fund) acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Florida Insured Fund (Acquired Fund), an open-end investment company, in exchange for shares of the Acquiring Fund pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as non-taxable events and, accordingly, Delaware Tax-Free USA Fund’s basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized gain (loss) of Delaware Tax-Free Florida Insured Fund as of the close of business on July 13, 2007, were as follows:

		Net Unrealized	Accumulated Net
	Net Assets	Appreciation	Realized Gain/Loss
Delaware Tax-Free Florida Insured Fund	$88,309,928	$2,426,693	$—

The net assets of Delaware Tax-Free USA Fund prior to the Reorganization were $707,230,768. The combined net assets of Delaware Tax-Free USA Fund after merger were $795,540,696.

8. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2008, or at any time during the period then ended.

9. Credit and Market Risk

The Funds concentrates their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified on the statements of net assets.

Delaware National High-Yield Municipal Bond Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

85

Notes to financial statements
Delaware National Tax-Free Funds

9. Credit and Market Risk (continued)

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of net total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. As of February 29, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under each Fund’s Liquidity Procedures.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

86

About the organization

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments® Fund profiles for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

88

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

89

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SA-011 [2/08] DG3 4/08 MF-08-03-025 PO 12797 (2926)

Semiannual report

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

February 29, 2008

Fixed income mutual funds

Disclosure of Fund expenses	1

Sector allocations and credit quality breakdowns	5

Statements of net assets	10

Statements of operations	45

Statements of changes in net assets	48

Financial highlights	58

Notes to financial statements	88

About the organization	100

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.
Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.
© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period September 1, 2007 to February 29, 2008

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 to February 29, 2008.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

“Expenses Paid During Period” are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by the 182/366 (to reflect the one-half year period).

1

Disclosure of Fund expenses

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08
Actual Fund return
Class A	$1,000.00	$979.20	0.75%	$3.69
Class B	1,000.00	976.40	1.50%	7.37
Class C	1,000.00	976.50	1.50%	7.37
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.13	0.75%	$3.77
Class B	1,000.00	1,017.40	1.50%	7.52
Class C	1,000.00	1,017.40	1.50%	7.52

Delaware Tax-Free California Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08
Actual Fund return
Class A	$1,000.00	$968.10	0.88%	$4.31
Class B	1,000.00	963.70	1.63%	7.96
Class C	1,000.00	964.50	1.63%	7.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.49	0.88%	$4.42
Class B	1,000.00	1,016.76	1.63%	8.17
Class C	1,000.00	1,016.76	1.63%	8.17

2

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08
Actual Fund return
Class A	$1,000.00	$990.60	0.93%	$4.60
Class B	1,000.00	987.00	1.68%	8.30
Class C	1,000.00	986.90	1.68%	8.30
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.24	0.93%	$4.67
Class B	1,000.00	1,016.51	1.68%	8.42
Class C	1,000.00	1,016.51	1.68%	8.42

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08
Actual Fund return
Class A	$1,000.00	$990.40	0.85%	$4.21
Class B	1,000.00	986.70	1.60%	7.90
Class C	1,000.00	987.60	1.60%	7.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class B	1,000.00	1,016.91	1.60%	8.02
Class C	1,000.00	1,016.91	1.60%	8.02

3

Disclosure of Fund expenses

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08
Actual Fund return
Class A	$1,000.00	$997.20	0.85%	$4.22
Class B	1,000.00	992.50	1.60%	7.93
Class C	1,000.00	992.50	1.60%	7.93
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class B	1,000.00	1,016.91	1.60%	8.02
Class C	1,000.00	1,016.91	1.60%	8.02

4

Sector allocations and credit quality breakdowns
As of February 29, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Arizona Fund

Sector	Percentage of net assets
Municipal Bonds	97.13%
Corporate Revenue Bonds	2.03%
Education Revenue Bonds	5.82%
Electric Revenue Bonds	2.59%
Escrowed to Maturity Bonds	0.26%
Health Care Revenue Bonds	4.83%
Housing Revenue Bonds	1.87%
Lease Revenue Bonds	12.61%
Local General Obligation Bonds	7.43%
Pre-Refunded Bonds	32.06%
Special Tax Revenue Bonds	6.16%
State General Obligation Bonds	5.58%
Transportation Revenue Bonds	7.31%
Water & Sewer Revenue Bonds	8.58%
Short-Term Investment	1.61%
Total Value of Securities	98.74%
Receivables and Other Assets Net of Liabilities	1.26%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	67.85%
AA	15.87%
A	4.55%
BBB	11.73%
Total	100.00%

5

Sector allocations and credit quality breakdowns
As of February 29, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free California Fund

Sector	Percentage of net assets
Municipal Bonds	96.54%
Education Revenue Bonds	11.23%
Electric Revenue Bond	0.91%
Health Care Revenue Bonds	6.46%
Housing Revenue Bonds	6.34%
Lease Revenue Bonds	7.23%
Local General Obligation Bonds	14.63%
Pre-Refunded Bonds	25.12%
Resource Recovery Revenue Bonds	4.28%
Special Tax Revenue Bonds	3.26%
State General Obligation Bonds	8.31%
Transportation Revenue Bonds	5.42%
Water & Sewer Revenue Bonds	3.35%
Short-Term Investments	0.62%
Money Market Instrument	0.51%
Variable Rate Demand Note	0.11%
Total Value of Securities	97.16%
Receivables and Other Assets Net of Liabilities	2.84%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	47.17%
AA	9.55%
A	19.37%
BBB	14.17%
Non Rated	9.74%
Total	100.00%

6

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Colorado Fund

Sector	Percentage of net assets
Municipal Bonds	96.66%
Education Revenue Bonds	13.99%
Electric Revenue Bonds	1.93%
Escrowed to Maturity Bonds	2.24%
Health Care Revenue Bonds	12.80%
Housing Revenue Bonds	1.49%
Lease Revenue Bonds	3.95%
Local General Obligation Bonds	15.98%
Pre-Refunded Bonds	32.95%
Special Tax Revenue Bonds	2.96%
State General Obligation Bonds	4.45%
Transportation Revenue Bonds	2.28%
Water & Sewer Revenue Bonds	1.64%
Short-Term Investment	0.29%
Total Value of Securities	96.95%
Receivables and Other Assets Net of Liabilities	3.05%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	39.80%
AA	20.61%
A	10.87%
BBB	17.43%
B	0.74%
Non Rated	10.55%
Total	100.00%

7

Sector allocations and credit quality breakdowns
As of February 29, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Idaho Fund

Sector	Percentage of net assets
Municipal Bonds	96.92%
Corporate Revenue Bonds	7.22%
Education Revenue Bonds	11.91%
Escrowed to Maturity Bonds	2.16%
Health Care Revenue Bonds	4.04%
Housing Revenue Bonds	6.80%
Lease Revenue Bonds	7.35%
Local General Obligation Bonds	28.76%
Pre-Refunded Bonds	14.39%
Special Tax Revenue Bonds	4.93%
State General Obligation Bonds	3.66%
Transportation Revenue Bonds	3.10%
Water & Sewer Revenue Bonds	2.60%
Short-Term Investment	0.25%
Total Value of Securities	97.17%
Receivables and Other Assets Net of Liabilities	2.83%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	51.40%
AA	22.18%
A	4.00%
BBB	17.84%
BB	2.85%
Non Rated	1.73%
Total	100.00%

8

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free New York Fund

Sector	Percentage of net assets
Municipal Bonds	96.70%
Corporate Revenue Bonds	6.21%
Education Revenue Bonds	13.17%
Health Care Revenue Bonds	8.67%
Housing Revenue Bonds	1.21%
Lease Revenue Bonds	7.40%
Local General Obligation Bonds	3.43%
Pre-Refunded Bonds	23.46%
Special Tax Revenue Bonds	17.18%
State General Obligation Bonds	0.48%
Transportation Revenue Bonds	12.79%
Water & Sewer Revenue Bonds	2.70%
Short-Term Investment	1.64%
Total Value of Securities	98.34%
Receivables and Other Assets Net of Liabilities	1.66%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	36.89%
AA	29.53%
A	15.31%
BBB	13.86%
BB	0.68%
Non Rated	3.73%
Total	100.00%

9

Statements of net assets
Delaware Tax-Free Arizona Fund	February 29, 2008 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.13%
Corporate Revenue Bonds – 2.03%
Maricopa County Pollution Control
(Palo Verde Project) Series A 5.05% 5/1/29 (AMBAC)	$3,000,000	$2,763,120
		2,763,120
Education Revenue Bonds – 5.82%
Arizona State Board of Regents
(University of Arizona) 5.00% 6/1/21	1,255,000	1,266,546
Arizona State University Certificates of
Participation (Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	3,000,000	2,844,750
Glendale Industrial Development Authority Revenue
(Midwestern University) 5.00% 5/15/31	1,050,000	971,198
Pima County Industrial Development
Authority Educational Revenue
(Tucson Country Day School Project) 5.00% 6/1/37	1,000,000	776,250
South Campus Group Student Housing Revenue
(University of Arizona - South Campus Project)
5.625% 9/1/35 (MBIA)	1,000,000	1,000,700
Tucson Industrial Development Authority
(University of Arizona - Marshall Foundation)
Series B 5.00% 7/15/27 (AMBAC)	1,000,000	959,200
University of Arizona Certificates of Participation
(University of Arizona Project) Series A
5.125% 6/1/21 (AMBAC)	85,000	85,899
		7,904,543
Electric Revenue Bonds – 2.59%
Energy Management Services (University of Arizona -
Main Campus) 5.25% 7/1/17 (MBIA)	1,500,000	1,582,980
Salt River Project Agricultural Improvement &
Power District Electric System Revenue Series B
5.00% 1/1/31 (MBIA)	2,000,000	1,933,780
		3,516,760
Escrowed to Maturity Bonds – 0.26%
Phoenix Street & Highway User Revenue (Senior Lien)
6.50% 7/1/09 (AMBAC)	350,000	355,086
		355,086

10

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds – 4.83%
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health)
5.00% 12/1/42	$2,500,000	$2,049,925
Maricopa County Industrial Development Authority
Health Facilities Revenue (Catholic Healthcare West)
Series A 5.50% 7/1/26	1,000,000	990,240
University Medical Center Hospital Revenue
5.00% 7/1/24	800,000	722,760
5.00% 7/1/35	1,000,000	845,140
Yavapai County Industrial Development Authority
Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	1,952,880
		6,560,945
Housing Revenue Bonds – 1.87%
Pima County Industrial Development Authority Single
Family Housing Revenue
Series A-1 6.125% 11/1/33
(GNMA) (FNMA) (FHLMC) (AMT)	20,000	20,249
Series B-1 6.10% 5/1/31 (GNMA) (AMT)	50,000	50,612
Yuma Industrial Development Authority Multifamily
Housing Revenue
Series A 6.10% 9/20/19 (GNMA) (AMT)	2,340,000	2,469,074
		2,539,935
Lease Revenue Bonds – 12.61%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates
(Administration Building Project)
5.00% 7/1/32	1,300,000	1,169,870
Marana Municipal Property Facilities Revenue
5.00% 7/1/28 (AMBAC)	575,000	555,726
Maricopa County Industrial Development Authority
Correctional Contract Revenue (Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	1,000,000	913,850
Phoenix Industrial Development Authority Lease
Revenue (Capitol Mall II, LLC Project)
5.00% 9/15/28 (AMBAC)	4,000,000	3,758,799
Pinal County Certificates of Participation
5.00% 12/1/29	1,300,000	1,218,009
5.125% 6/1/21 (AMBAC)	4,675,000	4,705,667

11

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series D 5.25% 7/1/27	$470,000	$436,536
Series D 5.25% 7/1/36	270,000	248,387
Series I 5.25% 7/1/33	495,000	459,043
Salt River Project Arizona Agricultural Improvement
& Power District Certificates of Participation
5.00% 12/1/18 (MBIA)	1,500,000	1,533,960
University of Arizona Certificates of Participation
Series B 5.00% 6/1/31 (AMBAC)	2,250,000	2,125,733
		17,125,580
Local General Obligation Bonds – 7.43%
Chandler 5.00% 7/1/17	1,935,000	2,052,687
Cochise County Unified School District #68 Sierra Vista
7.50% 7/1/10 (FGIC)	1,000,000	1,102,880
Coconino & Yavapai Counties Joint Unified School
District #9 (Sedona Oak Creek Project of 2007)
Series A 4.50% 7/1/18 (FSA)	1,520,000	1,546,357
DC Ranch Community Facilities
5.00% 7/15/27 (AMBAC)	1,000,000	968,580
Flagstaff Aspen Place Sawmill Improvement District
5.00% 1/1/32	1,350,000	1,237,383
fGila County Unified School District #10
(Payson Step Coupon Project of 2006)
Series A 1.00% 7/1/27 (AMBAC)	1,000,000	892,280
Marana Tangerine Farm Road Improvement District
Revenue 4.60% 1/1/26	1,000,000	865,640
Maricopa County Unified School District #41 (Gilbert
School Improvement Projects of 2005 & 2007)
3.25% 7/1/15	1,500,000	1,421,670
		10,087,477
§Pre-Refunded Bonds – 32.06%
Arizona State Board of Regents Certificates of
Participation (University of Arizona - Main Campus)
Series 2000 A-1 5.125% 6/1/25-11 (AMBAC)	1,250,000	1,325,038
Glendale Industrial Development Authority Revenue
(Midwestern University) Series A 5.875% 5/15/31-11	1,000,000	1,089,830

12

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Mesa Industrial Development Authority
Revenue (Discovery Health Systems) Series A
5.625% 1/1/29-10 (MBIA)	$9,000,000	$9,498,599
Mohave County Community College District Revenue
(State Board of Directors) 6.00% 3/1/20-10 (MBIA)	1,000,000	1,060,220
Phoenix Industrial Development Authority
Lease Revenue (Capitol Mall, LLC Project)
5.50% 9/15/27-10 (AMBAC)	5,000,000	5,311,249
Phoenix Industrial Development Authority Multifamily
Housing Revenue (Ventana Palms Apartments Project)
Series A
6.15% 10/1/29-09 (MBIA)	510,000	546,154
6.20% 10/1/34-09 (MBIA)	940,000	1,007,370
Phoenix Variable Purpose Series B 5.00% 7/1/27-12	2,435,000	2,399,230
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/35-15	750,000	811,373
Puerto Rico Commonwealth Public Improvement Revenue
5.125% 7/1/30-11 (FSA)	770,000	817,678
Series A 5.00% 7/1/27-12	1,000,000	1,066,280
Series A 5.125% 7/1/31-11	1,705,000	1,810,574
Puerto Rico Electric Power Authority Revenue
Series NN 5.00% 7/1/32-13 (MBIA)	1,750,000	1,878,940
Series RR 5.00% 7/1/35-15 (FGIC)	1,545,000	1,671,427
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series D 5.25% 7/1/27-12	1,280,000	1,366,989
Series I 5.25% 7/1/33-14	5,000	5,415
Scottsdale Municipal Property Corporation Excise Tax
Revenue 5.00% 7/1/21-16	1,505,000	1,623,474
Scottsdale Industrial Development Authority Hospital
Revenue (Scottsdale Healthcare) 5.70% 12/1/21-11	500,000	547,105
Southern Arizona Capital Facilities Finance Revenue
(University of Arizona Project)
5.10% 9/1/33-12 (MBIA)	3,250,000	3,486,307
Surprise Municipal Property Excise Tax Revenue
5.70% 7/1/20-09 (FGIC)	3,000,000	3,140,909

13

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
University of Arizona Certificates of Participation
(University of Arizona Parking & Student Housing)
5.75% 6/1/19-09 (AMBAC)	$1,000,000	$1,035,370
(University of Arizona Project)
Series A 5.125% 6/1/21-12 (AMBAC)	915,000	976,177
Series B 5.125% 6/1/22-12 (AMBAC)	1,000,000	1,069,310
		43,545,018
Special Tax Revenue Bonds – 6.16%
Arizona Tourism & Sports Authority Tax Revenue
(Multipurpose Stadium Facilities)
Series A 5.00% 7/1/28 (MBIA)	2,500,000	2,395,150
Arizona State Transportation Board Excise Tax Revenue
(Maricopa County Regional Area Road Foundation)
5.00% 7/1/19	1,500,000	1,551,960
Peoria Municipal Development Authority Transition
Sales Tax (Excise Tax & State Shared Revenue Senior
Lien and Sub Lien) 4.50% 1/1/16 (FGIC)	1,000,000	1,029,240
Phoenix Civic Improvement Transition Excise Tax
Revenue (Light Rail Project) 5.00% 7/1/20 (AMBAC)	2,270,000	2,298,126
ΩPhoenix Civic Improvement Distribution Revenue
(Civic Plaza) Series B 5.50% 7/1/31 (FGIC)	1,500,000	1,089,630
		8,364,106
State General Obligation Bonds – 5.58%
Puerto Rico Commonwealth Public
Improvement Refunding Series A
5.50% 7/1/17	1,765,000	1,829,423
5.50% 7/1/19	1,300,000	1,320,735
Unrefunded Balance Series A
5.125% 7/1/30 (FSA)	480,000	465,984
5.125% 7/1/31	3,370,000	3,076,776
Virgin Islands Public Finance Authority
(Gross Receipts Taxes) 5.00% 10/1/31 (ACA)	1,000,000	891,930
		7,584,848

14

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 7.31%
Arizona State Transportation Board Highway Revenue
Series A 5.00% 7/1/23	$1,000,000	$1,003,170
Arizona State Transportation Board Grant Anticipation
Notes 5.00% 7/1/14	500,000	538,745
Phoenix Civic Improvement Airport Revenue Series B
5.25% 7/1/27 (FGIC) (AMT)	1,000,000	941,460
5.25% 7/1/32 (FGIC) (AMT)	3,000,000	2,786,010
Tucson Airport Authority Revenue (Senior Lien)
Series 2001 5.35% 6/1/31 (AMBAC) (AMT)	5,000,000	4,654,000
		9,923,385
Water & Sewer Revenue Bonds – 8.58%
Glendale Water & Sewer Revenue (Senior Lien)
5.00% 7/1/28 (AMBAC)	2,000,000	1,923,320
Phoenix Civic Improvement Corporation
Wastewater Systems Revenue
5.00% 7/1/19	2,750,000	2,836,790
(Junior Lien)
5.00% 7/1/24 (FGIC)	1,000,000	988,930
5.00% 7/1/26 (FGIC)	3,750,000	3,648,788
Scottsdale Water & Sewer Revenue
4.00% 7/1/14	175,000	179,428
4.00% 7/1/15	500,000	508,580
4.00% 7/1/16	375,000	377,366
5.25% 7/1/22	1,150,000	1,197,058
		11,660,260
Total Municipal Bonds (cost $134,303,874)		131,931,063

	Number of shares
Short-Term Investment – 1.61%
Money Market Instrument – 1.61%
Federated Arizona Municipal Cash Trust	2,181,543	2,181,543
Total Short-Term Investment (cost $2,181,543)		2,181,543

15

Statements of net assets
Delaware Tax-Free Arizona Fund

Total Value of Securities – 98.74% (cost $136,485,417)	$134,112,606
Receivables and Other Assets
Net of Liabilities – 1.26%	1,718,431
Net Assets Applicable to 12,783,763
Shares Outstanding – 100.00%	$135,831,037

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($117,640,712 / 11,073,934 Shares)	$10.62
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($10,462,309 / 984,159 Shares)	$10.63
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($7,728,016 / 725,670 Shares)	$10.65

Components of Net Assets at February 29, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$140,397,883
Accumulated net realized loss on investments	(2,194,035)
Net unrealized depreciation of investments	(2,372,811)
Total net assets	$135,831,037

f	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at February 29, 2008.
§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

16

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHLMC — Insured by the Federal Home Loan Mortgage Corporation
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$10.62
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.12

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

17

Statements of net assets
Delaware Tax-Free California Fund	February 29, 2008 (unaudited)

	Principal amount	Value
Municipal Bonds – 96.54%
Education Revenue Bonds – 11.23%
California Educational Facilities Authority Revenue
(University of the Pacific) 5.25% 5/1/34	$1,000,000	$957,440
(Un-Refunded Balance) 5.75% 11/1/30 (MBIA)	310,000	313,329
(Woodbury University) 5.00% 1/1/36	1,000,000	811,860
California Municipal Finance Authority Educational Revenue
(American Heritage Foundation Project)
Series A 5.25% 6/1/36	1,000,000	820,890
(University Students Co-op Association) 5.00% 4/1/37	1,000,000	808,940
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	853,090
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	912,210
(Windrush School Project) 5.50% 7/1/37	1,000,000	839,460
California Statewide Communities Development
Authority Student Housing Revenue
(East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	1,000,000	841,700
(Irvine, LLC-UCI East) 5.00% 5/15/38	1,000,000	836,360
San Diego County Certificates of Participation
(University of San Diego) 5.375% 10/1/41	1,000,000	957,320
University of California Revenue Series L
5.00% 5/15/16	225,000	241,776
5.00% 5/15/19	850,000	887,307
		10,081,682
Electric Revenue Bonds – 0.91%
Chino Basin Regional Financing Authority Revenue
Series A 5.00% 11/1/24 (AMBAC)	845,000	819,836
		819,836
Health Care Revenue Bonds – 6.46%
Association Bay Area Governments Finance Authority
for California Nonprofit Corporations (San Diego
Hospital Association) Series A 6.125% 8/15/20	1,250,000	1,276,325
California Health Facilities Financing Authority Revenue
(Catholic Healthcare West) Series G 5.25% 7/1/23	1,000,000	977,790
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	1,000,000	939,390
California Infrastructure & Economic Development Bank
Revenue (Kaiser Hospital Associates I, LLC) Series A
5.55% 8/1/31	1,000,000	981,320

18

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
California Statewide Communities Development
Authority Revenue Series A
(Presbyterian Homes) 4.875% 11/15/36	$1,000,000	$807,340
(Valleycare Health Systems) 5.125% 7/15/31	1,000,000	820,800
		5,802,965
Housing Revenue Bonds – 6.34%
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,800,000	1,708,614
(Silver Ridge Apartments) Series H 5.80% 8/1/33
(FNMA) (AMT)	1,000,000	1,017,690
Palm Springs Mobile Home Park Revenue (Sahara
Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	935,050
Santa Clara County Multifamily Housing Authority
Revenue (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,004,180
Ventura County Area Multifamily Housing Authority
Revenue (Glen Oaks Apartments)
Series A 6.35% 7/20/34 (GNMA)	976,000	1,021,413
		5,686,947
Lease Revenue Bonds – 7.23%
California Public Works Board Lease Revenue
(Department of Corrections)
Series A 5.00% 3/1/27 (AMBAC)	1,000,000	953,970
Series C 5.25% 6/1/28	1,500,000	1,429,755
Franklin-McKinley School District Certificates of
Participation (Financing Project)
Series B 5.00% 9/1/27 (AMBAC)	1,060,000	998,287
Puerto Rico Public Buildings Authority Revenue
(Government Facilities)
Series B 5.50% 7/1/35 (AMBAC)	700,000	731,388
San Diego County Certificates of Participation
5.75% 7/1/31 (MBIA)	1,000,000	1,012,910
San Juan Basin Authority (Ground Water Recovery
Project) 5.00% 12/1/34 (AMBAC)	1,000,000	950,840
^San Mateo Union High School District Certificates of
Participation Capital Appreciation (Partnership
Phase I Projects) Series B 5.00% 12/15/43 (AMBAC)	1,000,000	411,220
		6,488,370

19

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 14.63%
^Anaheim School District Election 2002 Capital
Appreciation 4.58% 8/1/25 (MBIA)	$1,250,000	$440,425
Commerce Joint Powers Financing Authority Revenue
Un-Refunded Balance Series A (Redevelopment
Projects) 5.00% 8/1/28 (RADIAN)	940,000	866,473
Culver City Redevelopment Agency Refunding
(Tax Allocation Redevelopment Project)
Series A 5.00% 11/1/25 (AMBAC)	1,000,000	947,330
Fairfield-Suisun Unified School District Election 2002
5.50% 8/1/28 (MBIA)	500,000	501,850
Fremont Community Facilities District #1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	837,420
Grossmont Union High School District Election 2004
5.00% 8/1/23 (MBIA)	1,000,000	1,001,800
Lake Elsinore Public Financing Authority
(Tax Allocation) Series A 5.50% 9/1/30	1,000,000	956,510
Lammersville School District Community
Facilities District #2002 (Mountain House)
5.125% 9/1/35	500,000	407,255
Lawndale Elementary School District
Series B 5.00% 8/1/32 (FSA)	1,000,000	966,840
Los Angeles Unified School District Refunding
Series B 4.75% 7/1/19 (FSA)	1,000,000	1,019,610
Modesto Special Tax Community Facilities District #04-1
Village 2 5.15% 9/1/36 (MBIA)	1,000,000	792,890
Monterey Peninsula Community College District
Election 2002 Series C 4.50% 8/1/19 (FSA)	1,000,000	1,000,280
Poway Redevelopment Agency Tax Allocation
Refunding 5.75% 6/15/33 (MBIA)	270,000	275,519
Poway Unified School District Special Tax Community
Facilities District #6 5.60% 9/1/33	1,000,000	926,620
Roseville Westpark Special Tax Public Community
Facilities District #1 5.25% 9/1/37	500,000	393,730
San Bernardino County Special Tax Community
Facilities District #2002-1 5.90% 9/1/33	2,000,000	1,793,340
		13,127,892

20

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 25.12%
California Educational Facilities Authority Revenue
(Pepperdine University) Series A 5.50% 8/1/32-09	$1,000,000	$1,037,720
(University of the Pacific) 5.75% 11/1/30-10 (MBIA)	690,000	740,405
California Department of Water Resources Power Supply
Revenue Series A 5.375% 5/1/21-12	2,000,000	2,185,900
California State
5.00% 2/1/33-14	1,000,000	1,074,150
5.00% 2/1/33-14 (MBIA)	1,000,000	1,074,150
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Series A
5.00% 8/1/28-13 (RADIAN)	60,000	64,479
Golden State Tobacco Securitization Settlement
Revenue (Asset-Backed Senior Notes)
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,078,750
5.625% 6/1/33-13	1,000,000	1,084,650
Oakland Industrial Revenue (1800 Harrison Foundation)
Series B 6.00% 1/1/29-10 (AMBAC)	1,300,000	1,376,999
Poway Redevelopment Agency Tax Allocation
5.75% 6/15/33-10 (MBIA)	1,130,000	1,236,875
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/45-15	1,500,000	1,622,745
Puerto Rico Commonwealth Series B 5.00% 7/1/35-16	1,000,000	1,078,720
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	1,000,000	1,096,980
Riverside County Redevelopment Agency Tax Allocation
(Jurupa Valley Project)
5.25% 10/1/35-11 (AMBAC)	1,590,000	1,732,846
San Diego County Certificates of Participation (The
Burnham Institute) 6.25% 9/1/29-09	1,000,000	1,059,420
San Diego Unified School District Series E
5.00% 7/1/28-13 (FSA)	2,000,000	2,000,140
San Francisco Bay Area Transit Financing Authority Sales
Tax Revenue 5.125% 7/1/36-11 (AMBAC)	740,000	787,271
Sequoia Union High School District Election 2001
5.125% 7/1/31-11 (FSA)	1,000,000	1,081,930
Southern California Logistics Airport Authority Tax
Allocation 6.50% 12/1/31-11	1,000,000	1,130,730
		22,544,860

21

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Resource Recovery Revenue Bonds – 4.28%
Salinas Valley Solid Waste Authority Revenue
5.25% 8/1/27 (AMBAC) (AMT)	$2,000,000	$1,922,240
5.25% 8/1/31 (AMBAC) (AMT)	2,000,000	1,916,740
		3,838,980
Special Tax Revenue Bonds – 3.26%
Palm Drive Health Care District Parcel Tax Revenue
5.25% 4/1/30	2,000,000	1,657,000
Puerto Rico Commonwealth Government Development
Bank Senior Notes Series B 5.00% 12/1/15	1,000,000	1,015,270
San Francisco Bay Area Rapid Transit Financing
Authority Tax Revenue Un-Refunded Balance
5.125% 7/1/36 (AMBAC)	260,000	250,029
		2,922,299
State General Obligation Bonds – 8.31%
California State
Refunding 5.00% 8/1/18	1,500,000	1,533,195
Refunding 5.00% 11/1/21	1,500,000	1,479,735
Variable Purposes 5.50% 11/1/33	2,000,000	2,007,560
•California State Veterans Series BJ 5.70% 12/1/32 (AMT)	640,000	628,115
Puerto Rico Commonwealth Public Improvement
Refunding Series A 5.25% 7/1/15	1,750,000	1,807,400
		7,456,005
Transportation Revenue Bonds – 5.42%
Bay Area Toll Authority Bridge Revenue Series F
5.00% 4/1/22	1,000,000	1,007,950
Port of Oakland Revenue Series L 5.375% 11/1/27
(FGIC) (AMT)	1,000,000	941,490
Sacramento County Airport System Revenue Series A
5.00% 7/1/32 (FSA)	1,000,000	963,140
San Diego Redevelopment Agency (Centre City
Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,003,310
San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)	1,000,000	948,930
		4,864,820
Water & Sewer Revenue Bonds – 3.35%
California Department of Water Resources Systems
Revenue (Central Valley Project)
Series X 5.00% 12/1/29 (FGIC)	1,000,000	958,960
Glendale Water Revenue 4.00% 2/1/18 (FSA)	1,120,000	1,088,382

22

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metropolitan Water District of Southern California
Waterworks Authority Revenue Series B-1
5.00% 10/1/36 (FGIC)	$1,000,000	$957,450
		3,004,792
Total Municipal Bonds (cost $90,194,181)		86,639,448

	Number of shares
Short-Term Investments – 0.62%
Money Market Instrument – 0.51%
Federated California Municipal Cash Trust	456,185	456,185
		456,185

	Principal amount
•Variable Rate Demand Note – 0.11%
California State Kindergarten (University Public Project)
Series A 3.00% 5/1/34	$100,000	100,000
		100,000
Total Short-Term Investments (cost $556,185)		556,185

Total Value of Securities – 97.16% (cost $90,750,366)		87,195,633
Receivables and Other Assets
Net of Liabilities – 2.84%		2,547,772
Net Assets Applicable to 8,591,656
Shares Outstanding – 100.00%		$89,743,405

Net Asset Value – Delaware Tax-Free California Fund
Class A ($68,777,431 / 6,588,237 Shares)		$10.44
Net Asset Value – Delaware Tax-Free California Fund
Class B ($7,647,006 / 729,553 Shares)		$10.48
Net Asset Value – Delaware Tax-Free California Fund
Class C ($13,318,968 / 1,273,866 Shares)		$10.46

23

Statements of net assets
Delaware Tax-Free California Fund

Components of Net Assets at February 29, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$94,575,736
Undistributed net investment income	1,300
Accumulated net realized loss on investments	(1,278,898)
Net unrealized depreciation of investments	(3,554,733)
Total net assets	$89,743,405

^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 29, 2008.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$10.44
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.93

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

24

Delaware Tax-Free Colorado Fund	February 29, 2008 (unaudited)

	Principal amount	Value
Municipal Bonds – 96.66%
Education Revenue Bonds – 13.99%
Boulder County Development Revenue
(University Corp. for Atmospheric Research)
5.00% 9/1/33 (MBIA)	$1,000,000	$948,930
5.00% 9/1/35 (AMBAC)	2,000,000	1,894,280
Colorado Educational & Cultural Facilities
Authority Revenue
(Charter School Project) 5.50% 5/1/36 (XLCA)	2,280,000	2,250,862
(Johnson & Wales University Project) Series A
5.00% 4/1/28 (XLCA)	1,000,000	931,780
(Liberty Common Charter School Project)
5.125% 12/1/33 (XLCA)	2,740,000	2,577,600
(Montessori Districts Charter School Projects)
6.125% 7/15/32	5,590,000	5,273,047
(Pinnacle Charter School Project) 5.00% 6/1/33 (XLCA)	2,170,000	2,014,281
(Renaissance Charter School Project) 6.75% 6/1/29	2,000,000	1,786,220
(University of Northern Colorado Student
Housing Project) 5.125% 7/1/37 (MBIA)	7,500,000	7,186,874
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (XLCA)	1,960,000	1,870,487
Colorado School Mines Auxiliary Facilities Revenue
5.00% 12/1/37 (AMBAC)	425,000	401,132
University of Colorado Enterprise System Revenue Series A
5.00% 6/1/30 (AMBAC)	3,155,000	3,035,899
5.375% 6/1/26	1,000,000	1,003,610
University of Puerto Rico Revenue Series Q 5.00% 6/1/36	3,750,000	3,359,100
		34,534,102
Electric Revenue Bonds – 1.93%
Colorado Springs Utilities Revenue Series A
5.00% 11/15/29	5,000,000	4,764,100
		4,764,100
Escrowed to Maturity Bonds – 2.24%
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.50% 3/1/32	5,000,000	5,071,600
Galleria Metropolitan District 7.25% 12/1/09	445,000	463,761
		5,535,361
Health Care Revenue Bonds – 12.80%
Colorado Health Facilities Authority Revenue
•(Adventist Health Project) Series D 5.25% 11/15/35	2,000,000	1,842,600
(Catholic Health Initiatives) Series A 4.75% 9/1/40	1,000,000	866,480

25

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Christian Living Community Project) Series A
5.75% 1/1/37	$1,500,000	$1,289,325
(Covenant Retirement Communities) Series A
5.50% 12/1/33 (RADIAN)	5,000,000	4,717,400
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	1,725,840
Series A 5.25% 6/1/34	2,750,000	2,472,113
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	926,230
(Porter Place) Series A 6.00% 1/20/36 (GNMA)	5,000,000	5,099,049
(Vail Valley Medical Center Project) 5.80% 1/15/27	3,475,000	3,382,322
Delta County Memorial Hospital District Enterprise
Revenue 5.35% 9/1/17	4,000,000	3,967,680
Denver Health & Hospital Authority Health Care Revenue
Series A 4.75% 12/1/36	2,500,000	1,966,000
Mesa County Residential Care Facilities Mortgage
Revenue (Hilltop Community Resources)
Series A 5.375% 12/1/28 (RADIAN)	2,000,000	1,909,600
University of Colorado Hospital Authority Revenue
Series A 5.00% 11/15/37	1,690,000	1,426,073
		31,590,712
Housing Revenue Bonds – 1.49%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage)
Series A-3 6.25% 10/1/26 (FHA)	140,000	142,649
Series C-3 6.15% 10/1/41	1,590,000	1,603,674
Denver City & County Multifamily Federal Housing
Authority Revenue (Insured Mortgage Loan - Garden
Court) 5.40% 7/1/39 (FHA)	2,000,000	1,932,480
		3,678,803
Lease Revenue Bonds – 3.95%
Colorado Educational & Cultural National Conference of
State Legislatures Office Building Facilities
Authority Revenue 5.25% 6/1/21	2,000,000	2,001,020
@Conejos & Alamosa Counties School District #11J
Certificates of Participation 6.50% 4/1/11	820,000	821,099

26

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
El Paso County Certificates of Participation
(Detention Facilities Project) Series B
5.00% 12/1/27 (AMBAC)	$1,500,000	$1,445,175
Fremont County Certificates of Participation Refunding &
Improvement Series A 5.25% 12/15/24 (MBIA)	3,045,000	3,067,411
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33	1,475,000	1,367,856
Series M-2 5.50% 7/1/35 (AMBAC)	1,000,000	1,044,840
		9,747,401
Local General Obligation Bonds – 15.98%
Arapahoe County Water & Wastewater Public
Improvement District Revenue Series A
5.125% 12/1/32 (MBIA)	4,500,000	4,373,595
Denver City & County Justice System
5.50% 8/1/16	5,000,000	5,556,200
(Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,054,445
Denver West Metropolitan District
5.00% 12/1/33 (RADIAN)	1,400,000	1,247,638
Douglas County School District #1 (Douglas & Elbert
Counties) Series B 5.125% 12/15/25 (FSA)	2,000,000	2,003,640
El Paso County School District #2 (Harrison)
5.00% 12/1/27 (MBIA)	2,115,000	2,047,764
Garfield County School District #2 5.00% 12/1/25 (FSA)	3,280,000	3,257,211
Grand County School District #2 (East Grand)
5.25% 12/1/25 (FSA)	2,485,000	2,516,982
La Plata County School District #9-R (Durango)
5.125% 11/1/24 (MBIA)	1,000,000	1,005,060
Loveland Special Improvements District #1 7.50% 7/1/29	5,540,000	6,142,587
Meridian Metropolitan District Series A
5.00% 12/1/31 (RADIAN)	5,750,000	5,133,140
North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	1,069,035
District #2 5.50% 12/15/37	1,200,000	962,640
Saddle Rock Metropolitan District
5.35% 12/1/31 (RADIAN)	1,580,000	1,475,293

27

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Sand Creek Metropolitan District Refunding &
Improvement 5.00% 12/1/31 (XLCA)	$500,000	$452,300
Weld County School District #4 5.00% 12/1/19 (FSA)	1,085,000	1,132,783
		39,430,313
§Pre-Refunded Bonds – 32.95%
Aurora Certificates of Participation
5.50% 12/1/30-10 (AMBAC)	8,000,000	8,528,720
Boulder County Hospital Revenue (Development
Longmont United Hospital Project)
6.00% 12/1/30-10 (RADIAN)	5,000,000	5,390,600
Burlingame Multifamily Housing Revenue Series A
6.00% 11/1/29-09 (MBIA)	1,250,000	1,326,675
Colorado Educational & Cultural Facilities
Authority Revenue
(Core Knowledge Charter School Project)
7.00% 11/1/29-09	1,000,000	1,067,160
(Littleton Academy Charter School Project)
6.125% 1/15/31-12	2,000,000	2,198,100
(Pinnacle Charter School Project) 6.00% 12/1/21-11	1,750,000	1,919,715
(Stargate Charter School Project) 6.125% 5/1/33-13	2,000,000	2,236,760
(University of Denver Project)
5.375% 3/1/23-11 (AMBAC)	2,000,000	2,128,960
Series A 5.00% 3/1/27-12 (MBIA)	5,000,000	5,310,300
Colorado School Mines Auxiliary Facilities
5.00% 12/1/37-12 (AMBAC)	2,705,000	2,899,192
Colorado Springs Revenue (Colorado College Project)
5.375% 6/1/32-09	2,570,000	2,677,143
Denver Health & Hospital Authority Health Care Revenue
Series A 5.375% 12/1/28-08 (ACA)	2,770,000	2,855,510
E-470 Public Highway Authority Revenue Series A
5.75% 9/1/35-10 (MBIA)	3,100,000	3,354,138
El Paso County Certificates of Participation
(Judicial Building Project) Series A
5.00% 12/1/27-12 (AMBAC)	2,000,000	2,130,000
El Paso County School District #49 (Falcon) 5.50%
12/1/21-11 (FGIC)	3,580,000	3,872,307
Fremont County School District #1 (Canon City)
5.00% 12/1/24-13 (MBIA)	1,735,000	1,876,750

28

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Garfield Pitkin & Eagle County School District #1
(Roaring Fork) Series A 5.00% 12/15/27-14 (FSA)	$1,500,000	$1,621,560
Lincoln Park Metropolitan District 7.75% 12/1/26-11	2,500,000	2,551,075
North Range Metropolitan District #1 7.25% 12/15/31-11	3,390,000	3,829,920
Northwest Parkway Public Highway Authority Revenue
Series A 5.25% 6/15/41-11 (FSA)	11,100,000	11,947,041
Pueblo County Certificates of Participation
6.50% 12/1/24-10	5,460,000	5,958,170
Puerto Rico Commonwealth
Series A 5.25% 7/1/30-16	1,235,000	1,352,189
Series B 5.00% 7/1/35-16	310,000	334,403
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	25,000	27,075
University of Colorado Hospital Authority Revenue
Series A 5.60% 11/15/31-11	3,650,000	3,936,124
		81,329,587
Special Tax Revenue Bonds – 2.96%
Baptist Road Rural Transportation Authority Sales &
Use Tax Revenue 5.00% 12/1/26	2,000,000	1,584,700
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	950,000	867,911
5.35% 12/1/31	720,000	646,416
Puerto Rico Commonwealth Government
Development Bank (Senior Notes) Series B
5.00% 12/1/15	1,000,000	1,015,270
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series B 5.00% 7/1/46	1,200,000	1,047,936
Regional Transportation District Sales Tax Revenue
Series A 5.25% 11/1/18	2,000,000	2,142,540
		7,304,773
State General Obligation Bonds – 4.45%
Puerto Rico Commonwealth
Series A 5.25% 7/1/30	765,000	709,912
Series B 5.00% 7/1/35	190,000	170,704

29

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/15	$1,650,000	$1,704,120
5.25% 7/1/21	4,000,000	3,887,640
5.50% 7/1/18	1,650,000	1,699,731
Puerto Rico Government Development Bank (Senior
Notes) Series B 5.00% 12/1/14	1,000,000	1,025,210
Virgin Islands Public Finance Authority Revenue
(Gross Receipts Taxes) 5.00% 10/1/31 (ACA)	2,000,000	1,783,860
		10,981,177
Transportation Revenue Bonds – 2.28%
Denver City & County Airport Revenue
Series A 5.00% 11/15/25 (FGIC)	2,000,000	1,894,280
Series B 5.00% 11/15/33 (XLCA)	4,000,000	3,741,800
		5,636,080
Water & Sewer Revenue Bonds – 1.64%
Pueblo Board of Waterworks Revenue 5.00% 11/1/21 (FSA)	1,000,000	1,015,210
Ute Utility Water Conservancy District Revenue
5.75% 6/15/20 (MBIA)	2,900,000	3,040,070
		4,055,280
Total Municipal Bonds (cost $239,153,765)		238,587,689

Short-Term Investment – 0.29%
•Variable Rate Demand Note – 0.29%
Colorado Housing & Finance Authority Single Family
Mortgage Class I-B-2 3.25% 5/1/34	700,000	700,000
Total Short-Term Investment (cost $700,000)		700,000

Total Value of Securities – 96.95% (cost $239,853,765)		239,287,689
Receivables and Other Assets
Net of Liabilities – 3.05%		7,534,525
Net Assets Applicable to 23,715,958
Shares Outstanding – 100.00%		$246,822,214

30

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($232,850,853 / 22,375,733 Shares)	$10.41
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($4,479,337 / 430,152 Shares)	$10.41
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($9,492,024 / 910,073 Shares)	$10.43

Components of Net Assets at February 29, 2008:
Shares of beneficial interest (unlimited authorization - no par)	$255,312,421
Undistributed net investment income	1,649
Accumulated net realized loss on investments	(7,925,780)
Net unrealized depreciation of investments	(566,076)
Total net assets	$246,822,214

•	Variable rate security. The rate shown is the rate as of February 29, 2008.

@	Illiquid security. At February 29, 2008, the aggregate amount of illiquid securities was $821,099, which represented 0.33% of the Fund's net assets. See Note 8 in “Notes to financial statements.”

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
XLCA — Insured by XL Capital Assurance

31

Statements of net assets
Delaware Tax-Free Colorado Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$10.41
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.90

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

32

Delaware Tax-Free Idaho Fund	February 29, 2008 (unaudited)

	Principal amount	Value
Municipal Bonds – 96.92%
Corporate Revenue Bonds – 7.22%
Meridian Economic Industrial Development Revenue
(Hi-Micro Project) 5.85% 8/15/11 (AMT)	$1,250,000	$1,252,063
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	2,535,000	2,343,937
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,470,817
		6,066,817
Education Revenue Bonds – 11.91%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	518,370
5.375% 4/1/22 (FGIC)	15,000	15,161
Series A 4.25% 4/1/32 (MBIA)	1,500,000	1,289,250
Series A 5.00% 4/1/18 (FGIC)	1,500,000	1,536,285
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (FSA)	1,130,000	1,147,436
5.00% 4/1/23 (FSA)	2,115,000	2,120,562
North Idaho College Dormitory Housing
Certificates of Participation 6.45% 10/1/16	1,000,000	1,001,180
University of Idaho
(General Refunding) Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,154,715
Series B 4.50% 4/1/41 (FSA)	1,000,000	1,001,980
University of Puerto Rico Series Q 5.00% 6/1/36	250,000	223,940
		10,008,879
Escrowed to Maturity Bonds – 2.16%
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series A 5.375% 10/1/24	1,750,000	1,811,880
		1,811,880
Health Care Revenue Bonds – 4.04%
Idaho Health Facilities Authority Hospital Revenue
(Idaho Elks Rehabilitation Hospital Project)
5.30% 7/15/18	625,000	616,144
5.45% 7/15/23	2,000,000	1,910,860
Idaho Health Facilities Authority Revenue
(Portneuf Medical Center Project)
Series A 5.00% 9/1/35 (RADIAN)	1,000,000	866,110
		3,393,114

33

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 6.80%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	$35,000	$35,784
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	45,000	46,053
Series A-1 6.85% 7/1/12 (AMT)	5,000	5,085
Series B 6.45% 7/1/15 (AMT)	15,000	15,197
Series C-2 6.35% 7/1/15 (AMT)	15,000	15,013
Series E 6.35% 7/1/15 (FHA) (AMT)	40,000	40,038
Series E-1 6.60% 7/1/11	5,000	5,079
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	145,000	146,775
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series B Class I 5.00% 7/1/37 (AMT)	1,000,000	889,050
Series C Class III 5.35% 1/1/25 (AMT)	300,000	283,278
Series D Class III 5.45% 7/1/23 (AMT)	1,075,000	1,037,031
Series E Class III 4.875% 1/1/26 (AMT)	1,445,000	1,309,474
Series E Class III 5.00% 1/1/28 (AMT)	1,000,000	945,190
Series I Class I 5.45% 1/1/39 (MBIA) (AMT)	1,000,000	938,350
		5,711,397
Lease Revenue Bonds – 7.35%
Blaine School District #61 Certificate of Participation
5.00% 7/30/10 (AMBAC)	750,000	777,698
Boise City Certificate of Participation
5.375% 9/1/20 (FGIC) (AMT)	2,100,000	2,092,818
Boise City Revenue Series A 5.375% 12/1/31 (MBIA)	500,000	497,630
Idaho State Building Authority Revenue
Series A 5.00% 9/1/21 (MBIA)	1,150,000	1,150,874
Series A 5.00% 9/1/43 (XLCA)	1,000,000	898,060
Series B 5.00% 9/1/21 (MBIA)	750,000	753,705
		6,170,785
Local General Obligation Bonds – 28.76%
Ada & Canyon Counties Joint School District #2 Meridian
(School Board Guaranteed Program)
4.75% 2/15/20	1,000,000	1,012,340
5.00% 7/30/20	2,155,000	2,184,307
5.125% 7/30/19	1,005,000	1,035,321
5.50% 7/30/16	1,305,000	1,449,137
Bannock County School District #025
(Pocatello Idaho School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,116,128
5.00% 8/15/16	1,100,000	1,170,114

34

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Boise City Independent School District 5.00% 8/1/24 (FSA)	$1,500,000	$1,503,300
Boise Urban Renewal Agency Parking Revenue
(Tax Increment)
Series A 6.125% 9/1/15	1,460,000	1,470,921
Series B 6.125% 9/1/15	1,195,000	1,203,939
Bonner County Local Improvement District #93-1
6.50% 4/30/08	110,000	110,485
6.50% 4/30/10	60,000	60,216
Canyon County School District #132 (Caldwell)
5.00% 7/30/15 (FGIC)	2,000,000	2,137,560
Series A 5.00% 9/15/22 (FSA)	1,725,000	1,753,583
Series A 5.00% 9/15/23 (FSA)	1,810,000	1,827,032
Coeur D’Alene Local Improvement District #6
Series 1995 6.00% 7/1/09	85,000	85,813
Series 1996 6.05% 7/1/10	90,000	90,787
Series 1997 6.10% 7/1/12	40,000	40,294
Series 1998 6.10% 7/1/14	45,000	45,281
Lemhi County 5.20% 8/1/27 (FSA)	2,145,000	2,139,701
Nampa Idaho 5.00% 8/1/21 (FGIC)	2,475,000	2,508,585
Power & Cassia Counties Joint School District #381
(American Falls) 5.00% 8/1/17	1,155,000	1,211,410
		24,156,254
§Pre-Refunded Bonds – 14.39%
Boise State University Revenue Refunding & Improvement
5.125% 4/1/31-12 (FGIC)	1,000,000	1,067,860
5.375% 4/1/22-12 (FGIC)	985,000	1,061,180
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,074,210
Series G 5.00% 7/1/33-13	1,310,000	1,410,490
Series Y 5.00% 7/1/36-16	1,250,000	1,348,400
Puerto Rico Commonwealth Public Improvement Revenue
Series A 5.125% 7/1/31-11	1,010,000	1,072,539
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	1,000,000	1,084,960
Series NN 5.125% 7/1/29-13	500,000	541,385
Puerto Rico Public Buildings Authority Revenue
(Government Facilities) Series I 5.50% 7/1/23-14	1,000,000	1,096,980

35

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
University of Idaho Revenue (Student Fee Housing
Improvements Project) 5.25% 4/1/31-11 (FGIC)	$2,195,000	$2,330,607
		12,088,611
Special Tax Revenue Bonds – 4.93%
Idaho Board Bank Authority Revenue Series B
4.125% 9/15/36 (MBIA)	755,000	611,731
5.00% 9/15/30 (MBIA)	725,000	711,522
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series W 5.50% 7/1/15	175,000	186,184
Puerto Rico Sales Tax Financing Revenue
Series A 5.25% 8/1/57	1,000,000	901,851
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.25% 10/1/20	500,000	489,835
5.25% 10/1/21	500,000	483,710
5.25% 10/1/24	800,000	755,512
		4,140,345
State General Obligation Bonds – 3.66%
Puerto Rico Commonwealth Public Improvement
(Unrefunded Balance) Series A 5.125% 7/1/31	2,315,000	2,113,572
Series A 5.25% 7/1/22	1,000,000	961,920
		3,075,492
Transportation Revenue Bonds – 3.10%
Idaho Housing & Finance Association Highway Trust
5.00% 7/15/24 (MBIA)	2,000,000	1,982,240
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series G 5.00% 7/1/33	690,000	618,813
		2,601,053
Water & Sewer Revenue Bonds – 2.60%
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)	2,175,000	2,187,441
		2,187,441
Total Municipal Bonds (cost $82,870,398)		81,412,068

36

	Number of shares	Value
Short-Term Investment – 0.25%
Money Market Instrument – 0.25%
Dreyfus Cash Management Fund	214,410	$214,410
Total Short-Term Investment (cost $214,410)		214,410

Total Value of Securities – 97.17% (cost $83,084,808)		81,626,478
Receivables and Other Assets
Net of Liabilities – 2.83%		2,373,704
Net Assets Applicable to 7,676,270
Shares Outstanding – 100.00%		$84,000,182

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($67,741,016 / 6,189,206 Shares)		$10.95
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($5,323,193 / 487,214 Shares)		$10.93
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($10,935,973 / 999,850 Shares)		$10.94

Components of Net Assets at February 29, 2008:
Shares of beneficial interest (unlimited authorization – no par)		$85,773,213
Distributions in excess of net investment income		(11,301)
Accumulated net realized loss on investments		(303,400)
Net unrealized depreciation of investments		(1,458,330)
Total net assets		$84,000,182

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
VA — Insured by the Veterans Administration
XLCA – Insured by XL Capital Assurance

37

Statements of net assets
Delaware Tax-Free Idaho Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)	$10.95
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.47

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See current prospectus for purchases of $100,000 or more.

See accompanying notes

38

Delaware Tax-Free New York Fund	February 29, 2008 (unaudited)

Principal amount		Value
Municipal Bonds – 96.70%
Corporate Revenue Bonds – 6.21%
New York City Industrial Development Agency Revenue
(Brooklyn Navy Yard Cogen Partners)
5.75% 10/1/36 (AMT)	$450,000	$402,125
New York Energy Research & Development Authority
Pollution Control Revenue (Central Hudson Gas)
Series A 5.45% 8/1/27 (AMBAC)	500,000	501,210
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	231,830
		1,135,165
Education Revenue Bonds – 13.17%
Albany Industrial Development Agency Civic Facilities
Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	195,485
Amherst Industrial Development Agency Civic Facilities
Revenue (UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	200,000	202,790
Dutchess County Industrial Development
Agency (Marist College) 5.00% 7/1/20	500,000	501,125
New York City Industrial Development Agency Civic
Facilities Revenue (Vaughn College Aeronautics)
Series B 5.25% 12/1/36	150,000	122,157
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23	500,000	501,360
ΔNon-State Supported Debt (University of Rochester)
Series A 4.375% 7/1/20	250,000	205,505
(Pratt Institute) 6.00% 7/1/20 (RADIAN)	500,000	509,134
Series B 7.50% 5/15/11	155,000	169,466
		2,407,022
Health Care Revenue Bonds – 8.67%
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project)
5.50% 8/1/33	200,000	170,122

39

Statements of net assets
Delaware Tax-Free New York Fund

Principal amount		Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
New York Dormitory Authority Revenue
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	$450,000	$450,455
(Mental Health) Series D 5.90% 2/15/12	25,000	25,308
(Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)	450,000	447,881
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	490,324
		1,584,090
Housing Revenue Bonds – 1.21%
New York City Multifamily Housing
Development Housing Revenue
Series G-1 4.875% 11/1/39 (AMT)	250,000	220,560
		220,560
Lease Revenue Bonds – 7.40%
Battery Park City Authority Revenue
Series A 5.00% 11/1/26	250,000	250,473
Nassau County Tobacco Settlement (Asset-Backed)
Series A-3 5.125% 6/1/46	125,000	110,430
New York Urban Development Correctional & Youth
Facilities Services Contract Revenue
Series A 5.50% 1/1/17	250,000	263,630
Tobacco Settlement Financing Authority Revenue
(Asset-Backed) Series B-1C
5.50% 6/1/20	200,00	208,114
5.50% 6/1/21	500,000	519,105
		1,351,752
Local General Obligation Bonds – 3.43%
New York City
Series D 5.00% 11/1/34	125,000	118,355
Subordinated series C-1 5.00% 10/1/19	500,000	509,325
		627,680
§Pre-Refunded Bonds – 23.46%
Albany Parking Authority Revenue
Series A 5.625% 7/15/25-11	280,000	304,475
Metropolitan Transportation Authority
Revenue (Dedicated Tax)
Series A 6.125% 4/1/17-10 (FGIC)	1,000,000	1,064,979
New York City Series J 5.25% 6/1/28-13	310,000	337,215
New York Dormitory Authority Revenue
(North Shore Long Island Jewish Group Project)
5.50% 5/1/33-13	500,000	548,770
Series B 7.50% 5/15/11-09	130,000	139,876

40

Principal amount		Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Series Y 5.50% 7/1/36-16	$475,000	$529,169
Puerto Rico Commonwealth
Series B 5.25% 7/1/32-16	155,000	169,708
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	500,000	542,480
Series NN 5.125% 7/1/29-13	600,000	649,662
		4,286,334
Special Tax Revenue Bonds – 17.18%
New York City Transitional Finance Authority Revenue
(Subordinate Future Tax Secured)
Series B 5.00% 11/1/18	500,000	526,150
New York Dormitory Authority State
Personal Income Tax Revenue
Series C 5.00% 3/15/15	250,000	268,768
New York Dormitory Authority State Supported Debt
Revenue (Consolidated Services Contract)
5.00% 7/1/17 (FSA)	500,000	533,994
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	500,000	503,585
New York Urban Development State
Personal Income Tax
Series A-1 5.00% 12/15/22	250,000	252,685
Puerto Rico Commonwealth Infrastructure
Financing Authority Revenue
Series B 5.00% 7/1/15	250,000	256,860
Puerto Rico Sales Tax Financing Revenue
Series A 5.25% 8/1/57	325,000	293,101
Schenectady Metroplex Development Authority Revenue
Series A 5.375% 12/15/21	500,000	504,050
		3,139,193
State General Obligation Bonds – 0.48%
Puerto Rico Commonwealth
Series B 5.25% 7/1/32	95,000	88,341
		88,341

41

Statements of net assets
Delaware Tax-Free New York Fund

Principal amount		Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 12.79%
Albany Parking Authority Revenue
Series A 5.625% 7/15/25	$220,000	$219,864
Metropolitan Transportation Authority Revenue
Series A 5.00% 11/15/27	200,000	210,140
Series F 5.00% 11/15/15	150,000	158,565
New York City Industrial Development Agency Special
Airport Facilities (JFK Airis Project)
Series A 5.50% 7/1/28 (AMT)	500,000	437,350
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/14 (MBIA)	500,000	537,090
5.00% 1/1/15 (MBIA)	250,000	268,530
Onondaga County Industrial Development Authority
Revenue (Subordinated Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	506,010
		2,337,549
Water & Sewer Revenue Bonds – 2.70%
New York City Municipal Finance Authority
Water & Sewer System Revenue
Series A 5.125% 6/15/34	500,000	493,210
		493,210
Total Municipal Bonds (cost $17,668,126)		17,670,896

Short-Term Investment – 1.64%
•Variable Rate Demand Notes – 1.64%
New York City Municipal Finance Authority
Water & Sewer System Revenue
Series F-1 3.05% 2/1/18	300,000	300,000
Total Short-Term Investment (cost $300,000)		300,000

Total Value of Securities – 98.34% (cost $17,968,126)		17,970,896
Receivables and Other Assets
Net of Liabilities – 1.66%		302,983
Net Assets Applicable to 1,816,202
Shares Outstanding – 100.00%		$18,273,879

42

Net Asset Value – Delaware Tax-Free New York Fund
Class A ($14,459,011 / 1,436,375 Shares)	$10.07
Net Asset Value – Delaware Tax-Free New York Fund
Class B ($1,664,909 / 165,762 Shares)	$10.04
Net Asset Value – Delaware Tax-Free New York Fund
Class C ($2,149,959 / 214,065 Shares)	$10.04

Components of Net Assets at February 29, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$18,470,970
Distributions in excess of net investment income	(1,752)
Accumulated net realized loss on investments	(198,109)
Net unrealized appreciation of investments	2,770
Total net assets	$18,273,879

Δ	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 29, 2008.

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

43

Statements of net assets
Delaware Tax-Free New York Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$10.07
Sales charge (4.50% of offering price) (B)	0.47
Offering price	$10.54

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

44

Statements of operations

Six Months Ended February 29, 2008 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$3,472,014	$2,436,100	$6,660,010

Expenses:
Management fees	357,330	266,529	717,847
Distribution expenses – Class A	154,358	93,418	308,014
Distribution expenses – Class B	58,734	43,577	24,499
Distribution expenses – Class C	39,235	67,897	50,563
Dividend disbursing and transfer agent
fees and expenses	30,815	21,268	66,287
Accounting and administration expenses	28,579	19,379	52,194
Legal fees	18,208	15,132	26,249
Registration fees	9,938	10,263	4,080
Audit and tax	8,379	6,751	12,171
Reports and statements to shareholders	6,507	2,656	12,531
Trustees’ fees	3,466	2,353	6,330
Pricing fees	2,109	2,273	2,612
Custodian fees	2,082	2,231	3,313
Insurance fees	1,911	1,246	3,554
Consulting fees	1,344	941	2,409
Trustees’ expenses	607	417	1,140
Dues and services	286	209	581
Taxes (other than taxes on income)	69	77	202
	723,957	556,617	1,294,576
Less expenses absorbed or waived	(112,280)	(44,819)	(20,040)
Total operating expenses	611,677	511,798	1,274,536
Net Investment Income	2,860,337	1,924,302	5,385,474

Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on investments	61,078	(411,624)	(49,962)
Net change in unrealized appreciation/
depreciation of investments	(5,688,825)	(4,570,549)	(7,390,517)
Net Realized and Unrealized Loss
on Investments	(5,627,747)	(4,982,173)	(7,440,479)

Net Decrease in Net Assets
Resulting from Operations	$(2,767,410)	$(3,057,871)	$(2,055,005)

See accompanying notes

45

Statements of operations
Six Months Ended February 29, 2008 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$2,053,585	$456,321

Expenses:
Management fees	240,308	52,129
Distribution expenses – Class A	88,233	18,486
Distribution expenses – Class B	28,392	10,082
Distribution expenses – Class C	56,108	10,887
Dividend disbursing and transfer agent
fees and expenses	21,066	7,141
Accounting and administration expenses	17,473	3,790
Legal fees	12,648	3,269
Audit and tax	6,222	5,423
Reports and statements to shareholders	4,055	1,078
Pricing fees	2,738	2,472
Trustees’ fees	2,120	460
Registration fees	1,835	4,330
Insurance fees	1,222	262
Custodian fees	1,177	70
Consulting fees	893	177
Trustees’ expenses	378	82
Dues and services	233	35
Taxes (other than taxes on income)	—	4
	485,101	120,177
Less expenses absorbed or waived	(48,916)	(23,557)
Less expense paid indirectly	(63)	(27)
Total operating expenses	436,122	96,593
Net Investment Income	1,617,463	359,728

Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on investments	83,789	(32,681)
Net change in unrealized appreciation/depreciation of
investments	(2,508,186)	(382,406)
Net Realized and Unrealized Loss
on Investments	(2,424,397)	(415,087)

Net Decrease in Net Assets
Resulting from Operations	$(806,934)	$(55,359)

See accompanying notes

46

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,860,337	$6,056,280
Net realized gain on investments	61,078	490,852
Net change in unrealized
appreciation/depreciation of investments	(5,688,825)	(4,262,046)
Net increase (decrease) in net assets resulting
from operations	(2,767,410)	2,285,086

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,532,489)	(5,301,244)
Class B	(196,740)	(493,503)
Class C	(131,083)	(261,558)
	(2,860,312)	(6,056,305)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,218,048	14,817,310
Class B	112	42,624
Class C	984,662	1,326,619

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,254,297	2,683,432
Class B	103,021	254,872
Class C	81,883	151,832
	8,642,023	19,276,689

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(10,589,487)	$(20,096,086)
Class B	(1,623,946)	(3,954,487)
Class C	(622,033)	(1,800,542)
	(12,835,466)	(25,851,115)
Decrease in net assets derived from
capital share transactions	(4,193,443)	(6,574,426)
Net Decrease in Net Assets	(9,821,165)	(10,345,645)

Net Assets:
Beginning of period	145,652,202	155,997,847
End of period[1]	$135,831,037	$145,652,202

[1]Including distributions in excess of
net investment income	$—	$(25)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,924,302	$4,052,743
Net realized loss on investments	(411,624)	(115,067)
Net change in unrealized
appreciation/depreciation of investments	(4,570,549)	(3,513,338)
Net increase (decrease) in net assets resulting
from operations	(3,057,871)	424,338

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,547,489)	(3,215,450)
Class B	(147,030)	(394,961)
Class C	(229,783)	(442,332)
	(1,924,302)	(4,052,743)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,593,071	22,710,407
Class B	39,768	156,402
Class C	2,275,359	3,562,422

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	903,819	1,801,612
Class B	103,301	248,614
Class C	173,469	301,848
	11,088,787	28,781,305

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(12,436,203)	$(21,163,745)
Class B	(1,466,114)	(5,609,946)
Class C	(1,834,683)	(2,686,047)
	(15,737,000)	(29,459,738)
Decrease in net assets derived from
capital share transactions	(4,648,213)	(678,433)
Net Decrease in Net Assets	(9,630,386)	(4,306,838)

Net Assets:
Beginning of period	99,373,791	103,680,629
End of period[1]	$89,743,405	$99,373,791

[1]Including undistributed
net investment income	$1,300	$1,300

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,385,474	$11,447,349
Net realized gain (loss) on investments	(49,962)	1,009,130
Net change in unrealized
appreciation/depreciation of investments	(7,390,517)	(8,914,311)
Net increase (decrease) in net assets resulting
from operations	(2,055,005)	3,542,168

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,157,193)	(10,862,047)
Class B	(84,156)	(226,901)
Class C	(173,272)	(350,030)
	(5,414,621)	(11,438,978)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,415,270	12,562,366
Class B	—	21,748
Class C	227,248	1,895,269

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,276,693	6,872,419
Class B	40,822	123,164
Class C	120,857	249,264
	9,080,890	21,724,230

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(15,480,077)	$(24,077,528)
Class B	(759,130)	(2,883,605)
Class C	(722,648)	(1,658,066)
	(16,961,855)	(28,619,199)
Decrease in net assets derived from
capital share transactions	(7,880,965)	(6,894,969)
Net Decrease in Net Assets	(15,350,591)	(14,791,779)

Net Assets:
Beginning of period	262,172,805	276,964,584
End of period[1]	$246,822,214	$262,172,805

[1]Including undistributed (distributions in excess of)
net investment income	$1,649	$(46)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,617,463	$3,152,236
Net realized gain on investments	83,789	16,031
Net change in unrealized
appreciation/depreciation of investments	(2,508,186)	(1,398,888)
Net increase (decrease) in net assets resulting
from operations	(806,934)	1,769,379

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,354,731)	(2,530,731)
Class B	(87,914)	(228,879)
Class C	(173,475)	(389,967)
	(1,616,120)	(3,149,577)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,804,455	14,990,872
Class B	—	572,489
Class C	743,074	887,588

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	883,046	1,630,892
Class B	59,734	138,424
Class C	106,957	241,640
	4,597,266	18,461,905

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(3,924,856)	$(8,413,693)
Class B	(591,444)	(2,488,934)
Class C	(1,126,359)	(2,840,485)
	(5,642,659)	(13,743,112)
Increase (decrease) in net assets derived from
capital share transactions	(1,045,393)	4,718,793
Net Increase (Decrease) in Net Assets	(3,468,447)	3,338,595

Net Assets:
Beginning of period	87,468,629	84,130,034
End of period[1]	$84,000,182	$87,468,629

[1]Including distributions in excess of
net investment income	$(11,301)	$(11,253)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$359,728	$743,181
Net realized gain (loss) on investments	(32,681)	62,452
Net change in unrealized
appreciation/depreciation of investments	(382,406)	(521,401)
Net increase (decrease) in net assets resulting
from operations	(55,359)	284,232

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(293,200)	(590,536)
Class B	(32,537)	(85,737)
Class C	(35,088)	(66,908)
	(360,825)	(743,181)

Capital Share Transactions:
Proceeds from shares sold:
Class A	655,974	2,521,809
Class B	15,685	33,616
Class C	397,848	494,335

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	172,246	415,794
Class B	17,347	35,753
Class C	14,422	26,806
	1,273,522	3,528,113

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(847,423)	$(1,282,643)
Class B	(504,121)	(712,045)
Class C	(343,958)	(407,314)
	(1,695,502)	(2,402,002)
Increase (decrease) in net assets derived from
capital share transactions	(421,980)	1,126,111
Net Increase (Decrease) in Net Assets	(838,164)	667,162

Net Assets:
Beginning of period	19,112,043	18,444,881
End of period[1]	$18,273,879	$19,112,043

[1]Including distributions in excess of
net investment income	$(1,752)	$(655)

See accompanying notes

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.070	$11.350	$11.560	$11.410	$11.160	$11.530

0.228	0.465	0.467	0.468	0.469	0.502
(0.450)	(0.280)	(0.210)	0.174	0.308	(0.253)
(0.222)	0.185	0.257	0.642	0.777	0.249

(0.228)	(0.465)	(0.467)	(0.468)	(0.469)	(0.502)
—	—	—	(0.024)	(0.058)	(0.117)
(0.228)	(0.465)	(0.467)	(0.492)	(0.527)	(0.619)

$10.620	$11.070	$11.350	$11.560	$11.410	$11.160

(2.08% )	1.63%	2.31%	5.74%	7.09%	2.17%

$117,641	$125,636	$131,468	$134,874	$122,436	$129,683
0.75%	0.76%	0.76%	0.80%	0.90%	0.86%

0.91%	0.91%	0.91%	0.91%	0.90%	0.91%
4.11%	4.11%	4.12%	4.07%	4.14%	4.37%

3.95%	3.96%	3.97%	3.96%	4.14%	4.32%
35%	9%	8%	3%	19%	29%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.070	$11.360	$11.570	$11.420	$11.170	$11.540

0.187	0.380	0.382	0.382	0.384	0.416
(0.440)	(0.290)	(0.210)	0.174	0.308	(0.253)
(0.253)	0.090	0.172	0.556	0.692	0.163

(0.187)	(0.380)	(0.382)	(0.382)	(0.384)	(0.416)
—	—	—	(0.024)	(0.058)	(0.117)
(0.187)	(0.380)	(0.382)	(0.406)	(0.442)	(0.533)

$10.630	$11.070	$11.360	$11.570	$11.420	$11.170

(2.36% )	0.78%	1.54%	4.95%	6.28%	1.41%

$10,462	$12,407	$16,413	$19,005	$13,355	$14,666
1.50%	1.51%	1.51%	1.55%	1.65%	1.61%

1.66%	1.66%	1.66%	1.66%	1.65%	1.66%
3.36%	3.36%	3.37%	3.32%	3.39%	3.62%

3.20%	3.21%	3.22%	3.21%	3.39%	3.57%
35%	9%	8%	3%	19%	29%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.090	$11.380	$11.580	$11.430	$11.180	$11.550

0.186	0.380	0.381	0.382	0.384	0.415
(0.440)	(0.290)	(0.200)	0.174	0.308	(0.253)
(0.254)	0.090	0.181	0.556	0.692	0.162

(0.186)	(0.380)	(0.381)	(0.382)	(0.384)	(0.415)
—	—	—	(0.024)	(0.058)	(0.117)
(0.186)	(0.380)	(0.381)	(0.406)	(0.442)	(0.532)

$10.650	$11.090	$11.380	$11.580	$11.430	$11.180

(2.35% )	0.77%	1.63%	4.94%	6.27%	1.40%

$7,728	$7,609	$8,117	$8,591	$6,651	$8,544
1.50%	1.51%	1.51%	1.55%	1.65%	1.61%

1.66%	1.66%	1.66%	1.66%	1.65%	1.66%
3.36%	3.36%	3.37%	3.32%	3.39%	3.62%

3.20%	3.21%	3.22%	3.21%	3.39%	3.57%
35%	9%	8%	3%	19%	29%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.010	$11.400	$11.490	$11.110	$10.750	$11.010

0.229	0.454	0.450	0.462	0.518	0.537
(0.570)	(0.390)	(0.090)	0.380	0.360	(0.260)
(0.341)	0.064	0.360	0.842	0.878	0.277

(0.229)	(0.454)	(0.450)	(0.462)	(0.518)	(0.537)
(0.229)	(0.454)	(0.450)	(0.462)	(0.518)	(0.537)

$10.440	$11.010	$11.400	$11.490	$11.110	$10.750

(3.19% )	0.51%	3.24%	7.72%	8.34%	2.51%

$68,777	$76,537	$75,995	$60,744	$24,797	$22,169
0.88%	0.89%	0.88%	0.84%	0.50%	0.50%

0.98%	0.97%	0.97%	1.06%	0.96%	0.93%
4.16%	3.98%	3.97%	4.03%	4.72%	4.84%

4.06%	3.90%	3.88%	3.81%	4.26%	4.41%
42%	21%	14%	11%	48%	56%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.060	$11.440	$11.530	$11.160	$10.790	$11.050

0.187	0.368	0.365	0.377	0.436	0.453
(0.580)	(0.380)	(0.090)	0.370	0.370	(0.260)
(0.393)	(0.012)	0.275	0.747	0.806	0.193

(0.187)	(0.368)	(0.365)	(0.377)	(0.436)	(0.453)
(0.187)	(0.368)	(0.365)	(0.377)	(0.436)	(0.453)

$10.480	$11.060	$11.440	$11.530	$11.160	$10.790

(3.63% )	(0.15% )	2.46%	6.80%	7.60%	1.73%

$7,647	$9,384	$14,918	$18,254	$14,530	$16,165
1.63%	1.64%	1.63%	1.59%	1.25%	1.25%

1.73%	1.72%	1.72%	1.81%	1.71%	1.68%
3.41%	3.23%	3.22%	3.28%	3.97%	4.09%

3.31%	3.15%	3.13%	3.06%	3.51%	3.66%
42%	21%	14%	11%	48%	56%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.030	$11.420	$11.500	$11.130	$10.760	$11.020

0.187	0.368	0.365	0.377	0.436	0.454
(0.570)	(0.390)	(0.080)	0.370	0.370	(0.260)
(0.383)	(0.022)	0.285	0.747	0.806	0.194

(0.187)	(0.368)	(0.365)	(0.377)	(0.436)	(0.454)
(0.187)	(0.368)	(0.365)	(0.377)	(0.436)	(0.454)

$10.460	$11.030	$11.420	$11.500	$11.130	$10.760

(3.55% )	(0.24% )	2.56%	6.81%	7.62%	1.74%

$13,319	$13,453	$12,768	$9,756	$5,595	$7,013
1.63%	1.64%	1.63%	1.59%	1.25%	1.25%

1.73%	1.72%	1.72%	1.81%	1.71%	1.68%
3.41%	3.23%	3.22%	3.28%	3.97%	4.09%

3.31%	3.15%	3.13%	3.06%	3.51%	3.66%
42%	21%	14%	11%	48%	56%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.730	$11.040	$11.200	$11.070	$10.830	$11.080

0.227	0.464	0.488	0.495	0.510	0.527
(0.319)	(0.310)	(0.160)	0.130	0.240	(0.250)
(0.092)	0.154	0.328	0.625	0.750	0.277

(0.228)	(0.464)	(0.488)	(0.495)	(0.510)	(0.527)
(0.228)	(0.464)	(0.488)	(0.495)	(0.510)	(0.527)

$10.410	$10.730	$11.040	$11.200	$11.070	$10.830

(0.94% )	1.38%	3.03%	5.78%	7.04%	2.52%

$232,851	$246,695	$258,773	$270,149	$276,534	$299,528
0.93%	0.94%	0.93%	0.94%	0.95%	0.99%

0.95%	0.96%	0.94%	0.94%	0.95%	0.99%
4.18%	4.22%	4.43%	4.46%	4.63%	4.76%

4.16%	4.20%	4.42%	4.46%	4.63%	4.76%
16%	12%	8%	8%	13%	30%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.730	$11.050	$11.200	$11.080	$10.830	$11.090

0.186	0.382	0.405	0.412	0.427	0.444
(0.319)	(0.320)	(0.150)	0.120	0.250	(0.260)
(0.133)	0.062	0.255	0.532	0.677	0.184

(0.187)	(0.382)	(0.405)	(0.412)	(0.427)	(0.444)
(0.187)	(0.382)	(0.405)	(0.412)	(0.427)	(0.444)

$10.410	$10.730	$11.050	$11.200	$11.080	$10.830

(1.30% )	0.53%	2.35%	4.89%	6.34%	1.66%

$4,479	$5,326	$8,221	$10,370	$12,411	$13,108
1.68%	1.69%	1.68%	1.69%	1.70%	1.74%

1.70%	1.71%	1.69%	1.69%	1.70%	1.74%
3.43%	3.47%	3.68%	3.71%	3.88%	4.01%

3.41%	3.45%	3.67%	3.71%	3.88%	4.01%
16%	12%	8%	8%	13%	30%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.750	$11.070	$11.220	$11.090	$10.850	$11.100

0.186	0.382	0.405	0.413	0.427	0.444
(0.319)	(0.320)	(0.150)	0.130	0.240	(0.250)
(0.133)	0.062	0.255	0.543	0.667	0.194

(0.187)	(0.382)	(0.405)	(0.413)	(0.427)	(0.444)
(0.187)	(0.382)	(0.405)	(0.413)	(0.427)	(0.444)

$10.430	$10.750	$11.070	$11.220	$11.090	$10.850

(1.31% )	0.53%	2.34%	4.99%	6.23%	1.74%

$9,492	$10,152	$9,971	$9,170	$9,579	$8,606
1.68%	1.69%	1.68%	1.69%	1.70%	1.74%

1.70%	1.71%	1.69%	1.69%	1.70%	1.74%
3.43%	3.47%	3.68%	3.71%	3.88%	4.01%

3.41%	3.45%	3.67%	3.71%	3.88%	4.01%
16%	12%	8%	8%	13%	30%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.260	$11.450	$11.630	$11.490	$11.140	$11.320

0.218	0.448	0.449	0.452	0.478	0.497
(0.310)	(0.190)	(0.180)	0.140	0.353	(0.181)
(0.092)	0.258	0.269	0.592	0.831	0.316

(0.218)	(0.448)	(0.449)	(0.452)	(0.481)	(0.496)
(0.218)	(0.448)	(0.449)	(0.452)	(0.481)	(0.496)

$10.950	$11.260	$11.450	$11.630	$11.490	$11.140

(0.96% )	2.27%	2.40%	5.25%	7.58%	2.81%

$67,741	$69,931	$62,808	$60,554	$55,572	$51,682
0.85%	0.86%	0.85%	0.87%	0.97%	0.93%

0.96%	0.98%	0.98%	0.98%	0.97%	1.00%
3.86%	3.92%	3.95%	3.92%	4.21%	4.36%

3.75%	3.80%	3.82%	3.81%	4.21%	4.29%
16%	8%	15%	27%	13%	18%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.240	$11.430	$11.610	$11.480	$11.130	$11.310

0.176	0.363	0.364	0.366	0.393	0.412
(0.310)	(0.190)	(0.180)	0.130	0.353	(0.181)
(0.134)	0.173	0.184	0.496	0.746	0.231

(0.176)	(0.363)	(0.364)	(0.366)	(0.396)	(0.411)
(0.176)	(0.363)	(0.364)	(0.366)	(0.396)	(0.411)

$10.930	$11.240	$11.430	$11.610	$11.480	$11.130

(1.33% )	1.51%	1.64%	4.39%	6.79%	2.05%

$5,323	$6,003	$7,892	$10,911	$13,044	$16,801
1.60%	1.61%	1.60%	1.62%	1.72%	1.68%

1.71%	1.73%	1.73%	1.73%	1.72%	1.75%
3.11%	3.17%	3.20%	3.17%	3.46%	3.61%

3.00%	3.05%	3.07%	3.06%	3.46%	3.54%
16%	8%	15%	27%	13%	18%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.250	$11.440	$11.630	$11.490	$11.130	$11.310

0.176	0.363	0.364	0.366	0.393	0.413
(0.310)	(0.190)	(0.190)	0.140	0.362	(0.181)
(0.134)	0.173	0.174	0.506	0.755	0.232

(0.176)	(0.363)	(0.364)	(0.366)	(0.395)	(0.412)
(0.176)	(0.363)	(0.364)	(0.366)	(0.395)	(0.412)

$10.940	$11.250	$11.440	$11.630	$11.490	$11.130

(1.24% )	1.51%	1.56%	4.47%	6.87%	2.05%

$10,936	$11,535	$13,430	$15,678	$15,041	$16,296
1.60%	1.61%	1.60%	1.62%	1.72%	1.68%

1.71%	1.73%	1.73%	1.73%	1.72%	1.75%
3.11%	3.17%	3.20%	3.17%	3.46%	3.61%

3.00%	3.05%	3.07%	3.06%	3.46%	3.54%
16%	8%	15%	27%	13%	18%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
3 Ratio for the year ended August 31, 2003, including fees paid indirectly in accordance with the Securities and Exchange Commission rules were 0.51%.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.300	$10.550	$10.700	$10.470	$10.220	$10.340

0.205	0.435	0.449	0.453	0.479	0.484
(0.229)	(0.250)	(0.150)	0.230	0.250	(0.120)
(0.024)	0.185	0.299	0.683	0.729	0.364

(0.206)	(0.435)	(0.449)	(0.453)	(0.479)	(0.484)
(0.206)	(0.435)	(0.449)	(0.453)	(0.479)	(0.484)

$10.070	$10.300	$10.550	$10.700	$10.470	$10.220

(0.28% )	1.75%	2.90%	6.65%	7.26%	3.56%

$14,459	$14,817	$13,519	$13,153	$11,523	$11,436
0.85%	0.79%	0.65%	0.66%	0.50%	0.50% [3]

1.10%	1.10%	1.09%	1.12%	1.02%	1.05%
3.97%	4.13%	4.28%	4.29%	4.60%	4.65%

3.72%	3.82%	3.84%	3.83%	4.08%	4.10%
46%	14%	20%	13%	26%	64%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
3 Ratio for the year ended August 31, 2003, including fees paid indirectly in accordance with the Securities and Exchange Commission rules were 1.26%.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.280	$10.530	$10.670	$10.450	$10.200	$10.330

0.166	0.357	0.370	0.374	0.401	0.406
(0.239)	(0.250)	(0.140)	0.220	0.250	(0.130)
(0.073)	0.107	0.230	0.594	0.651	0.276

(0.167)	(0.357)	(0.370)	(0.374)	(0.401)	(0.406)
(0.167)	(0.357)	(0.370)	(0.374)	(0.401)	(0.406)

$10.040	$10.280	$10.530	$10.670	$10.450	$10.200

(0.75% )	0.99%	2.23%	5.77%	6.47%	2.69%

$1,665	$2,164	$2,858	$3,023	$2,858	$3,238
1.60%	1.54%	1.40%	1.41%	1.25%	1.25% [3]

1.85%	1.85%	1.84%	1.87%	1.77%	1.80%
3.22%	3.38%	3.53%	3.54%	3.85%	3.90%

2.97%	3.07%	3.09%	3.08%	3.33%	3.35%
46%	14%	20%	13%	26%	64%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
3 Ratio for the year ended August 31, 2003, including fees paid indirectly in accordance with the Securities and Exchange Commission rules were 1.26%.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.280	$10.530	$10.670	$10.450	$10.200	$10.320

0.166	0.357	0.370	0.376	0.401	0.406
(0.239)	(0.250)	(0.140)	0.220	0.250	(0.120)
(0.073)	0.107	0.230	0.596	0.651	0.286

(0.167)	(0.357)	(0.370)	(0.376)	(0.401)	(0.406)
(0.167)	(0.357)	(0.370)	(0.376)	(0.401)	(0.406)

$10.040	$10.280	$10.530	$10.670	$10.450	$10.200

(0.75% )	0.99%	2.23%	5.80%	6.47%	2.79%

$2,150	$2,131	$2,068	$886	$2,329	$2,828
1.60%	1.54%	1.40%	1.41%	1.25%	1.25% [3]

1.85%	1.85%	1.84%	1.87%	1.77%	1.80%
3.22%	3.38%	3.53%	3.54%	3.85%	3.90%

2.97%	3.07%	3.09%	3.08%	3.33%	3.35%
46%	14%	20%	13%	26%	64%

Notes to financial statements
Delaware Multi-state Funds	February 29, 2008 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund (each, a Fund, or, collectively, the Funds). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months.

The investment objective of the Funds is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition

1. Significant Accounting Policies (continued)

of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective February 29, 2008, each Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Notes to financial statements
Delaware Multi-state Funds

1. Significant Accounting Policies (continued)

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”), do not exceed specified percentages of average daily net assets as shown below. For purposes of these waivers and reimbursements, non-routine expenses may also involve such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board of Trustees and DMC.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Operating expense
limitation as a
percentage of average
daily net assets
(per annum)	0.50%	0.63%	0.68%	0.60%	0.60%
Expiration date	12/31/08	12/31/08	12/31/08	12/31/08	12/31/08

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments®

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to each Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended February 29, 2008, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$7,774	$5,300	$14,133	$4,716	$1,027

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 29, 2008, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Investment management
fee payable to DMC	$37,419	$35,754	$109,867	$30,694	$4,504
Dividend disbursing,
transfer agent fees
and other expenses
payable to DSC	5,562	3,896	11,782	3,675	1,264
Distribution fees
payable to DDLP	39,285	31,929	59,587	27,311	6,086
Other expenses payable
to DMC and affiliates*	13,318	8,301	22,435	7,705	2,121

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware Multi-state Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 29, 2008, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
	$5,065	$3,428	$9,256	$3,101	$673

For the six months ended February 29, 2008, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
	$8,181	$5,232	$13,719	$5,997	$1,063

For the six months ended February 29, 2008, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Class A	$ 563	$17,262	$ —	$ —	$ —
Class B	6,632	3,904	735	504	19
Class C	999	—	—	500	—

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by each Fund.

3. Investments

For the six months ended February 29, 2008, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Purchases	$23,942,932	$19,346,030	$19,953,822	$6,953,444	$4,322,113
Sales	29,325,590	24,093,237	31,598,630	6,690,255	4,204,410

3. Investments (continued)

At February 29, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2008, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$136,485,417	$90,750,366	$239,861,838	$83,053,623	$17,968,126
Aggregate
unrealized
appeciation	$2,830,569	$1,595,912	$8,632,713	$1,340,505	$458,846
Aggregate
unrealized
depreciation	(5,203,380)	(5,150,645)	(9,206,862)	(2,767,650)	(456,076)
Net unrealized
appreciation
(depreciation)	$(2,372,811)	$(3,554,733)	$(574,149)	$(1,427,145)	$2,770

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 29, 2008 and the year ended August 31, 2007 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Six Months Ended 2/29/08*
Tax-exempt
income	$2,860,312	$1,924,302	$5,387,477	$1,616,120	$360,825
Ordinary income	—	—	27,144	—	—
Total	$2,860,312	$1,924,302	$5,414,621	$1,616,120	$360,825

Year Ended 8/31/07
Tax-exempt
income	$6,056,305	$4,052,743	$11,438,978	$3,149,577	$743,181

*Tax information for the period ended February 29, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Multi-state Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2008, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of beneficial
interest	$140,397,883	$94,575,736	$255,312,421	$85,773,213	$18,470,970
Distributions
payable	(106,273)	(72,054)	(204,099)	(62,734)	(13,953)
Undistributed
tax-exempt
income	106,273	73,354	205,748	51,433	12,201
Realized gains
(losses) (9/1/07 –
2/29/08)	193,914	(221,655)	(40,554)	73,639	(14,929)
Post-October
losses	(132,836)	(388,963)	—	(9,487)	(17,752)
Capital loss
carryforwards as
of 8/31/07	(2,255,113)*	(668,280)	(7,877,153)	(398,737)	(165,428)
Unrealized appreciation
(depreciation) of
investments	(2,372,811)	(3,554,733)	(574,149)	(1,427,145)	2,770
Net assets	$135,831,037	$89,743,405	$246,822,214	$84,000,182	$18,273,879

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to a Fund merger in 2005.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2007 through February 29, 2008 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 29, 2008, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

5. Components of Net Assets on a Tax Basis (continued)

	Delaware	Delaware
	Tax-Free	Tax-Free
	Colorado Fund	Idaho Fund
Undistributed (distributions in excess of) net
investment income	$30,842	$(1,391)
Accumulated net realized gain (loss)	(30,842)	1,391

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2007 will expire as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
2008	$494,969	$—	$—	$—	$—
2009	—	662,241	1,044,895	151,477	165,428
2010	—	—	—	166,949	—
2011	78,759	6,039	—	—	—
2012	1,681,385	—	4,571,043	—	—
2013	—	—	57,695	—	—
2014	—	—	2,203,520	23,435	—
2015	—	—	—	56,876	—
Total	$2,255,113	$668,280	$7,877,153	$398,737	$165,428

For the six months ended February 29, 2008, the Funds had capital gains (losses) which may reduce (increase) the capital loss carryforwards as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$193,914	$(221,655)	$(40,554)	$73,639	$(14,929)

Notes to financial statements
Delaware Multi-state Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/29/08	8/31/07	2/29/08	8/31/07	2/29/08	8/31/07
Shares sold:
Class A	556,771	1,310,222	684,868	1,994,358	498,435	1,137,342
Class B	10	3,752	3,593	13,600	—	1,966
Class C	88,175	117,465	204,468	311,172	20,940	171,332

Shares issued upon reinvestment of dividends and distributions:
Class A	112,390	237,386	81,671	158,530	301,558	624,637
Class B	9,224	22,522	9,298	21,767	3,755	11,169
Class C	7,318	13,407	15,662	26,532	11,097	22,616
	773,888	1,704,754	999,560	2,525,959	835,785	1,969,062

Shares repurchased:
Class A	(948,318)	(1,775,471)	(1,127,237)	(1,870,154)	(1,425,462)	(2,190,306)
Class B	(145,466)	(350,624)	(131,904)	(490,356)	(69,867)	(260,676)
Class C	(55,720)	(158,370)	(165,901)	(236,524)	(66,360)	(150,438)
	(1,149,504)	(2,284,465)	(1,425,042)	(2,597,034)	(1,561,689)	(2,601,420)
Net decrease	(375,616)	(579,711)	(425,482)	(71,075)	(725,904)	(632,358)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	2/29/08	8/31/07	2/29/08	8/31/07
Shares sold:
Class A	246,483	1,316,463	62,689	239,258
Class B	—	49,968	1,495	3,253
Class C	64,653	78,260	38,396	47,036

Shares issued upon reinvestment of dividends and distributions:
Class A	77,469	142,848	16,520	39,485
Class B	5,250	12,137	1,667	3,399
Class C	9,389	21,162	1,386	2,551
	403,244	1,620,838	122,153	334,982

Shares repurchased:
Class A	(344,088)	(736,545)	(81,276)	(121,595)
Class B	(51,972)	(218,716)	(47,933)	(67,503)
Class C	(99,042)	(248,413)	(33,088)	(38,590)
	(495,102)	(1,203,674)	(162,297)	(227,688)
Net increase (decrease)	(91,858)	417,164	(40,144)	107,294

6. Capital Shares (continued)

For the six months ended February 29, 2008 and the year ended August 31, 2007, the following shares and value were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/29/08			8/31/07
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	23,509	23,509	$262,598	90,057	90,103	$1,014,108
Delaware Tax-Free
California Fund	69,832	70,083	776,571	190,729	191,399	2,178,747
Delaware Tax-Free
Colorado Fund	55,515	55,565	603,024	100,172	100,189	1,109,632
Delaware Tax-Free
Idaho Fund	35,308	35,245	401,090	96,877	96,752	1,103,521
Delaware Tax-Free
New York Fund	9,667	9,640	100,392	16,346	16,311	172,008

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2008, or at any time during the period the ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified on the statements of net assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed

Notes to financial statements
Delaware Multi-state Funds

8. Credit and Market Risk (continued)

by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. As of February 29, 2008, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund and the Delaware Investments® Fund Profiles for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time, for assistance with any questions.

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This page is not part of the semiannual report.

SA-WEST [2/08] DG3 4/08 MF-08-03-024 PO 12796 (2928)

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 5, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 5, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 5, 2008